UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: February 28, 2006

                   Date of reporting period: October 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS
================================



                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TARGET TODAY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                   VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.07%
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                     $ 28,315,191
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                               9,901,202
          N/A  WELLS FARGO ADVANTAGE  MONEY MARKET PORTFOLIO                                  45,853,970

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $80,410,881)                          84,070,363
                                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $80,410,881)*                                                           100.07%       $ 84,070,363

OTHER ASSETS AND LIABILITIES, NET                                              (0.07)            (62,395)
                                                                              ------        ------------

TOTAL NET ASSETS                                                              100.00%       $ 84,007,968
                                                                              ------        ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TARGET 2010 FUND
--------------------------------------------------------------------------------


FACE/SHARE
AMOUNT         SECURITY NAME                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                     $ 133,462,092
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                               47,170,144
          N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                    42,211,264

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $208,899,308)                         222,843,500
                                                                                            -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $208,899,308)*                                                          100.02%       $ 222,843,500

OTHER ASSETS AND LIABILITIES, NET                                              (0.02)             (45,983)
                                                                              ------        -------------

TOTAL NET ASSETS                                                              100.00%       $ 222,797,517
                                                                              ------        -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TARGET 2020 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                     $ 183,015,815
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                              211,798,607
          N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                    16,139,000

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $374,864,521)                         410,953,422
                                                                                            -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $374,864,521)*                                                          100.01%       $ 410,953,422

OTHER ASSETS AND LIABILITIES, NET                                              (0.01)             (29,887)
                                                                              ------        -------------

TOTAL NET ASSETS                                                              100.00%       $ 410,923,535
                                                                              ------        -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TARGET 2030 FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                     $  46,244,517
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                              200,844,590
          N/A  WELLS FARGO ADVANTAGE  MONEY MARKET PORTFOLIO                                   10,061,277

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $230,687,401)                         257,150,384
                                                                                            -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $230,687,401)*                                                          100.01%       $ 257,150,384

OTHER ASSETS AND LIABILITIES, NET                                              (0.01)             (32,253)
                                                                              ------        -------------

TOTAL NET ASSETS                                                              100.00%       $ 257,118,131
                                                                              ------        -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TARGET 2040 FUND
--------------------------------------------------------------------------------


FACE/SHARE
AMOUNT         SECURITY NAME                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                     $  19,391,394
          N/A  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                              251,737,709
          N/A  WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                    11,022,215

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $248,978,851)                         282,151,318
                                                                                            -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $248,978,851)*                                                          100.02%       $ 282,151,318

OTHER ASSETS AND LIABILITIES, NET                                              (0.02)             (60,935)
                                                                              ------        -------------

TOTAL NET ASSETS                                                              100.00%       $ 282,090,383
                                                                              ------        -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTION AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                    VALUE
INVESTMENT COMPANIES - 98.55%

AFFILIATED BOND FUNDS - 58.96%
     276,222  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                              $ 2,878,236
     336,079  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                      2,873,477
     210,154  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                              1,912,402

                                                                                              7,664,115
                                                                                            -----------

AFFILIATED STOCK FUNDS - 39.59%
      72,024  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                       1,287,073
      51,602  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                         1,284,885
      27,167  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                      638,970
      52,487  WELLS FARGO ADVANTAGE OVERSEAS FUND                                               652,935
      68,891  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                           1,282,057

                                                                                              5,145,920
                                                                                            -----------

TOTAL INVESTMENT COMPANIES (COST $12,312,027)                                                12,810,035
                                                                                            -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,312,027)*                                                   98.55%                $12,810,035

OTHER ASSETS AND LIABILITIES, NET                                      1.45                     188,362
                                                                     ------                 -----------

TOTAL NET ASSETS                                                     100.00%                $12,998,397
                                                                     ------                 -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                   VALUE
INVESTMENT COMPANIES - 98.95%

AFFILIATED BOND FUNDS - 39.43%
     478,832  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                             $ 4,989,434
     582,428  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                     4,979,760
     364,121  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                             3,313,506

                                                                                            13,282,700
                                                                                           -----------

AFFILIATED STOCK FUNDS - 59.52%
     281,437  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                      5,029,284
     200,977  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                        5,004,331
     105,985  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                   2,492,774
     203,025  WELLS FARGO ADVANTAGE OVERSEAS FUND                                            2,525,630
     268,623  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                          4,999,069

                                                                                            20,051,088
                                                                                           -----------

TOTAL INVESTMENT COMPANIES (COST $30,652,843)                                               33,333,788
                                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $30,652,843)*                                                 98.95%                 $33,333,788

OTHER ASSETS AND LIABILITIES, NET                                    1.05                      355,128
                                                                 --------                  -----------

TOTAL NET ASSETS                                                   100.00%                 $33,688,916
                                                                 --------                  -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                               VALUE
INVESTMENT COMPANIES - 99.00%

AFFILIATED BOND FUNDS - 19.79%
     201,128  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                         $ 2,095,757
     244,773  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                 2,092,810
     153,132  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                         1,393,498

                                                                                         5,582,065
                                                                                       -----------

AFFILIATED STOCK FUNDS - 79.21%
     313,012  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                  5,593,528
     223,752  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                    5,571,416
     117,915  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                               2,773,367
     227,815  WELLS FARGO ADVANTAGE OVERSEAS FUND                                        2,834,020
     299,466  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                      5,573,056

                                                                                        22,345,387
                                                                                       -----------

TOTAL INVESTMENT COMPANIES (COST $24,540,291)                                           27,927,452
                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $24,540,291)*                                                    99.00%          $27,927,452

OTHER ASSETS AND LIABILITIES, NET                                       1.00               282,762
                                                                      ------           -----------

TOTAL NET ASSETS                                                      100.00%          $28,210,214
                                                                      ------           -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Realized gain distributions from underlying Funds are treated as realized gains.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 92.61%

CALIFORNIA - 91.37%
$     1,330,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
                 ALLIED IRISH BANK PLC LOC)+/-SS.                                         3.35%      09/01/2036          $ 1,330,000
     11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-SS.           3.48       07/15/2035           11,200,000
      6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)+/-SS.                                              3.48       09/15/2032            6,965,000
      8,970,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-SS.              3.50       03/15/2037            8,970,000
     17,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (PORT OAKLAND CA
                 SERIES K) (OTHER REVENUE LOC, FGIC INSURED)+/-SS.++                      3.54       05/07/2008           17,000,000
      5,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY TAX
                 REVENUE, MBIA INSURED)+/-SS.                                             3.51       05/01/2013            5,000,000
      8,500,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.51       08/01/2013            8,500,000
     11,330,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                 SERIES A (HOUSING REVENUE LOC)+/-SS.                                     3.37       09/15/2033           11,330,000
      7,655,000  ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)+/-SS.                         3.49       08/01/2026            7,655,000
      6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
                 SERIES C COLLATERALIZED BY FNMA (MFHR LOC)+/-SS.                         3.50       07/15/2033            6,000,000
      8,160,000  ANAHEIM CA PFA LEASE REVENUE FSA INSURED (OTHER REVENUE LOC)+/-SS.       3.51       09/01/2024            8,160,000
      2,465,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                 (PROPERTY TAX REVENUE LOC)+/-SS.                                         3.48       08/01/2012            2,465,000
      6,800,000  AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA
                 INSURED)+/-SS.                                                           3.34       07/15/2015            6,800,000
      2,600,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C
                 (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)+/-SS.                         3.30       04/01/2025            2,600,000
      2,610,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C
                 (TOLL ROAD REVENUE, AMBAC INSURED)+/-SS.                                 3.30       04/01/2045            2,610,000
     17,650,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                 PROJECT SERIES A (IDR LOC)+/-SS.                                         3.43       12/01/2028           17,650,000
     12,815,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                 WACHOVIA BANK NA LOC)+/-SS.                                              3.60       09/01/2025           12,815,000
     11,795,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
                 WACHOVIA BANK NA LOC)+/-SS.                                              3.60       09/01/2025           11,795,000
      3,640,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
                 CENTER DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                               3.35       12/01/2032            3,640,000
      7,990,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
                 CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL
                 FACILITIES REVENUE LOC)+/-SS.                                            3.35       02/01/2032            7,990,000
     24,160,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
                 FORTIS BANQUE LOC)+/-SS.                                                 3.63       08/01/2040           24,160,000
     20,800,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
                 BANK LOC)+/-SS.                                                          3.48       02/01/2037           20,800,000
     15,000,000  CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE,
                 FIRST SECURITY BANK LOC)+/-SS.                                           3.35       08/01/2031           15,000,000
     44,300,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING
                 REVENUE LOC)+/-SS.                                                       3.48       02/01/2023           44,300,000
      1,050,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
                 REVENUE)+/-SS.                                                           3.48       02/01/2035            1,050,000
     30,000,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                 REVENUE)+/-SS.                                                           3.48       02/01/2038           30,000,000
     12,265,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                 (HOUSING REVENUE LOC)+/-SS.                                              3.48       02/01/2034           12,265,000
      4,500,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                 REVENUE LOC)+/-SS.                                                       3.50       02/01/2017            4,500,000
      5,360,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                 REVENUE LOC)+/-SS.                                                       3.48       08/01/2036            5,360,000
     17,440,000  CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                 SECURITY BANK LOC)+/-SS.                                                 3.48       02/01/2022           17,440,000
      1,845,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                 FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT
                 REVENUE, COMERICA BANK CA LOC)+/-SS.                                     3.48       09/01/2024            1,845,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE           VALUE
CALIFORNIA (continued)
$     7,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
                 BANK PLC LOC)+/-SS.                                                      3.50%      09/01/2025          $ 7,000,000
      5,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)+/-SS.        3.49       09/01/2017            5,000,000
     11,500,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR)+/-SS.              3.51       11/01/2026           11,500,000
      2,300,000  CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)+/-SS.                            3.52       11/01/2017            2,300,000
     17,715,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO -
                 SCHOOL DISTRICTS)                                                        4.50       07/06/2007           17,816,738
      3,610,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP
                 IMPORTANT FINANCING PROJECT SERIES C (LEASE REVENUE LOC)+/-SS.           3.42       07/01/2022            3,610,000
      3,970,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATION COP
                 CAPITAL IMPROVEMENT FINANCING PROJECTS SERIES A (LEASE
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.42       07/01/2022            3,970,000
     43,490,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA LOC)+/-SS.            3.32       07/01/2035           43,490,000
     61,100,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA LOC)+/-SS.            3.32       07/01/2033           61,100,000
      7,200,000  CALIFORNIA SERIES K (HFFA REVENUE, BANK OF AMERICA LOC)+/-SS.            3.30       07/01/2033            7,200,000
      5,285,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.              3.49       03/01/2024            5,285,000
     36,585,000  CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)+/-SS.                                                 3.49       08/01/2025           36,585,000
      4,410,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                 (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-SS.                            3.50       12/01/2032            4,410,000
     19,780,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                 REVENUE)+/-SS.                                                           3.55       05/01/2022           19,780,000
     73,380,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                 REVENUE, BNP PARIBAS LOC)+/-SS.                                          3.68       05/01/2022           73,380,000
     74,900,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.28       05/01/2022           74,900,000
      3,325,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                 REVENUE, BANK OF NOVA SCOTIA LOC)+/-SS.                                  3.35       05/01/2022            3,325,000
     50,960,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                 REVENUE, JPMORGAN LOC)+/-SS.                                             3.36       05/01/2022           50,960,000
      5,965,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                 REVENUE LOC)+/-SS.                                                       3.30       05/01/2022            5,965,000
      8,925,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                 KBC BANK NV LOC)+/-SS.                                                   3.30       05/01/2022            8,925,000
     14,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER
                 REVENUE, BANK OF AMERICA LOC)+/-SS.                                      3.55       05/01/2022           14,000,000
      8,200,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                 REVENUE)+/-SS.                                                           3.28       05/01/2011            8,200,000
     57,460,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                 REVENUE)+/-SS.                                                           3.35       05/01/2018           57,460,000
      9,105,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.30       05/01/2016            9,105,000
     41,615,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.28       05/01/2017           41,615,000
     20,250,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                 REVENUE)+/-SS.                                                           3.30       05/01/2017           20,250,000
      1,620,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G8 (WATER
                 REVENUE, MBIA INSURED)+/-SS.                                             3.35       05/01/2018            1,620,000
     16,700,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
                 REVENUE)+/-SS.                                                           3.28       05/01/2018           16,700,000
      3,490,000  CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-SS.             3.48       12/01/2012            3,490,000
      4,200,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 SERRA MICROCHASSIS PROJECT (IDR, US BANK NA LOC)+/-SS.                   3.65       08/01/2027            4,200,000
     22,815,000  CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
                 INSURED)+/-SS.                                                           3.48       07/01/2014           22,815,000
     15,570,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                 (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                 3.48       01/01/2012           15,570,000
     32,750,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX
                 REVENUE LOC)+/-SS.                                                       3.38       07/01/2023           32,750,000
     11,870,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                 JPMC3 (OTHER REVENUE LOC)+/-SS.                                          3.60       06/01/2013           11,870,000
      1,920,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY
                 REVENUE, MBIA INSURED)+/-SS.                                             3.49       11/01/2023            1,920,000
     15,705,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
                 (LEASE REVENUE, AMBAC INSURED)+/-SS.                                     3.49       12/01/2019           15,705,000
      4,865,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
                 UNIVERSITY REVENUE LOC)+/-SS.                                            3.48       11/01/2012            4,865,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA (continued)
$     4,700,000  CALIFORNIA STATE PUTTERS SERIES 142 (GO - STATES, TERRITORIES
                 LOC, FGIC INSURED)+/-SS.                                                 3.48%      12/01/2029        $   4,700,000
      5,540,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                 REVENUE, FGIC INSURED)+/-SS.                                             3.48       07/01/2014            5,540,000
      5,890,000  CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
                 AMBAC INSURED)+/-SS.                                                     3.48       11/01/2026            5,890,000
      2,995,000  CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
                 MBIA INSURED)+/-SS.                                                      3.48       11/01/2013            2,995,000
      7,000,000  CALIFORNIA STATE SERIES A SUBSERIES A3 (OTHER REVENUE, BANK
                 OF AMERICA LOC)+/-SS.                                                    3.34       05/01/2040            7,000,000
     10,350,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                 OF AMERICA LOC)+/-SS.                                                    3.32       05/01/2040           10,350,000
     14,840,000  CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC)+/-SS.          3.36       05/01/2033           14,840,000
      5,850,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4
                 (PROPERTY TAX REVENUE LOC)+/-SS.                                         3.34       05/01/2034            5,850,000
     46,675,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-5
                 (PROPERTY TAX REVENUE LOC)+/-SS.                                         3.32       05/01/2034           46,675,000
      2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                 INSURED)+/-SS.                                                           3.50       07/01/2027            2,155,000
      6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)+/-SS.       3.50       07/01/2027            6,270,000
      2,505,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                 REVENUE, FNMA INSURED)+/-SS.                                             3.54       12/15/2034            2,505,000
      8,500,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                 REVENUE, CITIBANK NA LOC)+/-SS.                                          3.53       07/01/2038            8,500,000
      5,580,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                 (MFHR, US BANK NA LOC)+/-SS.                                             3.65       11/01/2031            5,580,000
     18,110,000  CALIFORNIA STATEWIDE CDA LIVERMORE VY ARTS CENTER PROJECT
                 (OTHER REVENUE, BANK OF NEW YORK LOC)+/-SS.                              3.32       12/01/2036           18,110,000
      5,500,000  CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                 FNMA INSURED (HOUSING REVENUE LOC)+/-SS.                                 3.35       11/15/2036            5,500,000
     10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                 LOC)+/-SS.                                                               3.50       06/15/2038           10,000,000
     15,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-SS.                 3.53       01/20/2031           15,090,000
      2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                 (HOUSING REVENUE LOC)+/-SS.                                              3.54       12/01/2011            2,900,000
      3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
                 R COLLATERALIZED BY FNMA (MFHR LOC)+/-SS.                                3.50       10/15/2030            3,985,000
      7,060,000  CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD
                 (CITIBANK LOC)+/-SS.                                                     3.53       12/01/2036            7,060,000
      2,000,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
                 LOC)+/-SS.                                                               3.50       04/15/2035            2,000,000
      8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                 (MFHR, FNMA INSURED)+/-SS.                                               3.50       10/15/2030            8,640,000
     15,555,000  CALIFORNIA STATEWIDE CDA PROSPECT SIERRA SCHOOL (OTHER
                 REVENUE, BANK OF AMERICA LOC)+/-SS.                                      3.35       09/01/2036           15,555,000
     21,500,000  CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                       4.50       06/29/2007           21,608,662
     21,500,000  CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER
                 REVENUE)                                                                 4.50       06/29/2007           21,612,309
      4,250,000  CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q
                 (HOUSING REVENUE, CITIBANK NA LOC)+/-SS.                                 3.53       10/01/2038            4,250,000
     17,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                 COLLATERALIZED BY FNMA (MFHR LOC)+/-SS.                                  3.50       10/15/2026           17,065,000
      3,280,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                 INCREMENTAL REVENUE LOC)+/-SS.                                           3.48       10/01/2019            3,280,000
      6,025,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE
                 UTILITIES SERIES A (WATER & SEWER REVENUE, AMBAC INSURED)+/-SS.          3.30       06/01/2032            6,025,000
      5,185,000  COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                 (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)+/-SS.          3.47       09/01/2036            5,185,000
      5,100,000  COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION
                 PROJECT CITY NATIONAL BANK LOC (IDR LOC)+/-SS.                           3.35       11/01/2015            5,100,000
      2,100,000  CONCORD CA MFHR (OTHER REVENUE LOC)+/-SS.                                3.42       12/01/2016            2,100,000
     16,790,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES
                 SERIES A (HOUSING REVENUE LOC)+/-SS.                                     3.53       12/01/2015           16,790,000
      9,390,000  CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS
                 SERIES I (MFHR, FNMA INSURED)+/-SS.                                      3.50       07/15/2032            9,390,000
      2,000,000  CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)+/-SS.                  3.50       10/15/2033            2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE           VALUE
CALIFORNIA (continued)
$     8,000,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                 SERIES H COLLATERALIZED BY FNMA (MFHR LOC)+/-SS.                         3.37%      10/15/2029         $  8,000,000
      2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                 REMARKETED 09/28/94 (MFHR LOC)+/-SS.                                     3.38       11/15/2022            2,000,000
      3,795,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-SS.                        3.49       03/01/2011            3,795,000
     11,000,000  CORONA CA HOUSEHOLD BANK PROJECT B+/-SS.                                 3.35       02/01/2023           11,000,000
      4,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES SERIES 970503 (CALIFORNIA
                 STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC
                 INSURED (LEASE REVENUE LOC)+/-SS.                                        3.49       09/01/2017            4,000,000
      6,355,000  EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)+/-SS.                         3.49       06/01/2020            6,355,000
      5,000,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE,
                 FNMA INSURED)+/-SS.                                                      3.50       08/15/2026            5,000,000
      3,500,000  FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.        3.42       09/01/2030            3,500,000
     11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                 REVENUE LOC)+/-SS.                                                       3.30       09/01/2025           11,150,000
      7,585,000  GOLDEN STATE CA TOB SECURITIZATION CORPORATION RR II R633
                 (OTHER REVENUE, AMBAC INSURED)+/-SS.                                     3.48       06/01/2045            7,585,000
      4,795,000  GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                 REVENUE, FGIC INSURED)+/-SS.                                             3.49       09/01/2024            4,795,000
      4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
                 03/17/94 (MFHR LOC)+/-SS.                                                3.41       07/15/2014            4,000,000
      6,450,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                 US BANK NA LOC (HOUSING REVENUE LOC)+/-SS.                               3.65       08/01/2032            6,450,000
      1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                 FHLMC (MFHR LOC)+/-SS.                                                   3.37       01/01/2025            1,000,000
     13,085,000  HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                    3.40       06/01/2033           13,085,000
      5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                 PROJECT SERIES C (HOUSING REVENUE LOC)+/-SS.                             3.37       12/01/2026            5,500,000
      4,700,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)+/-SS.            3.52       05/15/2017            4,700,000
     16,905,000  LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399
                 (PROPERTY TAX REVENUE, FGIC INSURED)+/-SS.                               3.48       05/01/2030           16,905,000
      7,490,000  LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-SS.                   3.52       05/15/2020            7,490,000
      2,560,000  LONG BEACH CA HARBOR REVENUE FLOATS PT-2756 (AIRPORT REVENUE
                 LOC)+/-SS.                                                               3.52       05/15/2025            2,560,000
      2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                 LOC)+/-SS.                                                               3.52       05/15/2019            2,800,000
      2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                 FGIC INSURED)+/-SS.                                                      3.51       05/15/2020            2,135,000
     11,600,000  LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE, AMBAC INSURED)+/-SS.        3.48       09/01/2030           11,600,000
      3,325,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                 REVENUE LOC)+/-SS.                                                       3.35       04/01/2030            3,325,000
     23,860,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE
                 STATION APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-SS.                  3.62       10/15/2038           23,860,000
     18,200,000  LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                 (LEASE REVENUE, AMBAC INSURED)+/-SS.                                     3.34       08/15/2021           18,200,000
      2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                 INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE
                 NATIONALE PARIS LOC)+/-SS.                                               3.30       05/15/2020            2,000,000
      4,700,000  LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P   (MFHR
                 LOC)+/-SS.                                                               3.50       04/15/2033            4,700,000
      5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                 AMERICA NT & SA LOC (MFHR LOC)+/-SS.                                     3.35       07/01/2015            5,300,000
      5,500,000  LOS ANGELES CA PA 554 (GO - STATES, TERRITORIES, MERRILL
                 LYNCH CAPITAL SERVICES LOC)+/-SS.                                        3.49       09/01/2015            5,500,000
     16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                 BANK NA LOC)+/-SS.                                                       3.30       07/01/2035           16,000,000
      8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-SS.           3.32       07/01/2035            8,875,000
     19,095,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)+/-SS.       3.30       07/01/2035           19,095,000
      4,520,000  LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER
                 REVENUE, FGIC INSURED)+/-SS.                                             3.49       02/01/2019            4,520,000
     14,930,000  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)+/-SS.           3.48       06/01/2026           14,930,000
      7,975,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                 LOC)+/-SS.                                                               3.48       01/01/2009            7,975,000
     12,650,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)+/-SS.                        3.32       07/01/2035           12,650,000
     38,630,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)+/-SS.                                               3.38       07/01/2035           38,630,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE           VALUE
CALIFORNIA (continued)
$    25,825,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                               4.50%      06/29/2007          $25,933,927
      7,320,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 LOC)+/-SS.                                                               3.49       01/01/2011            7,320,000
      7,390,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.            3.49       07/01/2022            7,390,000
      5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                 (WATER REVENUE LOC)+/-SS.                                                3.48       01/01/2009            5,995,000
     31,900,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                 REVENUE LOC)+/-SS.                                                       3.60       09/01/2030           31,900,000
      6,495,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                 APARTMENTS-B (HOUSING REVENUE LOC)+/-SS.                                 3.43       06/01/2010            6,495,000
        940,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                 ALLOCATION REVENUE, AMBAC INSURED)+/-SS.                                 3.50       01/01/2031              940,000
      5,905,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES A2 JPMORGAN CHASE BANK INSURED (WATER REVENUE
                 LOC)+/-SS.                                                               3.24       07/01/2023            5,905,000
      5,625,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)+/-SS.              3.30       07/01/2035            5,625,000
     10,370,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C (WATER REVENUE LOC)+/-SS.                               3.30       07/01/2027           10,370,000
     53,820,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C3 (WATER REVENUE LOC)+/-SS.                              3.30       07/01/2030           53,820,000
      5,995,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
                 REVENUE LOC)+/-SS.                                                       3.48       09/01/2029            5,995,000
     12,700,000  MSR PUBLIC POWER AGENCY CA SAN JUAN PROJECT SERIES E
                 (UTILITIES REVENUE, MBIA INSURED)+/-SS.                                  3.30       07/01/2022           12,700,000
      9,500,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT (OTHER
                 REVENUE, MBIA INSURED)+/-SS.                                             3.48       07/01/2017            9,500,000
      6,350,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                 SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)+/-SS.                      3.30       07/01/2022            6,350,000
      3,340,000  OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT
                 SERIES B (POWER REVENUE LOC)+/-SS.                                       3.32       07/01/2033            3,340,000
     16,000,000  OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                 (HOUSING REVENUE LOC)+/-SS.                                              3.32       07/01/2033           16,000,000
      8,625,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-SS.                       3.48       06/15/2021            8,625,000
     23,287,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                 SERIES C1 (LEASE REVENUE LOC)+/-SS.                                      3.39       02/01/2025           23,287,000
     26,155,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                 PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)+/-SS.                  3.37       12/01/2029           26,155,000
      6,375,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES
                 A (HOUSING REVENUE)+/-SS.                                                3.43       11/01/2009            6,375,000
      4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                 VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)+/-SS.                      3.37       11/15/2028            4,000,000
      9,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A
                 PUTTABLE (FHLMC, HOUSING REVENUE LOC)+/-SS.                              3.37       12/01/2006            9,000,000
      9,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                 HARBOR POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)+/-SS.              3.37       12/01/2022            9,449,000
        500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                 (HOUSING REVENUE LOC)+/-SS.                                              3.37       11/15/2028              500,000
      2,302,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                 (SEWER REVENUE LOC)+/-SS.                                                3.48       02/01/2033            2,302,500
      4,260,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                 LOC)+/-SS.                                                               3.42       11/01/2014            4,260,000
     17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.          3.42       11/01/2014           17,000,000
     29,975,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                 LLOYDS TSB BANK PLC LOC)+/-SS.                                           3.30       08/01/2042           29,975,000
      6,600,000  OXNARD CA FINANCING AUTHORITY SERIES B (LEASE REVENUE, AMBAC
                 INSURED)+/-SS.                                                           3.31       06/01/2033            6,600,000
     12,525,000  PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK
                 LOC)+/-SS.                                                               3.30       09/01/2031           12,525,000
      9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                 APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-SS.                3.35       12/15/2033            9,515,000
      7,825,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-SS.                           3.49       09/01/2024            7,825,000
      5,420,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-SS.                           3.49       09/01/2026            5,420,000
      1,725,000  PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES
                 A (TAX ALLOCATION REVENUE LOC)+/-SS.                                     3.50       09/01/2035            1,725,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE           VALUE
CALIFORNIA (continued)
$     5,480,000  PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX
                 REVENUE, MBIA INSURED)+/-SS.                                             3.48%      02/01/2013          $ 5,480,000
      4,220,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)+/-SS.                                                               3.48       08/01/2020            4,220,000
      4,895,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-SS.                 3.52       05/01/2008            4,895,000
      7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                 (TRANSPORTATION REVENUE LOC)+/-SS.                                       3.52       05/01/2010            7,285,000
      5,455,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                 REVENUE LOC, FGIC INSURED)+/-SS.                                         3.50       11/01/2021            5,455,000
      4,245,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                 2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)+/-SS.                     3.48       06/15/2020            4,245,000
      5,100,000  POWAY CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.                  3.49       08/01/2008            5,100,000
      8,000,000  POWAY CA USD COP (LEASE REVENUE LOC)+/-SS.                               3.30       06/01/2029            8,000,000
      2,140,000  RAMONA CA USD COP (LEASE REVENUE, AMBAC INSURED)+/-SS.                   3.35       05/01/2029            2,140,000
      5,305,000  REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)+/-SS.                                                 3.49       01/01/2011            5,305,000
      2,545,000  REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                 REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC (PROPERTY TAX
                 REVENUE LOC)+/-SS.                                                       3.40       07/01/2030            2,545,000
      6,195,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                 (SPECIAL TAX REVENUE LOC, KBC BANK LOC)+/-SS.                            3.33       09/01/2014            6,195,000
      3,600,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
                 LOC)+/-SS.                                                               3.44       07/05/2014            3,600,000
      8,300,000  ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (SACRAMENTO
                 COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY) (SEWER
                 REVENUE, FGIC INSURED)+/-SS.                                             3.44       12/01/2025            8,300,000
      7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES
                 F (HOUSING REVENUE, FNMA INSURED)+/-SS.                                  3.50       09/15/2036            7,000,000
     24,700,000  SACRAMENTO CA USD COP FSA INSURED (GO - SCHOOL DISTRICTS
                 LOC)+/-SS.                                                               3.38       03/01/2031           24,700,000
      7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                 SERIES I (HOUSING REVENUE LOC)+/-SS.                                     3.50       05/15/2034            7,000,000
      6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                 SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.              3.50       05/15/2029            6,300,000
      5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                 INSURED)+/-SS.                                                           3.37       07/15/2029            5,000,000
      6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                 APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-SS.                          3.50       02/15/2033            6,000,000
     17,525,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 CLASS A (SEWER REVENUE, AMBAC INSURED)+/-SS.                             3.49       12/01/2035           17,525,000
      6,810,000  SAN BERNARDINO CA CITY USD (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)+/-SS.                                                 3.48       08/01/2026            6,810,000
      6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                 SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.              3.37       05/15/2029            6,115,000
      5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
                 A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                     3.37       05/15/2029            5,600,000
      7,270,000  SAN DIEGO CA (WATER REVENUE, FGIC INSURED)+/-SS.                         3.48       08/01/2024            7,270,000
     43,000,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER
                 REVENUE)                                                                 4.50       07/27/2007           43,215,730
     10,750,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY
                 TAX REVENUE)                                                             4.50       07/27/2007           10,802,617
     14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                       3.50       01/15/2033           14,825,000
     12,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                 APARTMENTS SERIES B (HOUSING REVENUE LOC)+/-SS.                          3.50       01/15/2035           12,000,000
     30,820,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                 (LEASE REVENUE, AMBAC INSURED)+/-SS.                                     3.53       02/15/2026           30,820,000
      7,415,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                 (LEASE REVENUE, AMBAC INSURED)+/-SS.                                     3.53       02/15/2026            7,415,000
     52,435,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                 (LEASE REVENUE, AMBAC INSURED)+/-SS.                                     3.53       02/15/2026           52,435,000
     19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                 REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-SS.                  3.48       05/15/2029           19,130,000
      6,215,000  SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
                 LOC)+/-SS.                                                               3.48       07/01/2027            6,215,000
     11,580,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
                 REVENUE LOC)+/-SS.                                                       3.49       07/01/2022           11,580,000
     25,000,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                    4.50       07/24/2007           25,123,892
      3,952,500  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                 REVENUE, MBIA INSURED)+/-SS.                                             3.64       11/01/2010            3,952,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
CALIFORNIA (continued)
$    10,665,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION
                 FOR CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER &
                 SEWER REVENUE LOC)+/-SS.                                                 3.50%      10/01/2022      $   10,665,000
      8,000,000  SAN FRANCISCO CA CITY & COUNTY RDA COMMUNITY FACILITIES
                 DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV
                 LOC)+/-SS.                                                               3.35       08/01/2036           8,000,000
      8,100,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-SS.                    3.42       08/01/2035           8,100,000
      2,580,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION  (TAX
                 INCREMENTAL REVENUE LOC)+/-SS.                                           3.48       08/01/2011           2,580,000
      6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                 SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                  3.48       08/01/2027           6,857,500
      2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B PUTTABLE
                 (SECURITY PACIFIC NATIONAL LOC)+/-SS.                                    3.35       10/01/2007           2,200,000
      8,750,000  SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-SS.         3.49       08/01/2038           8,750,000
      6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                 INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                              3.49       02/01/2011           6,510,000
      6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                 INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                              3.49       08/01/2011           6,510,000
      5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                 PROJECT SERIES A COLLATERALIZED BY FNMA (MFHR LOC)+/-SS.                 3.37       12/15/2025           5,900,000
     11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
                 E (MFHR LOC, FGIC INSURED)+/-SS.                                         3.41       11/15/2017          11,400,000
      8,050,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, MBIA INSURED)+/-SS.                                             3.49       08/01/2025           8,050,000
      6,140,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                 REVENUE, FGIC INSURED)+/-SS.                                             3.48       08/01/2021           6,140,000
     10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)+/-SS.       3.37       06/01/2010          10,000,000
      6,150,000  SIMI VALLEY CA SERIES A (MFHR LOC)+/-SS.                                 3.37       07/01/2023           6,150,000
     25,600,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
                 FGIC INSURED)+/-SS.                                                      3.48       11/01/2035          25,600,000
      5,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)+/-SS.         3.28       07/01/2021           5,000,000
      5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
                 REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-SS.                3.49       07/01/2011           5,315,000
      1,180,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A   (HEALTHCARE
                 FACILITIES REVENUE LOC)+/-SS.                                            3.50       12/01/2032           1,180,000
      6,100,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480
                 MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                  3.48       09/01/2022           6,100,000
      7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.48       05/15/2035           7,000,000
      7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                 REVENUE LOC)+/-SS.                                                       3.37       05/15/2029           7,750,000
     25,900,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                            4.50       07/02/2007          26,016,549
      6,605,000  VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                 SECURITY BANK LOC)+/-SS.                                                 3.48       12/01/2019           6,605,000
      5,480,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                 REVENUE)+/-SS.                                                           3.49       08/01/2025           5,480,000

                                                                                                                      2,742,468,924
                                                                                                                     --------------

PUERTO RICO - 1.24%
      7,200,000  EAGLE TAX-EXEMPT CERTIFICATES TRUST 20015101 CLASS A (PUERTO
                 RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY)(OTHER
                 REVENUE LOC)+/-SS.                                                       3.51       10/01/2034           7,200,000
     19,000,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)+/-SS.                             3.46       07/01/2029          19,000,000
      4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SERIES 86 (SALES TAX REVENUE LOC)+/-SS.                                  3.48       07/01/2015           4,995,000
      6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                 SERIES 416 FSA LOC (LEASE REVENUE LOC)+/-SS.                             3.48       07/01/2021           6,135,000

                                                                                                                         37,330,000
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,779,798,923)                                                                   2,779,798,924
                                                                                                                     --------------

COMMERCIAL PAPER - 7.42%
     33,650,000  CALIFORNIA STATEWIDE CDA                                                 3.45       12/06/2006          33,650,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$    30,395,000  CALIFORNIA STATEWIDE CDA SERIES 05-A                                     3.45%      12/06/2006   $      30,395,000
      9,800,000  GOLDEN GATE BRIDGE SERIES A                                              3.50       01/11/2007           9,800,000
     30,500,000  GOLDEN GATE BRIDGE SERIES B                                              3.48       02/06/2007          30,500,000
     25,430,000  PORT OF OAKLAND CA SERIES E                                              3.45       12/01/2006          25,430,000
     16,990,000  RIVERSIDE COUNTY TEETER FINANCE SERIES B-2                               3.50       02/15/2007          16,990,000
      3,000,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                        3.45       12/01/2006           3,000,000
        250,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                        3.50       12/01/2006             250,000
     10,885,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                        3.48       12/07/2006          10,885,000
      9,500,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     3.50       03/14/2007           9,500,000
     29,455,000  UNIVERSITY OF CALIFORNIA SERIES A                                        3.48       02/08/2007          29,455,000
     22,820,000  UNIVERSITY OF CALIFORNIA SERIES A                                        3.49       02/13/2007          22,820,000

TOTAL COMMERCIAL PAPER (COST $222,675,000)                                                                              222,675,000
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,002,473,924)*                                  100.03%                                                   $   3,002,473,924

OTHER ASSETS AND LIABILITIES, NET                        (0.03)                                                            (850,688)
                                                       -------                                                    -----------------

TOTAL NET ASSETS                                        100.00%                                                   $   3,001,623,236
                                                       -------                                                    -----------------

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                             INTEREST RATE     MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 0.88%
$     40,000,000  ARKLE MASTER ISSUER PLC+/-++                                   5.31%          11/19/2007       $   40,000,000
      63,500,000  FORD CREDIT AUTO OWNER TRUST++                                 5.36           12/15/2007           63,500,000
      29,000,000  USAA AUTO OWNER TRUST                                          5.34           12/13/2007           29,000,000

TOTAL ASSET BACKED SECURITIES (COST $132,500,000)                                                                   132,500,000
                                                                                                                 --------------

CERTIFICATES OF DEPOSIT - 1.34%
      34,000,000  CALYON NEW YORK SERIES YCD+/-                                  5.33           09/13/2007           33,992,707
      39,000,000  CALYON NEW YORK SERIES YCD1+/-                                 5.36           06/20/2007           39,001,093
      45,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                    5.29           06/28/2007           44,989,468
      83,000,000  CREDIT SUISSE NEW YORK SERIES CD+/-                            5.38           04/24/2007           82,994,803

TOTAL CERTIFICATES OF DEPOSIT (COST $200,978,071)                                                                   200,978,071
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.26%
      39,229,604  PARAGON MORTGAGES PLC+/-++ss.                                  5.30           11/15/2038           39,229,604

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $39,229,604)                                                         39,229,604
                                                                                                                 --------------

COMMERCIAL PAPER - 39.24%
     276,754,000  AMSTEL FUNDING CORPORATION++^                                  5.18           04/03/2007          271,855,915
      45,000,000  AQUIFER FUNDING LLC++^                                         5.28           12/05/2006           44,973,600
      51,354,000  AQUINAS FUNDING LLC++^                                         5.25           02/26/2007           50,702,446
      70,325,000  ATLANTIS ONE FUNDING++^                                        5.26           12/18/2006           70,150,321
      25,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                           5.28           12/06/2006           24,981,667
      73,500,000  ATLAS CAPITAL FUNDING CORPORATION++^                           5.28           12/08/2006           73,424,540
      48,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                           5.28           12/13/2006           47,915,520
      59,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                           5.21           04/09/2007           57,898,519
      20,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                           5.22           05/07/2007           19,545,136
     130,053,000  ATOMIUM FUNDING LLC++^                                         5.28           12/13/2006          129,824,107
     122,425,000  ATOMIUM FUNDING LLC++^                                         5.27           01/24/2007          121,457,230
      21,000,000  ATOMIUM FUNDING LLC++^                                         5.27           02/16/2007           20,763,289
      83,000,000  BANK OF AMERICA NA+/-                                          5.32           04/11/2007           83,000,000
     100,000,000  BASF AG++^                                                     5.23           03/13/2007           98,518,167
      80,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                         5.30           01/23/2007           80,000,000
      66,678,000  BUCKINGHAM CDO II LLC++^                                       5.30           01/26/2007           66,128,277
     192,808,000  BUCKINGHAM CDO LLC++^                                          5.29           12/04/2006          192,723,004
      25,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                              5.27           01/12/2007           24,846,292
      26,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                              5.27           02/22/2007           25,684,093
     101,574,000  CEDAR SPRINGS CAPITAL COMPANY++^                               5.28           01/04/2007          101,067,484
      72,057,000  CEDAR SPRINGS CAPITAL COMPANY++^                               5.29           01/09/2007           71,644,053
      55,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                               5.27           01/17/2007           54,621,585
     100,230,000  CEDAR SPRINGS CAPITAL COMPANY++^                               5.27           02/09/2007           99,202,921
      33,255,000  CEDAR SPRINGS CAPITAL COMPANY++^                               5.27           02/16/2007           32,880,151
      76,146,000  CEDAR SPRINGS CAPITAL COMPANY++^                               5.22           03/13/2007           75,019,801
      50,000,000  CHEYNE FINANCE LLC++^                                          5.27           02/13/2007           49,458,361
      50,000,000  CHEYNE FINANCE LLC++^                                          5.27           02/22/2007           49,392,486
      24,000,000  CHEYNE FINANCE LLC++^                                          5.22           04/10/2007           23,547,600
      53,400,000  CIT GROUP INCORPORATED^                                        5.25           02/26/2007           52,722,487
     115,947,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                           5.22           02/09/2007          114,770,138
      33,165,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                           5.24           02/16/2007           32,793,294
      80,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                           5.31           12/06/2007           80,000,000
     106,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                           5.31           12/13/2007          106,000,000
      45,000,000  CROWN POINT CAPITAL COMPANY++^                                 5.25           01/12/2007           44,724,375
      73,529,000  CROWN POINT CAPITAL COMPANY++^                                 5.21           03/14/2007           72,432,948
      33,966,000  CULLINAN FINANCE CORPORATION++^                                5.27           02/16/2007           33,583,137
      33,000,000  CULLINAN FINANCE CORPORATION++^                                5.21           04/25/2007           32,308,169
      38,774,000  DAIMLERCHRYSLER REVOLVING AUTO CONDUIT LLC^                    5.28           12/05/2006           38,751,253
     167,000,000  DANSKE CORPORATION++^                                          5.17           04/10/2007          163,882,203
      86,000,000  DEER VALLEY FUNDING LLC++^                                     5.28           01/12/2007           85,470,240
      84,000,000  DEER VALLEY FUNDING LLC++^                                     5.28           01/30/2007           83,260,800
     142,000,000  DEER VALLEY FUNDING LLC++^                                     5.28           02/05/2007          140,625,440

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                             INTEREST RATE     MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
     $93,000,000  DORADA FINANCE INCORPORATED++^                                 5.27%          01/16/2007       $   92,373,748
      49,757,000  FALCON ASSET SECURITIZATION COMPANY LLC++^                     5.27           12/06/2006           49,720,581
      41,155,000  FCAR OWNER TRUST II^                                           5.28           01/23/2007           40,835,088
      40,600,000  FCAR OWNER TRUST II^                                           5.24           03/23/2007           39,938,130
      92,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^              5.27           02/15/2007           90,976,449
      20,000,000  FOX TROT CDO LIMITED++^                                        5.28           01/08/2007           19,888,639
      40,000,000  GEMINI SECURITIZATION LLC++^                                   5.26           01/19/2007           39,713,622
     140,000,000  GERMAN RESIDENTIAL FUNDING++^                                  5.28           02/22/2007          138,295,733
      60,000,000  HARRIER FINANCE FUNDING US LLC++^                              5.27           12/05/2006           59,964,867
     105,250,000  HARRIER FINANCE FUNDING US LLC++^                              5.26           02/16/2007          104,065,879
      25,000,000  KEEL CAPITAL INCORPORATED++^                                   5.28           01/25/2007           24,798,333
     162,868,000  KESTREL FUNDING US LLC++^                                      5.25           01/12/2007          161,870,434
     104,200,000  KESTREL FUNDING US LLC++^                                      5.26           01/26/2007          103,347,412
      75,000,000  KESTREL FUNDING US LLC++^                                      5.26           02/08/2007           74,243,875
      25,000,000  KLIO II FUNDING CORPORATION++^                                 5.27           12/13/2006           24,956,083
     115,000,000  LEGACY CAPITAL LLC++^                                          5.22           02/06/2007          113,882,775
      95,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                        5.27           01/05/2007           94,513,257
      85,000,000  LEXINGTON PARKER CAPITAL CORPORATION+/-                        5.34           03/01/2007           84,996,119
      30,000,000  LIQUID FUNDING LIMITED++^                                      5.25           12/15/2006           29,938,750
      86,000,000  LIQUID FUNDING LIMITED+/-++                                    5.32           12/27/2006           86,000,000
      75,000,000  MONT BLANC CAPITAL CORPORATION++^                              5.28           01/04/2007           74,626,000
     100,000,000  NATIONWIDE BUILDING SOCIETY++^                                 5.20           04/11/2007           98,107,778
      25,000,000  NEWPORT FUNDING CORPORATION++^                                 5.26           01/19/2007           24,821,014
      68,728,000  NORTH SEA FUNDING LLC++^                                       5.27           01/16/2007           68,265,193
      65,580,000  NORTH SEA FUNDING LLC++^                                       5.27           01/22/2007           65,080,790
       5,824,000  NORTH SEA FUNDING LLC++^                                       5.27           01/23/2007            5,778,814
     135,000,000  PICAROS FUNDING LLC++^                                         5.27           01/16/2007          134,090,925
      82,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                           5.26           01/24/2007           81,353,020
      25,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                           5.26           01/25/2007           24,799,097
      45,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                           5.26           01/26/2007           44,631,800
       8,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                           5.25           01/29/2007            7,931,167
      75,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                           5.27           02/02/2007           74,308,312
      20,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                           5.26           02/09/2007           19,795,444
      25,000,000  STANFIELD VICTORIA FUNDING++^                                  5.26           01/30/2007           24,780,833
      22,000,000  STANFIELD VICTORIA FUNDING++^                                  5.26           02/01/2007           21,800,704
      34,000,000  STANFIELD VICTORIA FUNDING++^                                  5.24           03/15/2007           33,485,316
       8,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                            5.20           04/13/2007            7,846,311
     100,000,000  TIERRA ALTA FUNDING++^                                         5.29           12/14/2006           99,808,972
      90,000,000  TIERRA ALTA FUNDING++^                                         5.28           12/21/2006           89,736,000
      71,500,000  UNICREDITO ITALIANO BANK (IRELAND)++^                          5.26           02/06/2007           70,800,055
      73,000,000  VETRA FINANCE INCORPORATED++^                                  5.27           02/02/2007           72,326,757
      50,000,000  VETRA FINANCE INCORPORATED++^                                  5.27           02/16/2007           49,436,403
      70,000,000  ZELA FINANCE INCORPORATED++^                                   5.27           01/16/2007           69,528,628

TOTAL COMMERCIAL PAPER (COST $5,880,010,156)                                                                      5,880,010,156
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 0.73%
       8,000,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-ss.                 5.32           03/01/2023            8,000,000
       5,000,000  LP PINEWOOD SPV+/-ss.                                          5.32           02/01/2018            5,000,000
      96,648,000  SMM TRUST 2006-M+/-++                                          5.37           02/02/2007           96,648,000

TOTAL CORPORATE BONDS & NOTES (COST $109,648,000)                                                                   109,648,000
                                                                                                                 --------------

EXTENDABLE BONDS - 15.99%
      70,000,000  3M COMPANY++                                                   5.65           12/12/2006           70,017,529
      60,000,000  AMERICAN GENERAL FINANCE+/-++                                  5.35           12/14/2007           60,000,000
      70,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                         5.31           12/14/2007           70,000,000
     108,000,000  BNP PARIBAS SA+/-                                              5.29           12/16/2007          108,000,000
     148,000,000  DNB NORSKE BANK ASA+/-++                                       5.31           12/24/2007          148,000,000
     110,000,000  FLORIDA HURRICANE CATASTROPHE+/-                               5.33           12/14/2007          110,000,000
     215,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                           5.45           07/09/2007          215,003,218
     175,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                     5.29           12/07/2007          175,000,000
     300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                   5.43           12/07/2007          300,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                             INTEREST RATE     MATURITY DATE          VALUE
EXTENDABLE BONDS (CONTINUED)
$    117,500,000  INTESA BANK (IRELAND) PLC+/-++                                 5.32%          12/24/2007       $  117,500,000
      83,000,000  IRISH LIFE & PERMANENT PLC                                     5.32           12/21/2007           83,000,000
      20,000,000  IRISH LIFE & PERMANENT PLC                                     5.32           12/21/2007           20,000,021
      22,000,000  ISLANDS BANK+/-++                                              5.39           04/22/2007           21,999,701
      66,000,000  KAUPTHING BANK SERIES MTN+/-++                                 5.38           03/20/2007           66,000,000
      70,000,000  MERCK & COMPANY INCORPORATED+/-++ss.                           4.52           02/22/2007           69,918,023
      67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                        5.57           07/11/2007           67,000,000
     134,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                        5.30           12/24/2007          134,000,000
      80,000,000  MORGAN STANLEY+/-                                              5.39           12/03/2007           80,000,000
      80,000,000  NATIONWIDE BUILDING SOCIETY+/-++                               5.35           10/05/2007           80,000,000
      13,000,000  NORDEA BANK AB+/-++                                            5.30           12/07/2007           13,000,000
     134,000,000  NORDEA BANK AB+/-++                                            5.33           12/11/2007          134,000,000
     100,000,000  NORTHERN ROCK PLC+/-++                                         5.46           10/09/2007          100,000,000
     130,000,000  NORTHERN ROCK PLC+/-++                                         5.36           11/02/2007          130,000,000
      24,000,000  PREMIUM ASSET TRUST+/-++                                       5.36           11/15/2007           24,000,000

TOTAL EXTENDABLE BONDS (COST $2,396,438,492)                                                                      2,396,438,492
                                                                                                                 --------------

MEDIUM TERM NOTES - 10.12%
      57,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                             5.39           11/14/2007           57,026,557
      27,000,000  AMERICAN HONDA FINANCE+/-++                                    5.34           05/11/2007           26,998,806
      55,000,000  ASIF GLOBAL FINANCING+/-++                                     5.41           05/03/2007           55,014,265
     171,700,000  BANK OF AMERICA SECURITIES+/-ss.(e)                            5.38                               171,700,000
     120,200,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(e)                   5.43                               120,200,000
      35,000,000  CHEYNE FINANCE LLC+/-++                                        5.34           05/21/2007           34,997,175
      36,500,000  CHEYNE FINANCE LLC+/-++                                        5.33           05/24/2007           36,496,576
      45,000,000  CHEYNE FINANCE LLC+/-++                                        5.34           07/16/2007           44,993,127
      71,000,000  CULLINAN FINANCE CORPORATION+/-++                              5.34           05/21/2007           70,996,692
       9,990,000  FIORE CAPITAL LLC+/-ss.                                        5.35           08/01/2045            9,990,000
      95,000,000  HARRIER FINANCE FUNDING LLC+/-++                               5.33           05/15/2007           94,993,356
      16,700,000  JOHN HANCOCK GLOBAL FUNDING+/-++                               5.45           02/24/2007           16,703,999
      34,000,000  KESTREL FUNDING US LLC+/-++                                    5.36           09/21/2007           33,994,632
      44,000,000  LEHMAN BROTHERS HOLDINGS+/-                                    5.39           07/19/2007           44,026,032
      19,000,000  LIBERTY LIGHT US CAPITAL+/-++                                  5.54           03/15/2007           19,008,478
      45,000,000  LIBERTY LIGHT US CAPITAL+/-++                                  5.33           07/10/2007           44,994,648
     100,000,000  LIQUID FUNDING LIMITED+/-++                                    5.34           01/16/2007          100,000,000
      29,000,000  MERRILL LYNCH & COMPANY+/-                                     5.52           02/28/2007           29,011,435
     100,000,000  ROYAL BANK OF CANADA+/-                                        5.35           12/10/2007          100,000,000
      75,000,000  SEDNA FINANCE INCORPORATED++                                   5.00           02/12/2007           75,000,000
      42,000,000  SEDNA FINANCE INCORPORATED+/-++                                5.34           05/21/2007           41,997,795
      36,000,000  SEDNA FINANCE INCORPORATED+/-++                                5.33           05/30/2007           35,998,141
      40,000,000  SEDNA FINANCE INCORPORATED+/-++                                5.35           06/18/2007           39,997,688
      68,000,000  TANGO FINANCE CORPORATION+/-++                                 5.33           05/24/2007           67,996,758
      40,000,000  USAA CAPITAL CORPORATION++                                     5.59           12/20/2006           40,015,832
      35,000,000  VETRA FINANCE INCORPORATED+/-++                                5.32           12/06/2007           34,996,500
      30,000,000  WHISTLEJACKET CAPITAL LIMITED++                                5.00           02/07/2007           30,000,000
      39,000,000  ZELA FINANCE INCORPORATED+/-++                                 5.32           12/07/2007           38,996,100

TOTAL MEDIUM TERM NOTES (COST $1,516,144,592)                                                                     1,516,144,592
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 0.48%
       1,045,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-ss.              5.37           12/15/2026            1,045,000
         660,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-ss.              5.37           12/15/2026              660,000
         990,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-ss.              5.37           12/15/2026              990,000
       1,170,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-ss.              5.37           12/15/2026            1,170,000
         535,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-ss.              5.46           12/15/2026              535,000
       1,380,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-ss.              5.37           12/15/2026            1,380,000
      22,935,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                  TERRITORIES LOC)+/-ss.                                         5.33           11/01/2028           22,935,000
      43,300,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES D
                  (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss.                                          5.35           06/01/2045           43,299,568

TOTAL MUNICIPAL BONDS & NOTES (COST $72,014,568)                                                                     72,014,568
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
PROMISSORY NOTES - 3.75%
    $381,200,000  CITIGROUP GLOBAL+/-ss.(e)                                           5.38%                       $    381,200,000
     180,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                               5.43         01/26/2007          180,000,000

TOTAL PROMISSORY NOTES (COST $561,200,000)                                                                             561,200,000
                                                                                                                  ----------------

TIME DEPOSITS - 2.78%
     211,000,000  SOCIETE GENERALE (CANADA)                                           5.28         12/05/2006          211,000,000
     206,000,000  SOCIETE GENERALE (CAYMAN)                                           5.27         12/07/2006          206,000,000

TOTAL TIME DEPOSITS (COST $417,000,000)                                                                                417,000,000
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 25.14%
     222,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $222,032,807)                 5.32         12/01/2006          222,000,000
      35,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $35,005,153)                  5.30         12/01/2006           35,000,000
     352,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $352,309,173)                 5.27         12/06/2006          352,000,000
     522,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $522,077,140                  5.32         12/01/2006          522,000,000
     329,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $329,048,071)                 5.26         12/01/2006          329,000,000
     343,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $343,050,783)                 5.33         12/01/2006          343,000,000
      25,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $25,003,722)                  5.36         12/01/2006           25,000,000
     320,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $320,047,378)                 5.33         12/01/2006          320,000,000
      11,006,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $11,007,620)                  5.30         12/01/2006           11,006,000
     192,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $192,028,427)                 5.33         12/01/2006          192,000,000
     205,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $205,210,068)                 5.27         12/07/2006          205,000,000
     366,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $366,213,907)                 5.26         12/04/2006          366,000,000
     200,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $200,029,667)                 5.34         12/01/2006          200,000,000
     298,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $298,044,121)                 5.33         12/01/2006          298,000,000
     348,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $348,051,717)                 5.35         12/01/2006          348,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,768,006,000)                                                                    3,768,006,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $15,093,169,483)*                                             100.71%                                       $ 15,093,169,483

OTHER ASSETS AND LIABILITIES, NET                                    (0.71)                                           (107,086,167)
                                                                ----------                                        ----------------

TOTAL NET ASSETS                                                    100.00%                                       $ 14,986,083,316
                                                                ----------                                        ----------------


+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                    INTEREST RATE     MATURITY DATE          VALUE
AGENCY NOTES - DISCOUNT - 7.06%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.85%
$ 50,000,000  FHLMC^                                                5.11%          12/05/2006       $   49,971,611
  23,800,000  FHLMC^                                                5.16           02/13/2007           23,547,561
  78,360,000  FHLMC^                                                5.06           02/20/2007           77,467,871
 117,919,000  FHLMC^                                                5.04           03/27/2007          116,005,895
  18,440,000  FHLMC^                                                5.04           03/27/2007           18,140,534
  13,641,000  FHLMC^                                                5.05           03/27/2007           13,419,031
 100,000,000  FHLMC^                                                5.07           04/17/2007           98,070,583
  75,086,000  FHLMC^                                                5.05           04/27/2007           73,537,664

                                                                                                       470,160,750
                                                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.21%
  35,610,000  FNMA^                                                 5.18           01/03/2007           35,440,912
 162,500,000  FNMA^                                                 5.18           01/10/2007          161,564,722
  35,000,000  FNMA^                                                 5.17           02/01/2007           34,688,364
 140,000,000  FNMA^                                                 5.17           02/01/2007          138,753,455
  38,139,899  FNMA^                                                 5.20           02/01/2007           37,798,335
  73,000,000  FNMA^                                                 5.18           03/01/2007           72,054,650
  50,500,000  FNMA^                                                 5.18           03/01/2007           49,846,025
  31,002,551  FNMA^                                                 5.18           03/01/2007           30,601,068
  11,450,000  FNMA^                                                 5.18           03/01/2007           11,301,723
  17,222,753  FNMA^                                                 5.18           03/01/2007           16,999,718
  59,300,000  FNMA^                                                 5.07           04/30/2007           58,048,523
  50,000,000  FNMA^                                                 5.15           06/01/2007           48,699,458

                                                                                                       695,796,953
                                                                                                    --------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,165,957,703)                                                  1,165,957,703
                                                                                                    --------------

AGENCY NOTES - INTEREST BEARING - 18.77%

FEDERAL FARM CREDIT BANK - 3.35%
  15,000,000  FFCB+/-                                               5.21           03/20/2007           14,999,733
  41,500,000  FFCB+/-                                               5.17           03/22/2007           41,494,866
  61,250,000  FFCB+/-                                               5.26           05/15/2007           61,255,795
 100,000,000  FFCB+/-                                               5.23           06/01/2007           99,985,314
  50,000,000  FFCB+/-                                               5.26           07/27/2007           50,008,399
  50,000,000  FFCB+/-                                               5.16           11/13/2007           49,976,822
  75,000,000  FFCB+/-                                               5.23           01/24/2008           74,975,043
 160,000,000  FFCB+/-                                               5.23           06/16/2008          159,926,799

                                                                                                       552,622,771
                                                                                                    --------------

FEDERAL HOME LOAN BANK - 7.75%
 162,000,000  FHLB+/-                                               5.27           12/13/2006          161,997,899
  30,000,000  FHLB                                                  3.75           01/16/2007           29,962,489
  54,320,000  FHLB                                                  5.38           02/15/2007           54,314,169
  18,635,000  FHLB                                                  4.00           04/25/2007           18,540,571
 200,000,000  FHLB+/-                                               5.25           06/08/2007          199,960,195
  16,000,000  FHLB+/-                                               5.24           07/06/2007           15,998,167
 200,000,000  FHLB+/-                                               5.21           01/10/2008          199,893,038
 150,000,000  FHLB+/-                                               5.21           01/17/2008          149,932,750
 250,000,000  FHLB+/-                                               5.17           03/14/2008          249,874,926
 200,000,000  FHLB+/-                                               5.21           10/10/2008          199,857,559

                                                                                                     1,280,331,763
                                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.55%
  22,990,000  FHLMC                                                 2.88           12/15/2006           22,972,738
  88,199,000  FHLMC                                                 4.50           04/18/2007           87,955,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   110,000,000  FHLMC+/-                                                              5.25%        06/22/2007     $    109,979,127
     50,000,000  FHLMC+/-                                                              5.25         09/17/2007           49,976,921
    150,000,000  FHLMC+/-                                                              5.17         09/27/2007          149,937,870

                                                                                                                        420,821,976
                                                                                                                   ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.12%
     75,000,000  FNMA                                                                  3.00         12/15/2006           74,934,703
     39,000,000  FNMA                                                                  3.38         12/15/2006           38,977,985
     19,000,000  FNMA+/-                                                               5.26         12/22/2006           18,999,572
    127,720,000  FNMA                                                                  3.55         01/12/2007          127,450,301
     50,000,000  FNMA                                                                  3.88         01/18/2007           49,904,970
    120,128,000  FNMA                                                                  3.63         03/15/2007          119,568,341
     26,853,000  FNMA                                                                  7.13         03/15/2007           26,990,578
    103,580,000  FNMA                                                                  5.25         04/15/2007          103,552,349
    150,000,000  FNMA+/-                                                               5.25         06/21/2007          149,963,740
    135,000,000  FNMA+/-                                                               5.20         12/28/2007          134,916,050

                                                                                                                        845,258,589
                                                                                                                   ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,099,035,099)                                                           3,099,035,099
                                                                                                                   ----------------

AGENCY SECURITIES - 0.61%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.61%
    101,048,000  FHLMC                                                                 4.13         04/02/2007          100,681,475
                                                                                                                   ----------------

TOTAL AGENCY SECURITIES (COST $100,681,475)                                                                             100,681,475
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 75.45%
  3,000,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $3,000,443,333)                 5.32         12/01/2006        3,000,000,000
    500,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $500,439,167)                   5.27         12/06/2006          500,000,000
  2,800,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $2,800,413,778)                 5.32         12/01/2006        2,800,000,000
  3,000,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $3,000,443,333)                 5.32         12/01/2006        3,000,000,000
     25,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $25,003,722)                    5.36         12/01/2006           25,000,000
    400,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $400,059,111)                   5.32         12/01/2006          400,000,000
    500,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $500,439,167)                   5.27         12/06/2006          500,000,000
     62,349,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $62,358,179)                    5.30         12/01/2006           62,349,000
  2,000,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $2,000,295,556)                            5.32         12/01/2006        2,000,000,000
    125,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $125,018,542)                   5.34         12/01/2006          125,000,000
     50,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $50,007,361)                    5.30         12/01/2006           50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $12,462,349,000)                                                                   12,462,349,000
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $16,828,023,277)*                                            101.89%                                         $ 16,828,023,277

OTHER ASSETS AND LIABILITIES, NET                                   (1.89)                                             (311,490,462)
                                                                ---------                                          ----------------

TOTAL NET ASSETS                                                   100.00%                                         $ 16,516,532,815
                                                                ---------                                          ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   Variable rate investments.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 91.11%

MINNESOTA - 91.11%
$  1,225,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR,
              FHLMC INSURED)+/-ss.                                               3.50%          01/01/2035       $    1,225,000
     405,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT
              (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK
              LOC)+/-ss.                                                         3.65           11/01/2035              405,000
   3,620,000  CHAMPLIN MN (HOUSING REVENUE, MERRILL LYNCH
              CAPITAL SERVICES LOC)+/-ss.                                        3.61           09/01/2042            3,620,000
     640,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.49           06/01/2020              640,000
     585,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.49           06/01/2013              585,000
     660,000  COHASSET MN POWER & LIGHT PROJECT SERIES C (IDR
              LOC, ABN AMRO BANK INSURED)+/-ss.                                  3.49           06/01/2013              660,000
   1,095,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR,
              FHLMC INSURED)+/-ss.                                               3.53           12/01/2022            1,095,000
   1,350,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301
              CLASS A (MINNESOTA STATE) (PROPERTY TAX REVENUE)+/-ss.             3.53           10/01/2019            1,350,000
   1,085,000  EAST CENTRAL MN INDEPENDENT SCHOOL DISTRICT #2580
              (PROPERTY TAX REVENUE)                                             4.50           08/06/2007            1,090,140
   1,600,000  EAST GRAND FORKS MN INDEPENDENT SCHOOL DISTRICT
              #595 (PROPERTY TAX REVENUE, SCHOOL DISTRICT
              CREDIT PROGRAM INSURED)                                            4.50           08/27/2007            1,607,336
   1,720,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-ss.              3.52           12/01/2029            1,720,000
   3,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728
              SERIES 183 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)+/-ss.                                                    3.52           02/01/2021            3,000,000
     865,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH
              APARTMENTS PROJECT (MFHR, LASALLE NATIONAL BANK
              NA LOC)+/-ss.                                                      3.55           04/15/2035              865,000
   1,500,000  LAKE CRYSTAL MN WELLCOME MEMORIAL AREA SCHOOLS
              INDEPENDENT SCHOOL DISTRICT SERIES A (OTHER
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                   4.50           08/13/2007            1,507,331
     115,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.70           05/01/2027              115,000
   1,110,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT
              (HOUSING REVENUE LOC)+/-ss.                                        3.50           03/01/2029            1,110,000
   1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
              COMMISSION (AIRPORT REVENUE, FGIC INSURED)+/-ss.                   3.55           01/01/2013            1,000,000
   3,700,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING
              REVENUE, US BANK NA LOC)+/-ss.                                     3.55           10/01/2032            3,700,000
   2,215,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
              SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE
              LOC)+/-ss.                                                         3.47           11/15/2026            2,215,000
  10,670,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
              SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE,
              AMBAC INSURED)+/-ss.                                               3.48           11/15/2029           10,670,000
   2,730,000  MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS
              PROJECT (OTHER REVENUE, BREMER BANK LOC)+/-ss.                     3.60           05/01/2023            2,730,000
   4,415,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER
              MERLOTS SERIES 2003-B06 (PCR LOC)+/-ss.                            3.52           03/01/2021            4,415,000
   2,545,000  MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE,
              GO OF AUTHORITY)+/-ss.                                             3.55           01/01/2010            2,545,000
   1,940,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES B
              (HOUSING REVENUE, GO OF AUTHORITY)+/-ss.                           3.55           01/01/2033            1,940,000
     500,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES J
              (HOUSING REVENUE, GO OF AUTHORITY)+/-ss.                           3.55           07/01/2033              500,000
   1,100,000  MINNESOTA STATE SERIES 1421 (PROPERTY TAX
              REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                            3.52           06/01/2014            1,100,000
   2,605,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
              4O (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-ss.                                                3.48           10/01/2021            2,605,000
   2,570,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
              5L (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-ss.                                                3.48           04/01/2027            2,570,000
   3,025,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
              6H (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss.                     3.48           10/01/2032            3,025,000
   3,100,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US
              BANK NA LOC)+/-ss.                                                 3.75           05/01/2026            3,100,000
   3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT
              (MFHR LOC)+/-ss.                                                   3.55           07/15/2032            3,120,000
   1,900,000  NORTHERN MUNICIPAL POWER AGENCY MINNESOTA
              ELECTRIC SYSTEM REVENUE (POWER REVENUE LOC)+/-ss.                  3.52           01/01/2013            1,900,000
   2,715,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT
              (HOUSING REVENUE, FHLMC)+/-ss.                                     3.50           11/01/2035            2,715,000
     840,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT
              (IDR, US BANK NA LOC)+/-ss.                                        3.70           10/01/2010              840,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                 INTEREST RATE      MATURITY DATE          VALUE
MINNESOTA (continued)
$    880,000  SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING
              REVENUE LOC)+/-ss.                                                 3.53%          01/01/2030       $      880,000
   1,450,000  SIBLEY MN EAST SCHOOL DISTRICT #2310 (OTHER
              REVENUE)                                                           4.50           08/06/2007            1,456,869
     920,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION
              (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-ss.                                                3.51           10/01/2025              920,000
   5,880,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS
              PROJECT (MFHR, FNMA INSURED)+/-ss.                                 3.55           09/15/2031            5,880,000
     680,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES
              I (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss.                    3.57           06/01/2015              680,000
   1,750,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                   3.70           05/01/2022            1,750,000
     460,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                   3.65           10/01/2025              460,000
     880,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
              SERIES Q (OTHER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)+/-ss.                                                  3.52           03/01/2022              880,000
   2,685,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
              SERIES R (OTHER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)+/-ss.                                                  3.75           03/01/2022            2,685,000
     595,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING
              REVENUE SERIES J (OTHER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)+/-ss.                                         3.50           12/01/2025              595,000
     615,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3
              (RECREATIONAL FACILITIES REVENUE, BANK OF NEW
              YORK LOC)+/-ss.                                                    3.65           04/01/2036              615,000
   3,750,000  ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I
              (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE
              LOC)+/-ss.                                                         3.55           12/01/2025            3,750,000
     290,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                          3.65           05/01/2025              290,000
     835,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR,
              US BANK NA LOC)+/-ss.                                              3.70           03/01/2018              835,000
   2,095,000  WEST ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #197
              SERIES 602 (PROPERTY TAX REVENUE, JPMORGAN CHASE
              BANK LOC)+/-ss.                                                    3.52           02/01/2012            2,095,000

                                                                                                                     95,056,676
                                                                                                                 --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $95,056,676)                                                                     95,056,676
                                                                                                                 --------------

COMMERCIAL PAPER - 8.69%
   4,500,000  ROCHESTER MN HEALTH CARE SERIES 00-B                               3.58           01/11/2007            4,500,000
   4,565,000  UNIVERSITY OF MINNESOTA SERIES 05-A                                3.58           01/08/2007            4,565,000

TOTAL COMMERCIAL PAPER (COST $9,065,000)                                                                              9,065,000
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $104,121,676)*                                                   99.80%                                    $  104,121,676

OTHER ASSETS AND LIABILITIES, NET                                       0.20                                            213,080
                                                                  ----------                                     --------------

TOTAL NET ASSETS                                                      100.00%                                    $  104,334,756
                                                                  ----------                                     --------------

+/-   Variable rate investments.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 0.86%
$  26,000,000  ARKLE MASTER ISSUER PLC+/-++                                      5.31%          11/19/2007       $   26,000,000
   41,000,000  FORD CREDIT AUTO OWNER TRUST++                                    5.36           12/15/2007           41,000,000
   20,000,000  USAA AUTO OWNER TRUST                                             5.34           12/13/2007           20,000,000

TOTAL ASSET BACKED SECURITIES (COST $87,000,000)                                                                     87,000,000
                                                                                                                 --------------

CERTIFICATES OF DEPOSIT - 0.77%
   23,000,000  CALYON NEW YORK SERIES YCD+/-                                     5.33           09/13/2007           22,995,067
   25,500,000  CALYON NEW YORK SERIES YCD1+/-                                    5.36           06/20/2007           25,500,714
   30,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                       5.29           06/28/2007           29,992,979

TOTAL CERTIFICATES OF DEPOSIT (COST $78,488,760)                                                                     78,488,760
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.29%
   29,422,203  PARAGON MORTGAGES PLC+/-++ss.                                     5.30           11/15/2038           29,422,200

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $29,422,200)                                                         29,422,200
                                                                                                                 --------------

COMMERCIAL PAPER - 43.45%
   11,934,000  APRECO LLC++^                                                     5.26           12/15/2006           11,909,588
   19,000,000  AQUINAS FUNDING LLC++^                                            5.19           04/04/2007           18,660,343
   25,000,000  ASPEN FUNDING CORPORATION++^                                      5.27           12/11/2006           24,963,403
   38,000,000  ASPEN FUNDING CORPORATION++^                                      5.27           12/27/2006           37,855,368
   36,500,000  ASPEN FUNDING CORPORATION++^                                      5.27           01/19/2007           36,238,183
   41,000,000  ATLANTIS ONE FUNDING++^                                           5.26           12/18/2006           40,898,161
   75,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.28           12/06/2006           74,945,000
   96,500,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.28           12/13/2006           96,330,160
   52,846,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.23           01/31/2007           52,377,682
   28,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.24           03/14/2007           27,580,218
   13,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.21           04/09/2007           12,757,301
   30,000,000  ATOMIUM FUNDING LLC++^                                            5.28           12/08/2006           29,969,200
   35,000,000  ATOMIUM FUNDING LLC++^                                            5.26           01/12/2007           34,785,217
   56,000,000  BANK OF AMERICA NA+/-                                             5.32           04/11/2007           56,000,000
   48,000,000  BASF AG++^                                                        5.23           03/13/2007           47,288,720
   50,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                            5.30           01/23/2007           50,000,000
   15,000,000  BUCKINGHAM CDO II LLC++^                                          5.29           01/19/2007           14,892,098
   47,000,000  BUCKINGHAM CDO II LLC++^                                          5.30           01/23/2007           46,633,269
   22,000,000  BUCKINGHAM CDO LLC++^                                             5.29           12/12/2006           21,964,439
   19,500,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           12/05/2006           19,488,582
   34,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           01/17/2007           33,766,071
   21,200,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.28           01/17/2007           21,053,861
   20,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           02/14/2007           19,780,417
   20,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           02/16/2007           19,774,561
   20,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.27           12/11/2006           19,970,722
   55,668,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.30           01/10/2007           55,340,177
   18,596,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.23           02/07/2007           18,412,292
   60,436,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.27           03/08/2007           59,577,826
   30,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.22           03/15/2007           29,547,600
   66,500,000  CHARTA LLC++^                                                     5.26           12/06/2006           66,451,418
   33,000,000  CHEYNE FINANCE LLC++^                                             5.27           01/17/2007           32,772,951
   12,000,000  CHEYNE FINANCE LLC++^                                             5.26           01/18/2007           11,915,840
   30,000,000  CHEYNE FINANCE LLC++^                                             5.27           01/23/2007           29,767,242
   55,000,000  CHEYNE FINANCE LLC++^                                             5.23           02/08/2007           54,448,671
   25,000,000  CHEYNE FINANCE LLC++^                                             5.26           02/12/2007           24,733,347
   34,000,000  CHEYNE FINANCE LLC++^                                             5.27           02/22/2007           33,586,891
    5,000,000  CHEYNE FINANCE LLC++^                                             5.22           04/10/2007            4,905,750
    7,000,000  CIESCO LLC++^                                                     5.26           12/07/2006            6,993,863
   18,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                              5.24           02/16/2007           17,798,260
   16,193,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                              5.19           05/15/2007           15,807,809
   95,350,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                              5.31           12/17/2007           95,350,000
   14,500,000  CRC FUNDING LLC++^                                                5.25           12/06/2006           14,489,427
   15,000,000  CRC FUNDING LLC++^                                                5.25           12/07/2006           14,986,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$  46,000,000  CRC FUNDING LLC++^                                                5.25%          12/08/2006       $   45,953,042
   55,297,000  CROWN POINT CAPITAL COMPANY++^                                    5.25           01/12/2007           54,958,306
   55,066,000  CROWN POINT CAPITAL COMPANY++^                                    5.27           01/18/2007           54,679,070
   45,000,000  CROWN POINT CAPITAL COMPANY++^                                    5.21           03/14/2007           44,329,212
   22,000,000  CULLINAN FINANCE CORPORATION++^                                   5.21           04/25/2007           21,538,779
  111,000,000  DANSKE CORPORATION++^                                             5.17           04/10/2007          108,927,692
   56,000,000  DEER VALLEY FUNDING LLC++^                                        5.28           01/12/2007           55,655,040
   92,205,000  DEER VALLEY FUNDING LLC++^                                        5.28           01/30/2007           91,393,596
  102,000,000  DEER VALLEY FUNDING LLC++^                                        5.28           02/05/2007          101,012,640
   10,000,000  DEER VALLEY FUNDING LLC++^                                        5.27           02/07/2007            9,900,456
   30,000,000  DEER VALLEY FUNDING LLC++^                                        5.27           02/13/2007           29,675,017
   50,000,000  EUREKA SECURITIZATION++^                                          5.26           12/06/2006           49,963,472
   24,000,000  FALCON ASSET SECURITIZATION COMPANY LLC++^                        5.27           12/06/2006           23,982,433
   17,570,000  FCAR OWNER TRUST II^                                              5.29           12/15/2006           17,533,855
   53,362,000  FCAR OWNER TRUST II^                                              5.20           03/22/2007           52,506,429
   10,225,000  FCAR OWNER TRUST II^                                              5.20           03/23/2007           10,059,582
    8,500,000  FCAR OWNER TRUST II^                                              5.24           03/23/2007            8,361,431
   29,021,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                 5.27           01/25/2007           28,787,341
   20,061,000  FOX TROT CDO LIMITED++^                                           5.28           01/08/2007           19,949,299
    9,000,000  FOX TROT CDO LIMITED++^                                           5.28           01/16/2007            8,939,337
   45,614,000  FOX TROT CDO LIMITED++^                                           5.27           01/30/2007           45,213,357
   22,321,000  FOX TROT CDO LIMITED++^                                           5.27           02/08/2007           22,095,539
    9,162,000  FOX TROT CDO LIMITED++^                                           5.27           02/09/2007            9,068,115
    5,276,000  FOX TROT CDO LIMITED++^                                           5.27           02/28/2007            5,207,261
   21,000,000  GEMINI SECURITIZATION LLC++^                                      5.26           01/19/2007           20,849,652
   27,000,000  GEORGE STREET FINANCE LLC++^                                      5.27           12/28/2006           26,893,282
   32,000,000  GEORGE STREET FINANCE LLC++^                                      5.27           01/12/2007           31,803,253
   90,000,000  GERMAN RESIDENTIAL FUNDING++^                                     5.29           01/22/2007           89,312,300
   21,000,000  GERMAN RESIDENTIAL FUNDING++^                                     5.28           01/23/2007           20,836,760
   90,000,000  GERMAN RESIDENTIAL FUNDING+/-                                     5.35           11/23/2007           90,000,000
   35,000,000  GOVCO INCORPORATED++^                                             5.18           05/15/2007           34,169,042
   85,000,000  HARRIER FINANCE FUNDING US LLC++^                                 5.27           01/22/2007           84,352,961
   82,000,000  HARRIER FINANCE FUNDING US LLC++^                                 5.24           02/05/2007           81,212,253
   23,425,000  IOWA STUDENT LOAN LIQUID COMPANY^                                 5.28           12/20/2006           23,359,722
   30,000,000  IRISH LIFE & PERMANENT PLC++^                                     5.27           12/22/2006           29,907,775
   82,100,000  K2 (USA) LLC++^                                                   5.26           02/08/2007           81,272,295
   16,101,000  KBC FINANCIAL PRODUCT INTERNATIONAL LIMITED++^                    5.19           05/14/2007           15,720,319
   50,500,000  KESTREL FUNDING US LLC++^                                         5.26           01/26/2007           50,086,798
   58,500,000  KESTREL FUNDING US LLC++^                                         5.27           02/14/2007           57,857,719
   11,000,000  LEGACY CAPITAL LLC++^                                             5.23           03/06/2007           10,848,330
   18,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                           5.24           02/12/2007           17,808,740
   59,500,000  LEXINGTON PARKER CAPITAL CORPORATION+/-                           5.34           03/01/2007           59,497,283
   44,000,000  LIQUID FUNDING LIMITED++^                                         5.28           12/11/2006           43,935,467
   20,000,000  LIQUID FUNDING LIMITED++^                                         5.28           12/13/2006           19,964,800
   56,000,000  LIQUID FUNDING LIMITED+/-++                                       5.32           12/27/2006           56,000,000
   62,000,000  NATIONWIDE BUILDING SOCIETY++^                                    5.20           04/11/2007           60,826,822
   15,000,000  NEWPORT FUNDING CORPORATION++^                                    5.28           12/18/2006           14,962,600
   25,000,000  NEWPORT FUNDING CORPORATION++^                                    5.26           01/19/2007           24,821,014
   64,500,000  NEWPORT FUNDING CORPORATION++^                                    5.27           01/19/2007           64,037,338
   50,000,000  NEWPORT FUNDING CORPORATION++^                                    5.26           01/23/2007           49,612,806
   27,538,000  NORTH SEA FUNDING LLC++^                                          5.25           12/15/2006           27,481,777
   17,727,000  NORTH SEA FUNDING LLC++^                                          5.21           04/05/2007           17,406,314
   40,000,000  NORTHERN ROCK PLC++^                                              5.25           01/10/2007           39,766,667
   13,416,000  PERRY GLOBAL FUNDING LLC++^                                       5.20           03/13/2007           13,218,338
   25,000,000  SIMBA FUNDING CORPORATION++^                                      5.29           12/18/2006           24,937,549
   26,000,000  SIMBA FUNDING CORPORATION++^                                      5.26           01/23/2007           25,798,659
   24,500,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/17/2007           24,331,753
    9,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/24/2007            8,928,990
   12,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/25/2007           11,903,567
    7,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/26/2007            6,942,724
   21,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.25           01/29/2007           20,819,312
   50,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.27           01/29/2007           49,568,153
   21,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                               5.20           04/13/2007           20,596,567

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$  46,500,000  TANGO FINANCE CORPORATION++^                                      5.22%          01/30/2007       $   46,095,450
   99,500,000  TASMAN FUNDING INCORPORATED++^                                    5.27           12/04/2006           99,456,303
   60,000,000  TASMAN FUNDING INCORPORATED++^                                    5.28           12/04/2006           59,973,600
   50,000,000  TASMAN FUNDING INCORPORATED++^                                    5.28           12/07/2006           49,956,000
   35,862,000  TIERRA ALTA FUNDING++^                                            5.27           02/07/2007           35,505,014
   25,000,000  VERSAILLES CDS LLC++^                                             5.28           12/20/2006           24,930,333
   60,000,000  VERSAILLES CDS LLC++^                                             5.27           02/01/2007           59,455,433
   25,000,000  VERSAILLES CDS LLC++^                                             5.27           02/02/2007           24,769,437
   40,000,000  VERSAILLES CDS LLC++^                                             5.27           02/13/2007           39,566,689
   22,000,000  WHITE PINE FINANCE LLC++^                                         5.27           01/26/2007           21,819,649
   20,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           01/23/2007           19,844,828
   24,500,000  ZELA FINANCE INCORPORATED++^                                      5.27           01/30/2007           24,284,808
   20,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           02/13/2007           19,783,344
   44,000,000  ZELA FINANCE INCORPORATED++^                                      5.26           02/20/2007           43,479,260
    6,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           02/20/2007            5,928,855

TOTAL COMMERCIAL PAPER (COST $4,402,957,808)                                                                      4,402,957,808
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 0.96%
   79,000,000  AMERICAN EXPRESS CENTURION SERIES BKNT+/-                         5.29           05/22/2007           79,000,000
    5,280,000  CEI CAPITAL LLC+/-ss.                                             5.32           03/01/2033            5,280,000
    2,730,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-ss.                   5.32           09/01/2042            2,730,000
   10,000,000  LP PINEWOOD SPV+/-ss.                                             5.32           02/01/2018           10,000,000

TOTAL CORPORATE BONDS & NOTES (COST $97,010,000)                                                                     97,010,000
                                                                                                                 --------------

EXTENDABLE BONDS - 15.29%
   45,000,000  3M COMPANY++                                                      5.65           12/12/2006           45,011,268
   30,000,000  AMERICAN GENERAL FINANCE+/-++                                     5.35           12/14/2007           30,000,000
   70,000,000  BANK OF IRELAND+/-++                                              5.32           12/20/2007           70,000,000
   48,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                            5.31           12/14/2007           48,000,000
   73,500,000  BNP PARIBAS SA+/-                                                 5.29           12/16/2007           73,500,000
   95,000,000  DNB NORSKE BANK ASA+/-++                                          5.31           12/24/2007           95,000,000
   69,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                  5.33           12/14/2007           69,000,000
  250,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                              5.45           07/09/2007          250,073,714
  126,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                        5.29           12/07/2007          126,000,000
  100,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                      5.43           12/07/2007          100,000,000
   80,000,000  INTESA BANK (IRELAND) PLC+/-++                                    5.32           12/24/2007           80,000,000
   69,000,000  IRISH LIFE & PERMANENT PLC+/-++                                   5.32           12/21/2007           68,999,976
   42,000,000  KAUPTHING BANK SERIES MTN+/-++                                    5.38           03/20/2007           42,000,000
   44,000,000  MERCK & COMPANY INCORPORATED+/-++ss.                              4.52           02/22/2007           43,948,472
   33,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                           5.57           07/11/2007           33,000,000
   92,500,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                           5.30           12/24/2007           92,500,000
   38,000,000  MORGAN STANLEY+/-                                                 5.39           12/03/2007           38,000,000
   35,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                  5.35           10/05/2007           35,000,000
   27,000,000  NORDEA BANK AB+/-++                                               5.30           12/07/2007           27,000,000
   75,000,000  NORDEA BANK AB+/-++                                               5.33           12/11/2007           75,000,000
   45,000,000  NORTHERN ROCK PLC+/-++                                            5.46           10/09/2007           45,000,000
   50,000,000  NORTHERN ROCK PLC+/-++                                            5.36           11/02/2007           50,000,000
   12,000,000  PREMIUM ASSET TRUST+/-++                                          5.36           11/15/2007           12,000,000

TOTAL EXTENDABLE BONDS (COST $1,549,033,430)                                                                      1,549,033,430
                                                                                                                 --------------

MEDIUM TERM NOTES - 8.47%
   23,900,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-++                         5.46           01/16/2007           23,903,096
   36,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                5.39           11/14/2007           36,016,773
    7,000,000  ALLSTATE LIFE GLOBAL FUNDING II+/-++                              5.44           04/02/2007            7,001,889
   17,000,000  AMERICAN HONDA FINANCE+/-++                                       5.34           05/11/2007           16,999,248
   35,000,000  ASIF GLOBAL FINANCING+/-++                                        5.41           05/03/2007           35,009,078
  114,500,000  BANK OF AMERICA SECURITIES+/-ss.(E)                               5.38                               114,500,000
   80,100,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(E)                      5.43                                80,100,000
   22,000,000  CHEYNE FINANCE LLC+/-++                                           5.34           05/21/2007           21,998,224

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
MEDIUM TERM NOTES (CONTINUED)
$  23,000,000  CHEYNE FINANCE LLC+/-++                                           5.33%          05/24/2007       $   22,997,842
   31,000,000  CHEYNE FINANCE LLC+/-++                                           5.34           07/16/2007           30,995,265
   46,000,000  CULLINAN FINANCE CORPORATION+/-++                                 5.34           05/21/2007           45,997,857
  105,000,000  HARRIER FINANCE FUNDING LLC+/-++                                  5.33           05/15/2007          104,992,657
   22,000,000  KESTREL FUNDING US LLC+/-++                                       5.36           09/21/2007           21,996,527
   30,000,000  LEHMAN BROTHERS HOLDINGS+/-                                       5.39           07/19/2007           30,017,749
   13,000,000  LIBERTY LIGHT US CAPITAL+/-++                                     5.54           03/15/2007           13,005,801
   27,000,000  LIBERTY LIGHT US CAPITAL+/-++                                     5.33           07/10/2007           26,996,789
   45,000,000  SEDNA FINANCE INCORPORATED++                                      5.00           02/12/2007           45,000,000
   25,000,000  SEDNA FINANCE INCORPORATED+/-++                                   5.33           05/30/2007           24,998,709
   26,000,000  SEDNA FINANCE INCORPORATED+/-++                                   5.35           06/18/2007           25,998,497
   38,000,000  SEDNA FINANCE INCORPORATED+/-++                                   5.33           10/12/2007           37,995,163
   44,000,000  TANGO FINANCE CORPORATION+/-++                                    5.33           05/24/2007           43,997,902
   22,800,000  VETRA FINANCE INCORPORATED+/-++                                   5.32           12/06/2007           22,797,720
   25,500,000  ZELA FINANCE INCORPORATED+/-++                                    5.32           12/07/2007           25,497,450

TOTAL MEDIUM TERM NOTES (COST $858,814,236)                                                                         858,814,236
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 0.65%
      595,000  COLORADO HOUSING & FINANCE AUTHORITY MFHR
               (HOUSING REVENUE LOC)+/-ss.                                       5.36           10/01/2032              595,000
    9,700,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES
               B (HOUSING REVENUE)+/-ss.                                         5.36           11/01/2033            9,700,000
    9,775,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES
               C (HOUSING REVENUE)+/-ss.                                         5.36           11/01/2036            9,775,000
      135,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-ss.                 5.37           12/15/2026              135,000
      145,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-ss.                 5.37           12/15/2026              145,000
      165,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-ss.                 5.37           12/15/2026              165,000
       65,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-ss.                 5.46           12/15/2026               65,000
      250,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-ss.                 5.37           12/15/2026              250,000
    5,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION (IDR
               LOC)+/-ss.                                                        5.30           02/01/2023            5,000,000
   10,505,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO -
               STATES, TERRITORIES LOC)+/-ss.                                    5.33           11/01/2028           10,505,000
    1,600,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
               MSNBC/CNBC SERIES A (IDR)+/-ss.                                   5.30           10/01/2021            1,600,000
   27,000,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY
               INCORPORATED SERIES D (HIGHER EDUCATION
               FACILITIES AUTHORITY REVENUE, BANK OF AMERICA NA
               LOC)+/-ss.                                                        5.35           06/01/2045           26,999,731
      810,000  SUSSEX WI ROTATING EQUIPMENT PROJECT SERIES B
               (IDR LOC)+/-ss.                                                   5.39           11/01/2020              810,000

TOTAL MUNICIPAL BONDS & NOTES (COST $65,744,731)                                                                     65,744,731
                                                                                                                 --------------

PROMISSORY NOTES - 3.29%
  248,600,000  CITIGROUP GLOBAL+/-ss.(E)                                         5.38                               248,600,000
   85,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                             5.43           01/26/2007           85,000,000

TOTAL PROMISSORY NOTES (COST $333,600,000)                                                                          333,600,000
                                                                                                                 --------------

TIME DEPOSITS - 2.49%
  136,000,000  SOCIETE GENERALE (CANADA)                                         5.28           12/05/2006          136,000,000
  116,000,000  SOCIETE GENERALE (CAYMAN)                                         5.27           12/07/2006          116,000,000

TOTAL TIME DEPOSITS (COST $252,000,000)                                                                             252,000,000
                                                                                                                 --------------

REPURCHASE AGREEMENTS - 24.20%
  226,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $226,033,398)                                                     5.32           12/01/2006          226,000,000
  227,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $227,199,382)                                                     5.27           12/06/2006          227,000,000
  347,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE
               $347,051,279)                                                     5.32           12/01/2006          347,000,000
  215,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $215,031,414)                                                     5.26           12/01/2006          215,000,000
  228,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $228,033,757)                                                     5.33           12/01/2006          228,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$ 214,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE
               $214,031,694)                                                     5.33%          12/01/2006      $   214,000,000
  165,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $165,024,429)                                     5.33           12/01/2006          165,000,000
  234,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $234,136,760)                                     5.26           12/04/2006          234,000,000
  116,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $116,118,868)                                     5.27           12/07/2006          116,000,000
  152,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $152,022,504)                                     5.33           12/01/2006          152,000,000
  152,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $152,022,589)                                     5.35           12/01/2006          152,000,000
  176,037,736  UBS SECURITIES LLC - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE
               $176,063,750)                                                     5.32           12/01/2006          176,037,736

TOTAL REPURCHASE AGREEMENTS (COST $2,452,037,736)                                                                 2,452,037,736
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $10,206,108,901)*                                        100.72%                                          $10,206,108,901

OTHER ASSETS AND LIABILITIES, NET                               (0.72)                                              (72,983,265)
                                                           ----------                                           ---------------

TOTAL NET ASSETS                                               100.00%                                          $10,133,125,636
                                                           ----------                                           ---------------

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 95.68%

ALABAMA - 4.58%
$  7,980,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX
              REVENUE, AMBAC INSURED)+/-ss.                                      3.52%          06/01/2025       $    7,980,000
  15,750,000  COLUMBIA AL IDA SERIES A (IDR)+/-ss.                               3.62           06/01/2022           15,750,000
  23,965,000  COLUMBIA AL IDA SERIES B (PCR)+/-ss.                               3.62           05/01/2022           23,965,000
  10,000,000  DCH HEALTH CARE AUTHORITY ALABAMA HEALTH CARE
              FACILITIES (HEALTHCARE FACILITIES REVENUE,
              REGIONS BANK LOC)+/-ss.                                            3.49           06/01/2020           10,000,000
   8,700,000  EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT
              (IDR)+/-ss.                                                        3.62           06/01/2028            8,700,000
   2,090,000  HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY
              SAMFORD UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
              AMBAC INSURED)+/-ss.                                               3.60           12/01/2021            2,090,000
  26,075,000  JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER
              REVENUE LOC)+/-ss.                                                 3.48           02/01/2042           26,075,000
  11,975,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM
              INCORPORATED SERIES B (IDR, WACHOVIA BANK LOC)+/-ss.               3.47           06/01/2032           11,975,000
   6,325,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD POLLUTION
              CONTROL REVENUE ALABAMA POWER COMPANY PJ (IDR)+/-ss.               3.65           06/01/2015            6,325,000
  47,000,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE
              FACILITIES SERIES A (HFFA REVENUE, BANK OF NOVA
              SCOTIA)+/-ss.                                                      3.48           02/01/2040           47,000,000
   8,900,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL
              BUILDING AUTHORITY SPRING HILL COLLEGE PROJECT
              SERIES B (COLLEGE & UNIVERSITY REVENUE, REGIONS
              BANK LOC)+/-ss.                                                    3.51           09/01/2024            8,900,000
   5,595,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES
              AUTHORITY SERIES 435 (NURSING HOME REVENUE, MBIA
              INSURED)+/-ss.                                                     3.52           11/15/2029            5,595,000
   5,800,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL
              BUILDING AUTHORITY UNIVERSITY MOBILE PROJECT
              (LEASE REVENUE, REGIONS BANK LOC)+/-ss.                            3.50           03/01/2025            5,800,000

                                                                                                                    180,155,000
                                                                                                                 --------------

ALASKA - 0.44%
   7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER
              PA 1057 (HOUSING REVENUE, MBIA INSURED)+/-ss.                      3.52           06/01/2026            7,495,000
  10,000,000  NORTH SLOPE BORO AK SERIES A (PROPERTY TAX
              REVENUE, MBIA INSURED)+/-ss.                                       3.51           06/30/2010           10,000,000

                                                                                                                     17,495,000
                                                                                                                 --------------

ARIZONA - 3.23%
  39,130,000  ARIZONA BANNER HEALTH SERIES B (HEALTHCARE
              FACILITIES REVENUE, FGIC INSURED)+/-ss.                            3.46           01/01/2035           39,130,000
  30,400,000  ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE
              STADIUM FACULTY SERIES A (SPORTS FACILITIES
              REVENUE, AMBAC INSURED)+/-ss.                                      3.48           07/01/2036           30,400,000
  10,625,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE,
              FNMA INSURED)+/-ss.                                                3.50           04/15/2030           10,625,000
  41,410,000  SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY
              (OTHER REVENUE, BANK OF AMERICA LOC)+/-ss.                         3.50           10/01/2025           41,410,000
   5,550,000  SCOTTSDALE AZ IDA HOSPITAL HEALTHCARE SERIES C
              (HFFA REVENUE, FIRST SECURITY BANK LOC)+/-ss.                      3.46           09/01/2035            5,550,000

                                                                                                                    127,115,000
                                                                                                                 --------------

CALIFORNIA - 3.25%
   8,635,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A
              (HFFA REVENUE, WACHOVIA BANK NA LOC)+/-ss.                         3.60           09/01/2025            8,635,000
  29,745,000  CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)+/-ss.                                     3.49           08/01/2025           29,745,000
  20,120,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
              C4 (POWER REVENUE, JPMORGAN LOC)+/-ss.                             3.36           05/01/2022           20,120,000
   4,680,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)+/-ss.                            3.49           11/01/2023            4,680,000
   1,260,000  GOLDEN STATE CA TOB SECURITIZATION CORPORATION RR
              II R633 (OTHER REVENUE, AMBAC INSURED)+/-ss.                       3.48           06/01/2045            1,260,000
     925,000  GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY
              (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss.                         3.49           09/01/2024              925,000
   3,095,000  LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE,
              AMBAC INSURED)+/-ss.                                               3.48           09/01/2030            3,095,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
CALIFORNIA (continued)
$  9,250,000  LOS ANGELES CA DEPARTMENT WATER & POWER CLASS A
              (WATER REVENUE, AMBAC INSURED)+/-ss.                               3.49%          07/01/2035       $    9,250,000
   1,510,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX
              REVENUE LOC)+/-ss.                                                 3.48           08/01/2020            1,510,000
   2,060,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES
              REVENUE, FGIC INSURED)+/-ss.                                       3.49           02/15/2011            2,060,000
   2,275,000  SACRAMENTO COUNTY CA SANITATION DISTRICT
              FINANCING AUTHORITY CLASS A (SEWER REVENUE, AMBAC
              INSURED)+/-ss.                                                     3.49           12/01/2035            2,275,000
     515,000  SAN DIEGO CA (WATER REVENUE, FGIC INSURED)+/-ss.                   3.48           08/01/2024              515,000
  16,405,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING
              AUTHORITY CLASS B (LEASE REVENUE, AMBAC INSURED)+/-ss.             3.53           02/15/2026           16,405,000
  16,665,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING
              AUTHORITY CLASS C (LEASE REVENUE, AMBAC INSURED)+/-ss.             3.53           02/15/2026           16,665,000
   5,110,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502
              (PROPERTY TAX REVENUE, MBIA INSURED)+/-ss.                         3.48           06/15/2021            5,110,000
   5,370,000  WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335
              (ELECTRIC REVENUE, AMBAC INSURED)+/-ss.                            3.49           01/01/2021            5,370,000

                                                                                                                    127,620,000
                                                                                                                 --------------

COLORADO - 1.05%
   4,915,000  ARAPOHOE COUNTY CO WATER & WASTEWATER AUTHORITY
              REVENUE+/-ss.                                                      3.51           12/01/2033            4,915,000
   1,600,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY
              BANK LOC)+/-ss.                                                    3.65           11/01/2020            1,600,000
   7,560,000  CORNERSTONE CO METROPOLITAN DISTRICT #1 (GO -
              POLITICAL SUBDIVISION, BANK OF AMERICA LOC)+/-ss.                  3.51           12/01/2036            7,560,000
  15,125,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS
              INCORPORATED (COLLEGE & UNIVERSITY REVENUE,
              ALLIED IRISH BANK PLC LOC)+/-ss.                                   3.55           01/01/2025           15,125,000
   5,270,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES
              665 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)+/-ss.                                                         3.52           12/15/2012            5,270,000
   3,240,000  MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND
              JUNCTION SERIES 684 (PROPERTY TAX REVENUE, MBIA
              INSURED)+/-ss.                                                     3.52           12/01/2012            3,240,000
   3,510,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN
              DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)+/-ss.              3.53           11/15/2034            3,510,000

                                                                                                                     41,220,000
                                                                                                                 --------------

DELAWARE - 0.40%
  15,600,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE &
              UNIVERSITY REVENUE, WACHOVIA BANK LOC)+/-ss.                       3.48           07/01/2036           15,600,000
                                                                                                                 --------------

DISTRICT OF COLUMBIA - 0.38%
  15,000,000  DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF
              YOUNG CHILDREN (OTHER REVENUE, WACHOVIA BANK
              LOC)+/-ss.                                                         3.48           04/01/2036           15,000,000
                                                                                                                 --------------

FLORIDA - 4.44%
  12,150,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF
              FLORIDA PROJECT SERIES A (HEALTHCARE FACILITIES
              REVENUE, BNP PARIBAS LOC)+/-ss.                                    3.65           10/01/2032           12,150,000
   4,725,000  BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX
              INCREMENT SERIES 657 (TAX INCREMENTAL REVENUE,
              MBIA INSURED)+/-ss.                                                3.52           10/01/2012            4,725,000
   2,635,000  BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638
              (LEASE REVENUE, FGIC INSURED)+/-ss.                                3.52           07/01/2012            2,635,000
   7,450,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS
              SERIES A (OTHER REVENUE, FNMA INSURED)+/-ss.                       3.50           04/15/2036            7,450,000
   4,625,000  DADE COUNTY FL WATER & SEWER SYSTEM (WATER
              REVENUE, FGIC INSURED)+/-ss.                                       3.46           10/05/2022            4,625,000
   4,000,000  DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS
              PROJECT (HOUSING REVENUE, US BANK NA LOC)+/-ss.                    3.49           07/01/2025            4,000,000
   9,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906
              CLASS A (FLORIDA STATE BOARD OF EDUCATION LOTTERY
              SERIES B) (OTHER REVENUE, FGIC INSURED)+/-ss.                      3.53           07/01/2019            9,000,000
  24,040,000  FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES
              REVENUE)+/-ss.                                                     3.48           11/01/2026           24,040,000
  41,735,000  FLORIDA GAS SUPPLY PROJECT #2-A-4 (UTILITIES
              REVENUE)+/-ss.                                                     3.47           11/01/2026           41,735,000
   4,400,000  FLORIDA HFA (MFHR, FHLMC INSURED)+/-ss.                            3.48           12/01/2013            4,400,000
     545,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED
              PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA
              BANK LOC)+/-ss.                                                    3.63           12/01/2014              545,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
FLORIDA (continued)
$  4,370,000  JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT
              (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK
              LOC)+/-ss.                                                         3.60%          08/15/2021       $    4,370,000
  12,175,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT HEALTH CARE
              FACILITIES REVENUE SERIES A+/-ss.                                  3.48           09/01/2023           12,175,000
   6,195,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY
              SERIES C (HOSPITAL REVENUE, BANK OF AMERICA LOC)+/-ss.             3.60           08/15/2033            6,195,000
     100,000  JACKSONVILLE FL SAMUEL C. TAYLOR FOUNDATION
              PROJECT (HEALTHCARE FACILITIES REVENUE, BANK OF
              AMERICA LOC)+/-ss.                                                 3.55           12/01/2023              100,000
   9,115,000  JACKSONVILLE HEALTH FACILITIES AUTHORITY CHARITY
              OB GROUP C (HOSPITAL REVENUE, MBIA INSURED)+/-ss.                  3.60           08/15/2019            9,115,000
   1,460,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT
              SERIES A (IDR, BANK OF AMERICA LOC)+/-ss.                          3.52           05/01/2027            1,460,000
   1,200,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER
              ORLANDO PROJECT (PRIVATE SCHOOL REVENUE, BANK OF
              AMERICA LOC)+/-ss.                                                 3.50           01/01/2028            1,200,000
   1,865,000  ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES
              560 (LEASE REVENUE, AMBAC INSURED)+/-ss.                           3.52           08/01/2012            1,865,000
  15,000,000  ORLANDO & ORANGE COUNTY EXPRESSWAY AUTHORITY FL
              EXPRESSWAY REVENUE   (TRANSPORTATION REVENUE
              LOC)+/-ss.                                                         3.45           07/01/2025           15,000,000
   5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY
              INCORPORATED PROJECT (RECREATIONAL FACILITIES
              REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss.                     3.50           05/01/2031            5,500,000
   2,200,000  SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE,
              FGIC INSURED)+/-ss.                                                3.52           10/01/2010            2,200,000

                                                                                                                    174,485,000
                                                                                                                 --------------

GEORGIA - 2.34%
   1,190,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY
              FACILITIES SERIES 580 (COLLEGE & UNIVERSITY
              REVENUE, MBIA INSURED)+/-ss.                                       3.52           07/15/2012            1,190,000
   4,270,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20001003
              CLASS A (ATLANTA GA AIRPORT SERIES A) (AIRPORT
              REVENUE, FGIC INSURED)+/-ss.                                       3.53           01/01/2030            4,270,000
  25,560,000  FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL
              REVENUE, WACHOVIA BANK LOC)+/-ss.                                  3.48           10/01/2018           25,560,000
   3,600,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL
              REVENUE, WACHOVIA BANK LOC)+/-ss.                                  3.60           10/01/2033            3,600,000
   2,000,000  FULTON COUNTY GA RESIDENTIAL CARE FACILITIES
              (HEALTHCARE FACILITIES REVENUE)+/-ss.                              3.70           01/01/2018            2,000,000
   5,235,000  FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss.                 3.52           01/01/2020            5,235,000
  13,440,000  GEORGIA LOCAL GOVERNMENT COP SERIES K (GO -
              POLITICAL SUBDIVISION)+/-ss.                                       3.58           12/01/2022           13,440,000
   5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY
              MERCER UNIVERSITY PROJECT SERIES A (OTHER
              REVENUE)+/-ss.                                                     3.52           10/01/2036            5,500,000
   2,800,000  GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN
              STANLEY DEAN WITTER LOC)+/-ss.                                     3.52           05/01/2020            2,800,000
  19,200,000  GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX
              REVENUE)                                                           4.50           12/29/2006           19,213,176
   9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE,
              FHLMC INSURED)+/-ss.                                               3.50           01/01/2034            9,285,000

                                                                                                                     92,093,176
                                                                                                                 --------------

HAWAII - 0.37%
   8,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20011101
              CLASS A (HAWAII STATE HIGHWAY) (TOLL ROAD
              REVENUE, FIRST SECURITY BANK LOC)+/-ss.                            3.53           07/01/2016            8,000,000
   6,470,000  HAWAII STATE ROCS RR II R 6058 (GO - STATES,
              TERRITORIES, MBIA INSURED)+/-ss.                                   3.52           10/01/2021            6,470,000

                                                                                                                     14,470,000
                                                                                                                 --------------

ILLINOIS - 8.79%
   5,000,000  CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES
              A (PROPERTY TAX REVENUE)+/-ss.                                     3.58           06/01/2021            5,000,000
  15,840,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT
              REVENUE, MBIA INSURED)+/-ss.                                       3.52           01/01/2026           15,840,000
   5,375,000  CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE
              & LOCAL GOVERNMENTS, AMBAC INSURED)+/-ss.                          3.52           01/01/2024            5,375,000
  10,600,000  CHICAGO IL SERIES D (OTHER REVENUE, FIRST
              SECURITY BANK LOC)+/-ss.                                           3.48           01/01/2040           10,600,000
   5,700,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC
              INSURED)+/-ss.                                                     3.51           01/01/2027            5,700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
ILLINOIS (continued)
$  3,747,000  COOK COUNTY IL GO CERTIFICATES SERIES 458
              (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss.                         3.52%          11/15/2028       $    3,747,000
   5,124,685  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301
              CLASS A (ILLINOIS STATE) (GO - STATES,
              TERRITORIES, FGIC INSURED)+/-ss.                                   3.53           02/01/2019            5,124,685
  18,025,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303
              CLASS A (COOK COUNTY IL SERIES C) (PROPERTY TAX
              REVENUE, AMBAC INSURED)+/-ss.                                      3.53           11/15/2025           18,025,000
   3,999,755  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304
              CLASS A (GO - STATES, TERRITORIES, FGIC INSURED)+/-ss.             3.53           02/01/2027            3,999,755
  40,300,000  HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX
              REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss.                     3.50           01/01/2010           40,300,000
   3,800,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY BRADLEY
              UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
              FGIC INSURED)+/-ss.                                                3.48           08/01/2032            3,800,000
  14,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MOUNT
              CARMEL HIGH SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                 3.51           07/01/2033           14,000,000
  29,750,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF
              CONTEMPORARY ARTS PROJECT (RECREATIONAL
              FACILITIES REVENUE, BANK ONE CHICAGO NA LOC)+/-ss.                 3.50           02/01/2029           29,750,000
  11,700,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED
              HEART SCHOOLS PROJECT (EDUCATIONAL FACILITIES
              REVENUE, FIFTH THIRD BANK LOC)+/-ss.                               3.51           07/01/2033           11,700,000
  11,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE
              UNO-VEN COMPANY PROJECT (IDR, BANK ONE CHICAGO NA
              LOC)+/-ss.                                                         3.55           09/01/2008           11,300,000
   5,500,000  ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL
              REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss.                     3.51           07/01/2035            5,500,000
  14,200,000  ILLINOIS FINANCE AUTHORITY (RECREATIONAL
              FACILITIES REVENUE, BANK OF AMERICA LOC)+/-ss.                     3.51           03/01/2040           14,200,000
  10,000,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES
              (HFFA REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss.               3.51           09/01/2024           10,000,000
  37,570,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO
              - STATES, TERRITORIES, NORTHERN TRUST CORPORATION
              LOC)+/-ss.                                                         3.50           09/01/2035           37,570,000
  21,315,000  ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL
              REVENUE, MBIA INSURED)+/-ss.                                       3.51           05/15/2024           21,315,000
  13,300,000  ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE
              FACILITIES REVENUE, LASALLE NATIONAL BANK NA
              LOC)+/-ss.                                                         3.50           11/01/2019           13,300,000
   4,500,000  ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES
              SG9 (SALES TAX REVENUE, FIRST SECURITY BANK LOC)+/-ss.             3.51           06/15/2019            4,500,000
     185,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE,
              NORTHERN TRUST CORPORATION LOC)+/-ss.                              3.55           03/01/2028              185,000
     200,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE,
              AMBAC INSURED)+/-ss.                                               3.52           11/01/2012              200,000
   2,285,000  ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE,
              AMBAC INSURED)+/-ss.                                               3.52           11/01/2012            2,285,000
   7,530,000  ILLINOIS STATE SERIES G (GO - STATES,
              TERRITORIES)+/-ss.                                                 3.56           05/01/2012            7,530,000
   5,225,000  ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE,
              MBIA INSURED)+/-ss.                                                3.52           10/01/2020            5,225,000
  21,500,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355
              (STATE & LOCAL GOVERNMENTS, FIRST SECURITY BANK
              LOC)+/-ss.                                                         3.52           01/01/2014           21,500,000
   4,300,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL
              BANK NA LOC)+/-ss.                                                 3.50           10/01/2032            4,300,000
   6,800,000  LOMBARD IL IDA 2500 HIGLAND AVENUE PROJECT (IDR,
              MID-AMERICA FEDERAL SAVINGS & LOAN LOC)+/-ss.                      3.93           12/01/2006            6,800,000
   2,660,000  WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH
              COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE,
              ALLIED IRISH BANK PLC LOC)+/-ss.                                   3.51           12/01/2032            2,660,000
   4,150,000  WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER
              TRAILS PROJECT (OTHER REVENUE, LASALLE NATIONAL
              BANK NA LOC)+/-ss.                                                 3.51           12/01/2025            4,150,000

                                                                                                                    345,481,440
                                                                                                                 --------------

INDIANA - 3.67%
   5,420,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658
              (LEASE REVENUE, MBIA INSURED)+/-ss.                                3.52           07/15/2012            5,420,000
  10,000,000  INDIANA COMMUNITY HEALTH NETWORK PROJECT B
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
              NATIONAL CITY BANK)+/-ss.                                          3.48           05/01/2035           10,000,000
   7,775,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING
              AUTHORITY SCHNECK MEMORIAL HOSPITAL SERIES B
              (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)+/-ss.                     3.65           02/15/2036            7,775,000
  11,520,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATION
              (HEALTHCARE FACILITIES REVENUE, FIFTH THIRD BANK
              LOC)+/-ss.                                                         3.48           01/01/2022           11,520,000
   7,600,000  INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)+/-ss.              3.51           11/01/2019            7,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
INDIANA (continued)
$  6,665,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
              REVENUE UNIVERSITY OF INDIANAPOLIS (COLLEGE &
              UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss.                    3.70%          10/01/2030       $    6,665,000
   7,700,000  INDIANA STATE FINANCE AUTHORITY (OTHER REVENUE,
              BANK OF SCOTLAND LOC)+/-ss.                                        3.53           06/01/2035            7,700,000
   1,985,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES
              B21 (TOLL ROAD REVENUE, FGIC INSURED)+/-ss.                        3.52           12/01/2022            1,985,000
   2,050,000  INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
              AMBAC INSURED)+/-ss.                                               3.52           08/01/2023            2,050,000
  16,490,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES
              F2   (TAX ALLOCATION REVENUE LOC)+/-ss.                            3.47           02/01/2020           16,490,000
   7,000,000  MARSHALL COUNTY IN ECONOMIC DEVELOPMENT (PRIVATE
              SCHOOL REVENUE, BANK ONE CHICAGO NA LOC)+/-ss.                     3.50           01/01/2035            7,000,000
   5,825,000  NOBLESVILLE IN MULTIPLE SCHOOL BUILDING
              CORPORATION (OTHER REVENUE, FGIC INSURED)+/-ss.                    3.52           07/15/2022            5,825,000
  54,275,000  ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY
              (EDUCATIONAL FACILITIES REVENUE)+/-ss.                             3.43           03/01/2040           54,275,000

                                                                                                                    144,305,000
                                                                                                                 --------------

IOWA - 1.74%
   3,640,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT
              (OTHER REVENUE, KBC BANK NV LOC)+/-ss.                             3.70           11/01/2036            3,640,000
   2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT
              SERIES A (MFHR, FHLMC INSURED)+/-ss.                               3.55           05/01/2031            2,960,000
   7,150,000  IOWA FINANCE AUTHORITY IOWA HEALTH CARE SYSTEM
              SERIES A3 (HOSPITAL REVENUE, FGIC INSURED)+/-ss.                   3.47           02/15/2035            7,150,000
  19,635,000  IOWA FINANCE AUTHORITY SERIES A2 (HEALTHCARE
              FACILITIES REVENUE, FGIC INSURED)+/-ss.                            3.47           02/15/2035           19,635,000
   2,415,000  IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS
              COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.65           11/01/2030            2,415,000
  13,195,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE
              COLLEGES AMBROSE (COLLEGE & UNIVERSITY REVENUE
              LOC)+/-ss.                                                         3.65           04/01/2033           13,195,000
   3,150,000  IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES
              (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL
              BANK NA LOC)+/-ss.                                                 3.65           11/01/2032            3,150,000
  16,000,000  IOWA STATE TRAN (PROPERTY TAX REVENUE)                             4.25           06/29/2007           16,065,120

                                                                                                                     68,210,120
                                                                                                                 --------------

KANSAS - 0.09%
   3,575,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY
              DEACONESS LONG TERM CARE SERIES C (HEALTHCARE
              FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                 3.51           05/15/2030            3,575,000
                                                                                                                 --------------

KENTUCKY - 1.80%
   9,810,000  JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF
              LOUISVILLE PROJECT SERIES (LEASE REVENUE,
              WACHOVIA BANK LOC)+/-ss.                                           3.49           09/01/2029            9,810,000
  61,150,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY
              SERIES A (OTHER REVENUE, SOCIETE GENERALE LOC)+/-ss.               3.66           08/01/2016           61,150,000

                                                                                                                     70,960,000
                                                                                                                 --------------

LOUISIANA - 4.90%
   7,700,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE,
              AMBAC INSURED)+/-ss.                                               3.52           02/01/2024            7,700,000
  24,000,000  EAST BATON ROUGE PARISH LA ROAD & STREET
              IMPROVEMENT SERIES B (TAX REVENUE, FGIC INSURED)+/-ss.             3.46           08/01/2030           24,000,000
   8,500,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT
              FACILITIES PUTTABLE (IDR, BANQUE NATIONALE PARIS
              LOC)+/-ss.                                                         3.50           08/01/2007            8,500,000
   7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB
              INSURED)+/-ss.                                                     3.58           09/01/2033            7,845,000
  17,500,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES
              COMMUNITY SHREVEPORT UTILITY SYSTEM PROJECT (IDR,
              FIRST SECURITY BANK LOC)+/-ss.                                     3.48           10/01/2026           17,500,000
   5,620,000  LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE
              SERIES II-R-192   (HEALTHCARE FACILITIES REVENUE
              LOC)+/-ss.                                                         3.52           05/15/2022            5,620,000
  20,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER
              ATHLETIC FOUNDATION PROJECT (COLLEGE & UNIVERSITY
              REVENUE)+/-ss.                                                     3.62           09/01/2034           20,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
LOUISIANA (continued)
$ 81,515,000  LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS
              HEALTH SUBSERIES C2 (HEALTHCARE FACILITIES
              REVENUE, AMBAC INSURED)+/-ss.                                      3.46%          07/01/2041       $   81,515,000
  13,490,000  LOUISIANA STATE UNIVERSITY AGRICULTURE &
              MECHANICAL COLLEGE BOARD SERIES B (EDUCATIONAL
              FACILITIES REVENUE, AMBAC INSURED)+/-ss.                           3.49           07/01/2034           13,490,000
   6,330,000  LOUISIANA STATE UNIVERSITY AGRICULTURE &
              MECHANICAL COLLEGE BOARD SERIES 7038 (EDUCATIONAL
              FACILITIES REVENUE, FGIC INSURED)+/-ss.                            3.52           07/01/2024            6,330,000

                                                                                                                    192,500,000
                                                                                                                 --------------

MAINE - 0.16%
   4,200,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES
              547 (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)+/-ss.             3.52           07/01/2012            4,200,000
   1,925,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE
              SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                   3.50           08/01/2024            1,925,000

                                                                                                                      6,125,000
                                                                                                                 --------------

MARYLAND - 2.02%
  15,180,000  MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATION
              CONSTELLATION ENERGY SERIES B (OTHER REVENUE,
              WACHOVIA BANK LOC)+/-ss.                                           3.48           12/01/2025           15,180,000
  27,700,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL
              FACILITIES AUTHORITY SERIES E (HOSPITAL REVENUE,
              FGIC INSURED)+/-ss.                                                3.46           07/01/2041           27,700,000
  29,800,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL
              FACILITIES VILLA JULE COLLEGE (COLLEGE &
              UNIVERSITY REVENUE, BANK OF AMERICA LOC)+/-ss.                     3.50           07/01/2030           29,800,000
   2,905,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT
              (HOSPITAL REVENUE, WACHOVIA BANK LOC)+/-ss.                        3.48           03/01/2032            2,905,000
   3,845,000  WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE,
              WACHOVIA BANK LOC)+/-ss.                                           3.48           04/01/2030            3,845,000

                                                                                                                     79,430,000
                                                                                                                 --------------

MASSACHUSETTS - 0.75%
   5,615,000  MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES
              613 (SALES TAX REVENUE, FIRST SECURITY BANK LOC)+/-ss.             3.52           08/15/2030            5,615,000
   8,400,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
              BUCKINGHAM BROWN & NICHOLS (ECONOMIC DEVELOPMENT
              REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                            3.49           06/01/2036            8,400,000
   4,500,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
              HARVARD UNIVERSITY SERIES B2 (EDUCATIONAL
              FACILITIES REVENUE)+/-ss.                                          3.40           07/15/2036            4,500,000
   4,500,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
              OCEAN SPRAY CRANBERRIES PROJECT (IDR, WACHOVIA
              BANK LOC)+/-ss.                                                    3.47           10/15/2011            4,500,000
   6,510,000  MASSACHUSETTS TURNPIKE AUTHORITY METROPOLITAN
              HIGHWAY SYSTEM (TRANSPORTATION REVENUE, CITIBANK
              NA LOC)+/-ss.                                                      3.52           01/01/2037            6,510,000

                                                                                                                     29,525,000
                                                                                                                 --------------

MICHIGAN - 3.13%
  10,970,000  DETROIT MI (WATER REVENUE, MBIA INSURED)+/-ss.                     3.52           01/01/2011           10,970,000
   7,200,000  DETROIT MI CITY SCHOOL DISTRICT EAGLE SERIES
              20026014 CLASS A (PROPERTY TAX REVENUE, FGIC
              INSURED)+/-ss.                                                     3.53           05/01/2032            7,200,000
   4,620,000  DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES
              167Z (OTHER REVENUE, AMBAC INSURED)+/-ss.                          3.52           12/13/2008            4,620,000
   5,450,000  DETROIT MI SEWAGE DISPOSAL SERIES B (SEWER
              REVENUE, MBIA INSURED)+/-ss.                                       3.40           07/01/2023            5,450,000
   1,850,000  EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY
              REVENUE, FGIC INSURED)+/-ss.                                       3.65           06/01/2027            1,850,000
     900,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY
              BOTSFORD GENERAL HOSPITAL SERIES B (HEALTHCARE
              FACILITIES REVENUE, MBIA INSURED)+/-ss.                            3.70           02/15/2016              900,000
  10,290,000  JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA
              FOOTE MEMORIAL HOSPITAL SERIES B (HOSPITAL
              REVENUE)+/-ss.                                                     3.50           06/01/2032           10,290,000
   4,855,000  MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY
              (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
              LOC)+/-ss.                                                         3.49           04/01/2032            4,855,000
   6,000,000  MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS,
              BANK OF NOVA SCOTIA)                                               4.50           08/20/2007            6,034,053
  36,100,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES
              B (HEALTHCARE FACILITIES REVENUE)+/-ss.                            3.45           11/15/2033           36,100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
MICHIGAN (continued)
$  4,000,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED
              OBLIGATION GRAND RAPIDS ART MUSEUM SERIES A
              (RECREATIONAL FACILITIES REVENUE, LASALLE
              NATIONAL BANK NA LOC)+/-ss.                                        3.48%          05/01/2041       $    4,000,000
   8,640,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED
              OBLIGATION ORCHESTRA PLACE RENEWAL PROJECT (OTHER
              REVENUE, STANDARD FEDERAL BANK LOC)+/-ss.                          3.49           09/01/2022            8,640,000
     800,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED
              OBLIGATION REVENUE DETROIT SYMPHONY PROJECT
              SERIES A STANDARD FEDERAL BANK LOC (ECONOMIC
              DEVELOPMENT REVENUE LOC)+/-ss.                                     3.65           06/01/2031              800,000
   7,360,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED
              OBLIGATION YMCA NILES MICHIGAN INCORPORATED (IDR,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.48           09/01/2040            7,360,000
   7,250,000  MICHIGAN TECHNOLOGICAL UNIVERSITY SERIES A
              (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-ss.              3.52           10/01/2018            7,250,000
   6,670,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT
              CORPORATION LIMITED OBLIGATION PONTIAC VISION
              SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE, ALLIED
              IRISH BANK PLC LOC)+/-ss.                                          3.49           08/01/2020            6,670,000

                                                                                                                    122,989,053
                                                                                                                 --------------

MINNESOTA - 7.42%
   9,900,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED
              PROJECT (HOUSING REVENUE, FNMA INSURED)+/-ss.                      3.50           11/15/2033            9,900,000
   3,143,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B
              (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-ss.              3.70           09/01/2029            3,143,000
   2,100,000  BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK
              NA LOC)+/-ss.                                                      3.70           12/01/2014            2,100,000
   3,495,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR,
              FNMA INSURED)+/-ss.                                                3.50           07/15/2030            3,495,000
   7,125,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR,
              FHLMC INSURED)+/-ss.                                               3.50           01/01/2035            7,125,000
   4,030,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT
              (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK
              LOC)+/-ss.                                                         3.65           11/01/2035            4,030,000
  15,030,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.49           06/01/2020           15,030,000
   7,530,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.49           06/01/2013            7,530,000
   2,000,000  COHASSET MN POWER & LIGHT COMPANY PROJECT D
              PUTTABLE (POWER REVENUE LOC)+/- ss.                                3.49           12/01/2007            2,000,000
   3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT
              COLLATERALIZED BY FHLB (MFHR LOC)+/-ss.                            3.52           05/01/2027            3,250,000
   1,405,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR,
              FHLMC INSURED)+/-ss.                                               3.53           12/01/2022            1,405,000
   3,260,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY
              MILLER-DWAN MEDICAL CENTER PROJECT (HEALTHCARE
              FACILITIES REVENUE, US BANK NA LOC)+/-ss.                          3.70           06/01/2019            3,260,000
   9,245,000  EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)+/-ss.                      3.53           12/01/2029            9,245,000
   1,950,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301
              CLASS A (MINNESOTA STATE) (PROPERTY TAX REVENUE)+/-ss.             3.53           10/01/2019            1,950,000
  11,360,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-ss.              3.52           12/01/2029           11,360,000
   6,175,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728
              SERIES 183 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)+/-ss.                                                    3.52           02/01/2021            6,175,000
  11,085,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED
              PROJECT (HOUSING REVENUE, FNMA INSURED)+/-ss.                      3.50           05/15/2035           11,085,000
   5,070,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE,
              LASALLE NATIONAL BANK NA LOC)+/-ss.                                3.70           05/01/2027            5,070,000
     510,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT
              (HOUSING REVENUE LOC)+/-ss.                                        3.50           03/01/2029              510,000
  10,280,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK
              ACADEMY PROJECT (PRIVATE SCHOOL REVENUE, US BANK
              NA LOC)+/-ss.                                                      3.55           10/01/2031           10,280,000
   7,530,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
              COMMISSION (AIRPORT REVENUE, FGIC INSURED)+/-ss.                   3.52           01/01/2023            7,530,000
   4,230,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
              SERVICES SERIES A (HEALTHCARE FACILITIES REVENUE,
              AMBAC INSURED)+/-ss.                                               3.47           11/15/2032            4,230,000
  13,680,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
              SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE
              LOC)+/-ss.                                                         3.47           11/15/2026           13,680,000
  26,040,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
              SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE,
              AMBAC INSURED)+/-ss.                                               3.48           11/15/2029           26,040,000
   8,300,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT
              (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)+/-ss.                  3.70           08/01/2036            8,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
MINNESOTA (continued)
$  3,380,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT
              SERIES A (OTHER REVENUE, US BANK NA LOC)+/-ss.                     3.70%          10/01/2021       $    3,380,000
     190,000  MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS
              PROJECT (OTHER REVENUE, BREMER BANK LOC)+/-ss.                     3.60           05/01/2023              190,000
     565,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER
              MERLOTS SERIES 2003-B06 (PCR LOC)+/-ss.                            3.52           03/01/2021              565,000
   9,175,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES
              AUTHORITY SCHOLASTICA SERIES 6A (HOUSING REVENUE,
              MARSHALL & ISLEY BANK LOC)+/-ss.                                   3.65           12/01/2034            9,175,000
   7,095,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
              4O (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-ss.                                                3.48           10/01/2021            7,095,000
   5,245,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
              5L (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
              BANK PLC LOC)+/-ss.                                                3.48           04/01/2027            5,245,000
   3,910,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)+/-ss.                3.50           05/15/2034            3,910,000
   2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR,
              FNMA INSURED)+/-ss.                                                3.50           11/15/2031            2,665,000
   5,350,000  PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA
              INSURED)+/-ss.                                                     3.50           05/15/2036            5,350,000
   2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT
              (HOUSING REVENUE, FNMA INSURED)+/-ss.                              3.50           09/15/2031            2,865,000
     900,000  ROCHESTER MN SERIES 177 (HEALTHCARE FACILITIES
              REVENUE LOC)+/-ss.                                                 3.52           11/15/2027              900,000
     650,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT
              (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-ss.              3.70           10/01/2029              650,000
   3,520,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE
              NORTHWESTERN COLLEGE PROJECT (EDUCATIONAL
              FACILITIES REVENUE LOC)+/-ss.                                      3.70           11/01/2022            3,520,000
   6,855,000  SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING
              REVENUE LOC)+/-ss.                                                 3.53           01/01/2030            6,855,000
   2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT
              (MFHR, FNMA)+/-ss.                                                 3.50           05/15/2032            2,000,000
   4,240,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA
              INSURED)+/-ss.                                                     3.50           10/01/2035            4,240,000
   2,475,000  ST. PAUL MN HOUSING & RDA DISTRICT HEATING
              REVENUE SERIES A (WATER REVENUE LOC)+/-ss.                         3.52           12/01/2012            2,475,000
   4,005,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                   3.70           05/01/2022            4,005,000
   5,220,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
              (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                   3.65           10/01/2025            5,220,000
   3,770,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
              SERIES M (OTHER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)+/-ss.                                                  3.70           03/01/2021            3,770,000
   1,535,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
              SERIES O (OTHER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)+/-ss.                                                  3.70           03/01/2012            1,535,000
     835,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
              SERIES Q (OTHER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)+/-ss.                                                  3.52           03/01/2022              835,000
   1,905,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING
              REVENUE SERIES J (OTHER REVENUE, DEXIA CREDIT
              LOCAL DE FRANCE LOC)+/-ss.                                         3.50           12/01/2025            1,905,000
   2,500,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE,
              FHLMC INSURED)+/-ss.                                               3.50           02/01/2034            2,500,000
  17,760,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3
              (RECREATIONAL FACILITIES REVENUE, BANK OF NEW
              YORK LOC)+/-ss.                                                    3.65           04/01/2036           17,760,000
   7,160,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE
              OFFICE & INDUSTRIAL CENTER PROJECT (IDR, US BANK
              NA LOC)+/-ss.                                                      3.57           02/01/2015            7,160,000
   8,210,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                          3.65           05/01/2025            8,210,000

                                                                                                                    291,703,000
                                                                                                                 --------------

MISSISSIPPI - 0.43%
  16,940,000  MISSISSIPPI MEDICAL CENTER EDUCATIONAL BUILDING
              CORPORATION PEDIATRIC & RESEARCH FACILITIES
              PROJECT (HEALTHCARE FACILITIES REVENUE, AMBAC
              INSURED)+/-ss.                                                     3.49           06/01/2034           16,940,000
                                                                                                                 --------------

MISSOURI - 1.44%
   4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR,
              FHLMC INSURED)+/-ss.                                               3.50           08/01/2035            4,300,000
  14,350,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN
              FOUNDATION (OTHER REVENUE LOC)+/-ss.                               3.65           04/01/2027           14,350,000
   1,945,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY BAPTIST COLLEGE (COLLEGE & UNIVERSITY
              REVENUE, US BANK NA LOC)+/-ss.                                     3.70           11/15/2022            1,945,000
   5,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY BETHESDA HEALTH GROUP (HEALTHCARE
              FACILITIES REVENUE, US BANK NA LOC)+/-ss.                          3.70           08/01/2037            5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
MISSOURI (continued)
$  1,475,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY BETHESDA HEALTH GROUP INCORPORATED
              (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-ss.              3.70%          08/01/2034       $    1,475,000
   3,400,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY DEACONESS LONG TERM CARE SERIES B
              (HEALTHCARE FACILITIES REVENUE, JPMORGAN CHASE
              BANK LOC)+/-ss.                                                    3.51           05/15/2030            3,400,000
  12,585,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY DRURY COLLEGE (COLLEGE & UNIVERSITY
              REVENUE, BANK OF AMERICA LOC)+/-ss.                                3.70           08/15/2024           12,585,000
   3,560,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY SOUTHWEST BAPTIST UNIVERSITY PROJECT
              (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA
              LOC)+/-ss.                                                         3.70           10/01/2033            3,560,000
     145,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY ST. LOUIS UNIVERSITY PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
              LOC)+/-ss.                                                         3.68           10/01/2009              145,000
   2,870,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITY
              AUTHORITY ROCKHURST UNIVERSITY (COLLEGE &
              UNIVERSITY REVENUE, BANK OF AMERICA LOC)+/-ss.                     3.65           11/01/2032            2,870,000
   6,000,000  ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY
              DISTRICT #2 COP SERIES A (WATER REVENUE, BANK OF
              AMERICA LOC)+/-ss.                                                 3.50           12/01/2033            6,000,000
   1,000,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL
              INCORPORATED SERIES B (COLLEGE & UNIVERSITY
              REVENUE, US BANK NA LOC)+/-ss.                                     3.53           06/15/2024            1,000,000

                                                                                                                     56,630,000
                                                                                                                 --------------

NEBRASKA - 0.92%
  25,000,000  AMERICAN PUBLIC ENERGY AGENCY NE (UTILITIES
              REVENUE, SOCIETE GENERALE LOC)+/-ss.                               3.49           12/01/2015           25,000,000
   3,510,000  BUFFALO COUNTY NE AGREX INCORPORATED PROJECT
              (IDR, JPMORGAN CHASE BANK LOC)+/-ss.                               3.75           02/01/2015            3,510,000
   2,600,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE
              CREIGHTON UNIVERSITY PROJECT (COLLEGE &
              UNIVERSITY REVENUE LOC)+/-ss.                                      3.65           03/01/2033            2,600,000
   5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT
              (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                     3.75           02/01/2015            5,100,000

                                                                                                                     36,210,000
                                                                                                                 --------------

NEVADA - 2.26%
  39,700,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE
              SERIES A (AIRPORT REVENUE LOC)+/-ss.                               3.47           07/01/2012           39,700,000
  17,475,000  LAS VEGAS NV CONVENTION & VISITORS AUTHORITY
              (SPORTS FACILITIES REVENUE, AMBAC INSURED)+/-ss.                   3.52           07/01/2018           17,475,000
  21,000,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE,
              BANK OF NEW YORK LOC)+/-ss.                                        3.48           10/01/2035           21,000,000
   6,660,000  RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE,
              FIRST SECURITY BANK LOC)+/-ss.                                     3.52           07/01/2025            6,660,000
   4,075,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)+/-ss.                                       3.52           06/01/2020            4,075,000

                                                                                                                     88,910,000
                                                                                                                 --------------

NEW HAMPSHIRE - 0.72%
  12,405,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
              AUTHORITY COLBY SAWYER COLLEGE (EDUCATIONAL
              FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.               3.48           09/01/2036           12,405,000
   6,880,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
              AUTHORITY CROTCHED MOUNTAIN REHABILITATION
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
              ALLIED IRISH BANK PLC LOC)+/-ss.                                   3.65           01/01/2037            6,880,000
   5,000,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
              AUTHORITY FRISBIE MEMORIAL HOSPITAL (HFFA
              REVENUE, BANK OF AMERICA LOC)+/-ss.                                3.50           10/01/2036            5,000,000
   4,000,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
              HEALTH CARE SERIES A (OTHER REVENUE, JPMORGAN
              CHASE BANK LOC)+/-ss.                                              3.52           01/01/2030            4,000,000

                                                                                                                     28,285,000
                                                                                                                 --------------

NEW JERSEY - 0.96%
  37,865,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C2
              (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss.                     3.52           01/01/2024           37,865,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
NEW MEXICO - 1.65%
$  2,635,000  NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION
              SERIES 435 (SALES TAX REVENUE, MBIA INSURED)+/-ss.                 3.52%          12/15/2011       $    2,635,000
  62,145,000  NEW MEXICO STATE TRAN (OTHER REVENUE)                              4.50           06/29/2007           62,399,812

                                                                                                                     65,034,812
                                                                                                                 --------------

NEW YORK - 4.78%
  22,500,000  METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK
              (TRANSPORTATION REVENUE, FIRST SECURITY BANK
              LOC)+/-ss.                                                         3.52           05/15/2030           22,500,000
   5,225,000  NEW YORK NY (PROPERTY TAX REVENUE, AMBAC
              INSURED)+/-ss.                                                     3.51           12/01/2022            5,225,000
  11,595,000  NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss.             3.51           04/01/2025           11,595,000
   9,000,000  NEW YORK NY (PROPERTY TAX REVENUE, MBIA INSURED)+/-ss.             3.51           08/01/2022            9,000,000
  24,835,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY
              SUBSERIES C3 (SALES TAX REVENUE)+/-ss.                             3.48           08/01/2031           24,835,000
   5,095,000  NEW YORK NY IDA (OTHER REVENUE, FGIC INSURED)+/-ss.                3.52           03/01/2046            5,095,000
   5,535,000  NEW YORK NY SERIES F6 (PROPERTY TAX REVENUE,
              MORGAN GUARANTY TRUST LOC)+/-ss.                                   3.45           02/15/2018            5,535,000
  32,530,000  NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE,
              BANK OF AMERICA LOC)+/-ss.                                         3.46           08/01/2034           32,530,000
   3,400,000  NEW YORK NY SUBSERIES H6   (PROPERTY TAX REVENUE
              LOC)+/-ss.                                                         3.45           03/01/2034            3,400,000
  59,650,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH
              FACILITIES IMPROVEMENT SERIES F2A (HEALTHCARE
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss.                 3.42           02/15/2021           59,650,000
   8,485,000  NEW YORK STATE ENVIRONMENTAL FACILITIES
              CORPORATION ST. PETERS INCOME TAX (TAX REVENUE,
              FGIC INSURED)+/-ss.                                                3.51           12/15/2024            8,485,000

                                                                                                                    187,850,000
                                                                                                                 --------------

NORTH CAROLINA - 2.03%
     600,000  ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE
              FACILITIES REVENUE, WACHOVIA BANK LOC)+/-ss.                       3.48           10/01/2015              600,000
   4,000,000  CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY
              CAROLINAS HEALTHCARE SERIES B (OTHER REVENUE,
              BANK OF AMERICA LOC)+/-ss.                                         3.60           01/15/2026            4,000,000
  17,425,000  CHARLOTTE-MECKLENBURG NC HOSPITAL AUTHORITY
              SERIES D (HEALTHCARE FACILITIES REVENUE, BANK OF
              AMERICA NA LOC)+/-ss.                                              3.67           01/15/2026           17,425,000
   7,305,000  MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA
              BANK LOC)+/-ss.                                                    3.50           02/01/2016            7,305,000
   7,095,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY
              SERIES A2 (ELECTRIC REVENUE, MBIA INSURED)+/-ss.                   3.52           01/01/2022            7,095,000
   3,310,000  NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE
              FACILITIES REVENUE, WACHOVIA BANK LOC)+/-ss.                       3.48           10/01/2015            3,310,000
  26,850,000  NORTH CAROLINA MEDICAL CARE COMMUNITY DUKE
              UNIVERSITY HEALTH SYSTEM SERIES A (HEALTHCARE
              FACILITIES REVENUE LOC)+/-ss.                                      3.45           06/01/2028           26,850,000
   2,470,000  NORTH CAROLINA MEDICAL CARE COMMUNITY
              PRESBYTERIAN HOME PROJECT (HEALTHCARE FACILITIES
              REVENUE, WACHOVIA BANK LOC)+/-ss.                                  3.48           08/01/2024            2,470,000
  10,590,000  WAKE COUNTY NC SERIES C (PROPERTY TAX REVENUE)+/-ss.               3.45           04/01/2020           10,590,000

                                                                                                                     79,645,000
                                                                                                                 --------------

OHIO - 1.47%
  11,805,000  HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE
              DEACONESS LONG TERM CARE SERIES A (HEALTHCARE
              FACILITIES REVENUE LOC)+/-ss.                                      3.49           05/15/2030           11,805,000
  27,600,000  LORAIN COUNTY OH EMH REGIONAL MEDICAL CENTER
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-ss.               3.50           11/01/2021           27,600,000
   1,700,000  MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP
              B (HOSPITAL REVENUE, MBIA INSURED)+/-ss.                           3.50           12/01/2028            1,700,000
   1,510,000  OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD
              BANK LOC)+/-ss.                                                    3.68           09/01/2027            1,510,000
  12,555,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A
              (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                     3.50           11/01/2029           12,555,000
   2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY
              CORPORATION PROJECT (IDR, SCOTIABANK LOC)+/-ss.                    3.70           09/01/2015            2,810,000

                                                                                                                     57,980,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
OKLAHOMA - 0.83%
$  7,100,000  MUSKOGEE OK MEDICAL CENTER AUTHORITY (HEALTH
              FACILITIES FINANCING AUTHORITY REVENUE, BANK OF
              AMERICA LOC)+/-ss.                                                 3.55%          10/01/2032       $    7,100,000
     900,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING
              CARE COMMUNITY PROJECT SERIES C (NURSING HOME
              REVENUE, KBC BANK NV LOC)+/-ss.                                    3.70           02/01/2012              900,000
  11,820,000  OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY
              HIGHER EDUCATION PROJECTS SERIES D3 (LEASE
              REVENUE, CIFG INSURED)+/-ss.                                       3.65           07/01/2033           11,820,000
   5,635,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION
              PROJECT (HEALTHCARE FACILITIES REVENUE, BANK OF
              AMERICA LOC)+/-ss.                                                 3.55           11/01/2018            5,635,000
   6,500,000  PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY
              PHASE III PROJECT (EDUCATIONAL FACILITIES
              REVENUE, AMBAC INSURED)+/-ss.                                      3.51           07/01/2032            6,500,000
     700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING
              INCORPORATED (HOUSING REVENUE)+/-ss.                               3.75           10/01/2032              700,000

                                                                                                                     32,655,000
                                                                                                                 --------------

OREGON - 0.32%
   5,965,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL
              LYNCH CAPITAL SERVICES LOC)+/-ss.                                  3.53           05/01/2010            5,965,000
   1,590,000  PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK
              LOC)+/-ss.                                                         3.52           10/01/2012            1,590,000
   4,995,000  TRI COUNTY OR METRO TRANSPORTATION DISTRICT
              SERIES 142 (TAX REVENUE, MORGAN STANLEY DEAN
              WITTER LOC)+/-ss.                                                  3.52           08/01/2019            4,995,000

                                                                                                                     12,550,000
                                                                                                                 --------------

OTHER - 0.53%
   9,950,000  CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES
              SERIES 2002 (OTHER REVENUE, STATE STREET BANK &
              TRUST COMPANY LOC)+/-ss.++                                         3.83           02/01/2030            9,950,000
   3,452,000  NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES
              (OTHER REVENUE, BANK OF AMERICA LOC)+/-ss.                         3.62           04/01/2019            3,452,000
   4,850,000  RESET OPTION CTFS TRUST II-R (SEWER REVENUE, FGIC
              INSURED)+/-ss.                                                     3.67           11/01/2031            4,850,000
   2,715,000  US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER
              REVENUE)+/-ss.++                                                   3.68           01/01/2010            2,715,000

                                                                                                                     20,967,000
                                                                                                                 --------------

PENNSYLVANIA - 2.63%
   4,900,000  DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)+/-ss.                        3.48           08/01/2029            4,900,000
  15,725,000  DAUPHIN COUNTY PA GENERAL AUTHORITY PINNACLE
              HEALTH SYSTEMS PROJECT (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)+/-ss.                                           3.46           08/15/2027           15,725,000
   5,000,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY
              SERIES 1985 B (OTHER REVENUE)+/-ss.                                3.48           12/01/2020            5,000,000
   2,350,000  LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT
              (HOSPITAL REVENUE, WACHOVIA BANK LOC)+/-ss.                        3.60           07/01/2031            2,350,000
  20,400,000  MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA
              BANK LOC)+/-ss.                                                    3.53           10/01/2030           20,400,000
   5,975,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
              AUTHORITY TREASURY DEPARTMENT HOSPITAL
              ENHANCEMENT LOAN PROGRAM A1 (HOSPITAL REVENUE,
              NATIONAL CITY BANK)+/-ss.                                          3.50           06/01/2031            5,975,000
   8,260,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
              AUTHORITY TREASURY DEPARTMENT HOSPITAL
              ENHANCEMENT LOAN PROGRAM A3 (HOSPITAL REVENUE,
              NATIONAL CITY BANK)+/-ss.                                          3.50           06/01/2021            8,260,000
   7,550,000  PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A
              (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
              PLC LOC)+/-ss.                                                     3.50           07/01/2034            7,550,000
   7,690,000  PENNSYLVANIA TURNPIKE COMMISSION OIL FRANCHISE
              TAX SERIES II R 1005 (SALES TAX REVENUE, AMBAC
              INSURED)+/-ss.                                                     3.53           12/01/2015            7,690,000
  19,885,000  PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY
              BANK LOC)+/-ss.                                                    3.46           06/15/2023           19,885,000
   4,500,000  PHILADELPHIA PA AUTHORITY FOR IDR GIRARD ESTATE
              ARAMARK PJ (IDR LOC)+/-ss.                                         3.48           06/01/2032            4,500,000
   1,050,000  PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES
              REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                            3.50           09/01/2034            1,050,000

                                                                                                                    103,285,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
PUERTO RICO - 0.32%
$ 12,620,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102
              CLASS A (TOLL ROAD REVENUE, FIRST SECURITY BANK
              LOC)+/-ss.                                                         3.49%          07/01/2027       $   12,620,000
                                                                                                                 --------------

SOUTH CAROLINA - 1.56%
  22,400,000  CHARLESTON SC SERIES B (WATER & SEWER REVENUE,
              WACHOVIA BANK LOC)+/-ss.                                           3.50           01/01/2035           22,400,000
  21,795,000  PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A
              (UTILITIES REVENUE, CIFG INSURED)+/-ss.                            3.50           06/01/2036           21,795,000
   4,135,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY
              FOR PRIVATE NONPROFIT INSTITUTIONS (COLLEGE &
              UNIVERSITY REVENUE, BANK OF AMERICA LOC)+/-ss.                     3.55           02/01/2022            4,135,000
   4,420,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
              AUTHORITY (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA
              BANK LOC)+/-ss.                                                    3.48           12/01/2024            4,420,000
   8,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
              AUTHORITY ECONOMIC DEVELOPMENT REVENUE HEARTLAND
              HALL EPISCOPAL (IDR LOC)+/-ss.                                     3.48           08/01/2029            8,500,000

                                                                                                                     61,250,000
                                                                                                                 --------------

SOUTH DAKOTA - 0.13%
   5,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL
              FACILITIES AUTHORITY SIOUX VALLEY SERIES B
              (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-ss.              3.70           11/01/2034            5,000,000
                                                                                                                 --------------

TENNESSEE - 1.29%
  22,100,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
              COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD
              REVENUE (COLLEGE & UNIVERSITY REVENUE LOC)+/-ss.                   3.45           10/01/2044           22,100,000
   4,250,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
              COUNTY TN HEALTH & EDUCATIONAL PROJECT FACILITIES
              BOARD MEHARRY MEDICAL COLLEGE (COLLEGE &
              UNIVERSITY REVENUE, BANK OF AMERICA LOC)+/-ss.                     3.50           08/01/2018            4,250,000
  19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
              COUNTY TN STEWARTS FERRY APARTMENTS (IDR, FHLMC
              INSURED)+/-ss.                                                     3.50           01/01/2034           19,985,000
   4,200,000  RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX
              REVENUE, MBIA INSURED)+/-ss.                                       3.52           10/01/2012            4,200,000

                                                                                                                     50,535,000
                                                                                                                 --------------

TEXAS - 7.55%
  11,130,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16
              (WATER REVENUE, MBIA INSURED)+/-ss.                                3.53           09/01/2014           11,130,000
   7,595,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55
              (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
              GUARANTEED)+/-ss.                                                  3.53           02/01/2014            7,595,000
   4,890,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59
              (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
              GUARANTEED)+/-ss.                                                  3.53           08/01/2013            4,890,000
   5,500,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA
              MEADOWS PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-ss.             3.50           09/01/2036            5,500,000
  48,380,000  CAPITAL AREA CULTURAL EDUCATIONAL FACILITIES
              ROMAN CATHOLIC DIOCESE (IDR, WACHOVIA BANK LOC)+/-ss.              3.50           04/01/2045           48,380,000
   5,890,000  DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE,
              JPMORGAN CHASE BANK LOC)+/-ss.                                     3.52           02/15/2011            5,890,000
   4,310,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014302
              CLASS A (AUSTIN TX ELECTRIC UTILITY SYSTEMS)
              (POWER REVENUE, FIRST SECURITY BANK LOC)+/-ss.                     3.53           11/15/2012            4,310,000
   6,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310
              CLASS A (DALLAS TX AREA RAPID) (SALES TAX
              REVENUE, AMBAC INSURED)+/-ss.                                      3.53           12/01/2026            6,000,000
   7,875,000  GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL
              DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss.                3.52           08/15/2023            7,875,000
   8,995,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
              CORPORATION (HEALTHCARE FACILITIES REVENUE, MBIA
              INSURED)+/-ss.                                                     3.61           07/01/2015            8,995,000
   4,430,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
              CORPORATION (HEALTHCARE FACILITIES REVENUE, MBIA
              INSURED)+/-ss.                                                     3.61           07/01/2024            4,430,000
   8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
              CORPORATION SERIES 357 (HEALTHCARE FACILITIES
              REVENUE, MBIA INSURED)+/-ss.                                       3.52           07/01/2029            8,982,500
   1,825,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR
              LIEN RODEO SERIES C (SPORTS FACILITIES REVENUE,
              MBIA INSURED)+/-ss.                                                3.55           11/15/2030            1,825,000
   2,085,000  HARRIS COUNTY TX SERIES 646 (PROPERTY TAX
              REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                            3.52           10/01/2012            2,085,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
TEXAS (continued)
$  5,470,000  HOUSTON TX CERTIFICATES SERIES 495 (WATER
              REVENUE, FGIC INSURED)+/-ss.                                       3.52%          12/01/2030       $    5,470,000
   4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462
              (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
              GUARANTEED)+/-ss.                                                  3.52           02/15/2026            4,245,000
   3,770,000  HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120
              (WATER & SEWER REVENUE)+/-ss.                                      3.51           12/01/2023            3,770,000
  12,600,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY
              REVENUE, SOCIETE GENERALE LOC)+/-ss.                               3.51           11/15/2029           12,600,000
   2,240,000  IRVING TX SERIES 403 (WATER REVENUE, AMBAC
              INSURED)+/-ss.                                                     3.52           02/15/2012            2,240,000
   5,080,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION #1
              SERIES 618 (LEASE REVENUE, AMBAC INSURED)+/-ss.                    3.52           02/01/2010            5,080,000
   3,270,000  LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES
              623 (OTHER REVENUE, FGIC INSURED)+/-ss.                            3.52           11/15/2009            3,270,000
  13,000,000  LUBBOCK TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
              TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss.                         3.48           02/01/2030           13,000,000
   3,500,000  MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL
              REVENUE, REGIONS BANK LOC)+/-ss.                                   3.51           08/01/2018            3,500,000
   5,525,000  MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)+/-ss.                                       3.52           02/15/2024            5,525,000
   6,010,000  NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT
              CORPORATION (HFFA REVENUE, MBIA INSURED)+/-ss.                     3.52           02/15/2022            6,010,000
   1,595,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON
              MEMORIAL HOSPITAL (HOSPITAL REVENUE, JPMORGAN
              CHASE BANK LOC)+/-ss.                                              3.50           11/01/2026            1,595,000
  12,365,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
              TAX REVENUE, DEXIA INSURED)+/-ss.                                  3.48           08/01/2037           12,365,000
   5,355,000  SAN ANTONIO TX (WATER REVENUE, FGIC INSURED)+/-ss.                 3.52           05/15/2022            5,355,000
   1,500,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA
              INSURED)+/-ss.                                                     3.49           05/15/2033            1,500,000
   2,500,000  SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT
              (OTHER REVENUE, BANK OF AMERICA BANK OF AMERICA
              LOC)+/-ss.                                                         3.55           01/01/2017            2,500,000
   3,920,000  TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND
              (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE
              BANK LOC)+/-ss.                                                    3.52           07/01/2012            3,920,000
   5,080,000  TEXAS STATE CLASS A (GO - STATES, TERRITORIES,
              CITIBANK NA LOC)+/-ss.                                             3.53           04/01/2030            5,080,000
  39,600,000  TEXAS STATE TRAN (PROPERTY TAX REVENUE)                            4.50           08/31/2007           39,866,968
  17,470,000  TEXAS STATE TRANSPORTATION SERIES B
              (TRANSPORTATION REVENUE)+/-ss.                                     3.48           04/01/2026           17,470,000
   6,825,000  TEXAS TECH UNIVERSITY (EDUCATIONAL FACILITIES
              REVENUE, MBIA INSURED)+/-ss.                                       3.52           08/15/2021            6,825,000
   5,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
              CORPORATION SERIES 4 (HEALTHCARE FACILITIES
              REVENUE, AMBAC INSURED)+/-ss.                                      3.52           11/15/2024            5,195,000
   2,580,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND
              SERIES 411 (COLLEGE & UNIVERSITY REVENUE)+/-ss.                    3.52           01/01/2012            2,580,000

                                                                                                                    296,849,468
                                                                                                                 --------------

UTAH - 0.32%
   9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)+/-ss.               3.49           12/01/2034            9,675,000
   2,900,000  WEST VALLEY CITY UT IDR JOHNSON MATTHEY
              INCORPORATED PROJECT (IDR LOC)+/-ss.                               3.68           12/01/2011            2,900,000

                                                                                                                     12,575,000
                                                                                                                 --------------

VIRGINIA - 0.56%
   7,960,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B
              (AIRPORT REVENUE, WACHOVIA BANK LOC)+/-ss.                         3.48           06/01/2035            7,960,000
   2,175,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL
              SERIES 569 (JAIL FACILITIES REVENUE, MBIA
              INSURED)+/-ss.                                                     3.52           07/01/2012            2,175,000
   4,950,000  LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)+/-ss.                    3.60           12/01/2036            4,950,000
   7,000,000  NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY
              (HOUSING REVENUE, BANK OF AMERICA LOC)+/-ss.                       3.50           07/01/2034            7,000,000

                                                                                                                     22,085,000
                                                                                                                 --------------

WASHINGTON - 4.86%
  15,420,000  ABN AMRO MUNITOPS CERTIFICATES TRUST SERIES
              2001-23 (KING COUNTY WA SCHOOL DISTRICT #001
              SETTLE SERIES A) (PROPERTY TAX REVENUE, MBIA
              INSURED)+/-ss.                                                     3.53           12/01/2009           15,420,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
WASHINGTON (continued)
$  5,173,500  ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES
              C (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)+/-ss.                3.68%          01/01/2010       $    5,173,500
   8,600,000  ENERGY NORTHWEST WA PROJECT #3 SERIES D-3-2
              (ELECTRIC REVENUE, MBIA INSURED)+/-ss.                             3.50           07/01/2018            8,600,000
   5,720,000  ENERGY NORTHWEST WA WIND PROJECT SERIES 686
              (POWER REVENUE, MBIA INSURED)+/-ss.                                3.52           07/01/2012            5,720,000
   4,775,000  GOAT HILL WA PROPERTIES SERIES 705 (LEASE
              REVENUE, MBIA INSURED)+/-ss.                                       3.52           12/01/2012            4,775,000
  17,350,000  ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER
              REVENUE, BANK OF AMERICA LOC)+/-ss.                                3.70           02/15/2021           17,350,000
  45,525,000  KING COUNTY WA HOUSING AUTHORITY SERIES A
              (HOUSING REVENUE, FHLMC INSURED)+/-ss.                             3.50           07/01/2035           45,525,000
   5,920,000  KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)+/-ss.                            3.51           12/01/2018            5,920,000
   4,955,000  SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668
              (POWER REVENUE, FIRST SECURITY BANK LOC)+/-ss.                     3.52           08/01/2012            4,955,000
   6,995,000  WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)+/-ss.                                           3.52           01/01/2026            6,995,000
   6,000,000  WASHINGTON STATE HIGHER EDUCATION FACILITIES
              UNIVERSITY OF PUGET SOUND SERIES B (COLLEGE &
              UNIVERSITY REVENUE, BANK OF AMERICA LOC)+/-ss.                     3.49           10/01/2036            6,000,000
   3,065,000  WASHINGTON STATE HOUSING FINANCE COMMISSION
              (HOUSING REVENUE, US BANK NA LOC)+/-ss.                            3.70           11/01/2025            3,065,000
  10,400,000  WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH
              SCHOOL PROJECT (HOUSING REVENUE, BANK OF AMERICA
              LOC)+/-ss.                                                         3.68           04/01/2034           10,400,000
   1,700,000  WASHINGTON STATE HOUSING FINANCE COMMISSION
              NONPROFIT TACOMA ART MUSEUM PROJECT (RECREATIONAL
              FACILITIES REVENUE, NORTHERN TRUST CORPORATION
              LOC)+/-ss.                                                         3.70           06/01/2032            1,700,000
   1,730,000  WASHINGTON STATE HOUSING FINANCE COMMISSION
              SERIES B (HOUSING REVENUE, BANK OF AMERICA LOC)+/-ss.              3.57           01/01/2036            1,730,000
   7,400,000  WASHINGTON STATE HOUSING WESLEY HOMES PROJECT
              SERIES A (LEASE REVENUE, BANK OF AMERICA LOC)+/-ss.                3.57           01/01/2036            7,400,000
  24,115,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM #3
              ELECTRIC REVENUE SERIES 3A   (POWER REVENUE LOC)+/-ss.             3.50           07/01/2018           24,115,000
   9,500,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM
              SERIES 1A1 (ELECTRIC REVENUE, BANK OF AMERICA NA
              LOC)+/-ss.                                                         3.50           07/01/2017            9,500,000
   2,165,000  WASHINGTON STATE SERIES 593 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)+/-ss.                            3.52           07/01/2012            2,165,000
   4,375,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)+/-ss.                                     3.52           07/01/2024            4,375,000

                                                                                                                    190,883,500
                                                                                                                 --------------

WISCONSIN - 2.39%
   3,765,000  MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL
              ENGINEER PROJECT A (COLLEGE & UNIVERSITY REVENUE,
              MARSHALL & ISLEY BANK LOC)+/-ss.                                   3.53           07/01/2023            3,765,000
   6,725,000  UNIVERSITY OF WISCONSIN HOSPITALS & CLINICS
              AUTHORITY (HEALTH FACILITIES FINANCING AUTHORITY
              REVENUE, FIRST SECURITY BANK LOC)+/-ss.                            3.50           04/01/2029            6,725,000
   3,230,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY RIVERVIEW HOSPITAL ASSOCIATION
              (HEALTHCARE FACILITIES REVENUE, FIRSTAR BANK NA
              LOC)+/-ss.                                                         3.70           10/01/2030            3,230,000
   2,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY ALVERNO COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.               3.70           11/01/2017            2,400,000
  17,835,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY AURORA HEALTH CARE SERIES A (HOSPITAL
              REVENUE, MARSHALL & ISLEY BANK LOC)+/-ss.                          3.67           04/01/2028           17,835,000
   6,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY FRANCISCAN SISTERS SERIES B (HEALTHCARE
              FACILITIES REVENUE, MARSHALL & ISLEY BANK LOC)+/-ss.               3.50           09/01/2033            6,400,000
  11,600,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY NATIONAL REGENCY OF NEW BERLIN
              (HEALTHCARE FACILITIES REVENUE, MARSHALL & ISLEY
              BANK LOC)+/-ss.                                                    3.70           08/15/2034           11,600,000
  15,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY REEDSBURG AREA MEDICAL CENTER
              INCORPORATED (OTHER REVENUE, FIFTH THIRD BANK
              LOC)+/-ss.                                                         3.70           06/01/2036           15,400,000
   3,450,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY WHEATON FRANCISCAN SERVICES SERIES B
              (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-ss.              3.47           08/15/2033            3,450,000
  15,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
              AUTHORITY LUTHERAN COLLEGE SERIES 2001 (COLLEGE &
              UNIVERSITY REVENUE, US BANK NA LOC)+/-ss.                          3.70           09/01/2031           15,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
WISCONSIN (continued)
  $7,505,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE,
              FGIC INSURED)+/-ss.                                                3.52%          11/01/2012       $    7,505,000

                                                                                                                     93,810,000
                                                                                                                 --------------

WYOMING - 0.78%
  30,600,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT
              SERIES A (PCR, BARCLAYS BANK PLC LOC)+/-ss.                        3.48           07/01/2015           30,600,000
                                                                                                                 --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,761,071,569)                                                               3,761,071,569
                                                                                                                 --------------

COMMERCIAL PAPER - 7.01%
  13,835,000  BURKE COUNTY POLLUTION CONTROL SERIES 6B-1                         3.58           01/22/2007           13,835,000
   4,895,000  COUNTY OF WAKE NC                                                  3.65           02/05/2007            4,895,000
   9,248,000  HARRIS COUNTY TX SERIES C                                          3.58           12/14/2006            9,248,000
   7,100,000  HARRIS COUNTY TX SERIES D                                          3.58           12/13/2006            7,100,000
  21,500,000  HARRIS COUNTY TX SERIES D                                          3.58           12/14/2006           21,500,000
   8,800,000  HOUSTON TX (CITY OF) SERIES E                                      3.62           12/11/2006            8,800,000
  15,800,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
              SERIES 1990                                                        3.63           02/08/2007           15,800,000
   9,665,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
              SERIES NOTR                                                        3.59           01/18/2007            9,665,000
  21,300,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
              SERIES NOTR                                                        3.58           02/13/2007           21,300,000
   4,600,000  LAS VEGAS VALLEY WATER SERIES 04-A                                 3.58           02/13/2007            4,600,000
  12,725,000  ROCHESTER MN HEALTH CARE SERIES 00-B                               3.58           01/11/2007           12,725,000
  32,400,000  ROCHESTER MN HEALTH CARE SERIES 01-C                               3.58           01/11/2007           32,400,000
  15,300,000  ROCHESTER MN HEALTH CARE SERIES 92-A                               3.58           01/11/2007           15,300,000
  10,600,000  ROCHESTER MN HEALTH CARE SERIES 92-C                               3.58           01/11/2007           10,600,000
  17,300,000  SAN ANTONIO ELECTRIC & GAS SERIES A                                3.58           01/18/2007           17,300,000
   4,000,000  SAN ANTONIO ELECTRIC & GAS SERIES A                                3.58           02/08/2007            4,000,000
  12,000,000  SAN ANTONIO ELECTRIC & GAS SERIES A                                3.62           02/15/2007           12,000,000
  11,000,000  TEXAS PFA SERIES 02-A                                              3.59           01/18/2007           11,000,000
   2,359,000  TEXAS PFA SERIES 2003                                              3.58           12/13/2006            2,359,000
  10,000,000  TEXAS PFA SERIES 2003                                              3.57           12/14/2006           10,000,000
  31,000,000  UNIVERSITY OF MINNESOTA SERIES 05-A                                3.58           01/08/2007           31,000,000

TOTAL COMMERCIAL PAPER (COST $275,427,000)                                                                          275,427,000
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,036,498,569)*                                          102.69%                                          $4,036,498,569

OTHER ASSETS AND LIABILITIES, NET                                (2.69)                                            (105,583,520)
                                                            ----------                                           --------------

TOTAL NET ASSETS                                                100.00%                                          $3,930,915,049
                                                            ----------                                           --------------

+/-   Variable rate investments.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                             INTEREST RATE      MATURITY DATE           VALUE
ASSET BACKED SECURITIES - 0.71%
$    16,000,000  ARKLE MASTER ISSUER PLC+/-++                                    5.31%          11/19/2007       $   16,000,000
     25,000,000  FORD CREDIT AUTO OWNER TRUST++                                  5.36           12/15/2007           25,000,000
     12,000,000  USAA AUTO OWNER TRUST                                           5.34           12/13/2007           12,000,000

TOTAL ASSET BACKED SECURITIES (COST $53,000,000)                                                                     53,000,000
                                                                                                                 --------------

CERTIFICATES OF DEPOSIT - 1.08%
     46,000,000  CALYON NEW YORK SERIES YCD+/-                                   5.33           09/13/2007           45,990,293
     16,000,000  CALYON NEW YORK SERIES YCD1+/-                                  5.36           06/20/2007           16,000,448
     19,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                     5.29           06/28/2007           18,995,553

TOTAL CERTIFICATES OF DEPOSIT (COST $80,986,294)                                                                     80,986,294
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.26%
     19,614,802  PARAGON MORTGAGES PLC+/-++ss.                                    5.30           11/15/2038           19,614,802

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,614,802)                                                         19,614,802
                                                                                                                 --------------

COMMERCIAL PAPER - 33.85%
    162,000,000  ALPINE SECURITIZATION++^                                        5.22           01/25/2007          160,708,050
    150,000,000  AQUIFER FUNDING LLC++^                                          5.28           12/05/2006          149,912,000
     25,489,000  ATOMIUM FUNDING LLC++^                                          5.26           01/04/2007           25,362,376
     52,000,000  BANK OF AMERICA NA+/-                                           5.32           04/11/2007           52,000,000
     50,000,000  BARTON CAPITAL LLC++^                                           5.25           01/25/2007           49,598,958
     25,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                          5.30           01/23/2007           25,000,000
    145,580,000  CHARIOT FUNDING LLC++^                                          5.27           12/26/2006          145,047,218
     30,000,000  CHEYNE FINANCE LLC++^                                           5.26           01/05/2007           29,846,583
    170,600,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                            5.31           12/06/2007          170,600,000
     22,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                            5.31           12/13/2007           22,000,000
     34,451,000  CULLINAN FINANCE CORPORATION++^                                 5.21           02/22/2007           34,037,176
     20,000,000  CULLINAN FINANCE CORPORATION++^                                 5.21           04/25/2007           19,580,708
    104,000,000  DANSKE CORPORATION++^                                           5.17           04/10/2007          102,058,378
     32,928,000  FALCON ASSET SECURITY COMPANY LLC++^                            5.26           12/26/2006           32,807,721
     75,000,000  GALLEON CAPITAL LLC++^                                          5.25           01/25/2007           74,398,437
     41,900,000  GERMAN RESIDENTIAL FUNDING++^                                   5.28           02/22/2007           41,389,937
     75,000,000  GERMAN RESIDENTIAL FUNDING+/-                                   5.35           11/23/2007           75,000,000
     30,000,000  HARRIER FINANCE FUNDING US LLC++^                               5.26           02/16/2007           29,662,483
     50,000,000  HBOS TREASURY SERVICES^                                         5.21           02/02/2007           49,544,125
     74,052,000  KEEL CAPITAL INCORPORATED++^                                    5.28           01/25/2007           73,454,647
     48,000,000  KESTREL FUNDING US LLC++^                                       5.28           12/04/2006           47,978,880
     33,000,000  KESTREL FUNDING US LLC++^                                       5.25           01/12/2007           32,797,875
    120,000,000  LEGACY CAPITAL LLC++^                                           5.22           02/06/2007          118,834,200
     45,000,000  LEXINGTON PARKER CAPITAL CORPORATION+/-                         5.34           03/01/2007           44,997,945
     65,000,000  MONT BLANC CAPITAL CORPORATION++^                               5.28           01/04/2007           64,675,867
     15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                5.51           12/11/2006           15,000,462
     90,839,000  NORTH SEA FUNDING LLC++^                                        5.28           12/04/2006           90,799,031
    120,000,000  PICAROS FUNDING LLC++^                                          5.27           01/16/2007          119,191,933
     25,340,000  STANFIELD VICTORIA FUNDING++^                                   5.24           01/03/2007           25,218,284
     21,000,000  STANFIELD VICTORIA FUNDING++^                                   5.25           01/25/2007           20,831,562
     50,500,000  TANGO FINANCE CORPORATION++^                                    5.19           03/13/2007           49,757,397
     75,000,000  TASMAN FUNDING INCORPORATED++^                                  5.26           01/02/2007           74,649,333
    114,000,000  TICONDEROGA FUNDING LLC++^                                      5.26           12/26/2006          113,583,583
     60,000,000  TIERRA ALTA FUNDING++^                                          5.29           12/14/2006           59,885,383
    120,000,000  TIERRA ALTA FUNDING++^                                          5.27           12/26/2006          119,560,833
     80,000,000  WINDMILL FUNDING CORPORATION++^                                 5.25           12/26/2006           79,708,333
     98,700,000  WINDMILL FUNDING CORPORATION++^                                 5.23           01/05/2007           98,198,138

TOTAL COMMERCIAL PAPER (COST $2,537,677,836)                                                                      2,537,677,836
                                                                                                                 --------------

EXTENDABLE BONDS - 9.33%
     25,000,000  3M COMPANY++                                                       5.65        12/12/2006           25,006,260
     10,000,000  AMERICAN GENERAL FINANCE+/-++                                      5.35        12/14/2007           10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                             INTEREST RATE      MATURITY DATE           VALUE
EXTENDABLE BONDS (CONTINUED)
$    63,500,000  BANK OF IRELAND+/-++                                            5.32%          12/20/2007       $   63,500,000
     30,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                          5.31           12/14/2007           30,000,000
     45,000,000  BNP PARIBAS SA+/-                                               5.29           12/16/2007           45,000,000
     44,000,000  DNB NORSKE BANK ASA+/-++                                        5.31           12/24/2007           44,000,000
     50,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                5.33           12/14/2007           50,000,000
    110,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                            5.45           07/09/2007          110,086,343
     90,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                      5.29           12/07/2007           90,000,000
      5,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                    5.43           12/07/2007            5,000,092
     44,000,000  INTESA BANK (IRELAND) PLC+/-++                                  5.32           12/24/2007           44,000,000
     31,000,000  IRISH LIFE & PERMANENT PLC+/-++                                 5.32           12/21/2007           31,000,000
     60,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                         5.30           12/24/2007           60,000,000
     12,000,000  MORGAN STANLEY+/-                                               5.39           12/03/2007           12,000,000
     15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                5.35           10/05/2007           15,000,000
     61,000,000  NORDEA BANK AB+/-++                                             5.33           12/11/2007           61,000,000
      4,000,000  PREMIUM ASSET TRUST+/-++                                        5.36           11/15/2007            4,000,000

TOTAL EXTENDABLE BONDS (COST $699,592,695)                                                                          699,592,695
                                                                                                                 --------------

MEDIUM TERM NOTES - 8.38%
     16,100,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-                         5.38           06/29/2007           16,103,525
     31,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                              5.39           11/14/2007           31,014,443
     17,965,000  ALLSTATE LIFE GLOBAL FUNDING II+/-++                            5.44           04/02/2007           17,969,848
     85,000,000  AMERICAN HONDA FINANCE+/-++                                     5.33           02/06/2007           85,000,000
     18,000,000  ASIF GLOBAL FINANCING+/-++                                      5.41           05/03/2007           18,004,668
     73,100,000  BANK OF AMERICA SECURITIES+/-ss.(E)                             5.38                                73,100,000
     51,200,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(E)                    5.43                                51,200,000
     10,000,000  CHEYNE FINANCE LLC+/-++                                         5.34           05/21/2007            9,999,193
     12,000,000  CHEYNE FINANCE LLC+/-++                                         5.33           05/24/2007           11,998,874
     21,000,000  CHEYNE FINANCE LLC+/-++                                         5.34           07/16/2007           20,996,793
     22,000,000  CULLINAN FINANCE CORPORATION+/-++                               5.34           05/21/2007           21,998,975
     75,000,000  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                     5.28           12/15/2006           74,999,412
     18,500,000  KESTREL FUNDING US LLC+/-++                                     5.36           09/21/2007           18,497,079
     29,000,000  LEHMAN BROTHERS HOLDINGS+/-                                     5.39           07/19/2007           29,017,157
     44,000,000  SEDNA FINANCE INCORPORATED+/-++                                 5.34           05/21/2007           43,997,690
     12,000,000  SEDNA FINANCE INCORPORATED+/-++                                 5.33           05/30/2007           11,999,380
     14,000,000  SEDNA FINANCE INCORPORATED+/-++                                 5.35           06/18/2007           13,999,191
     24,000,000  SEDNA FINANCE INCORPORATED+/-++                                 5.33           10/12/2007           23,996,945
     25,000,000  TANGO FINANCE CORPORATION+/-++                                  5.33           05/24/2007           24,998,815
     14,000,000  VETRA FINANCE INCORPORATED+/-++                                 5.32           12/06/2007           13,998,600
     15,000,000  ZELA FINANCE INCORPORATED+/-++                                  5.32           12/07/2007           14,998,500

TOTAL MEDIUM TERM NOTES (COST $627,889,088)                                                                         627,889,088
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 0.52%
     18,380,000  KENTUCKY HOUSING CORPORATION SERIES W (HOUSING REVENUE,
                 LLOYDS BANK LOC)+/-ss.                                          5.34           07/01/2037           18,380,000
     20,760,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                 TERRITORIES LOC)+/-ss.                                          5.33           11/01/2028           20,760,000

TOTAL MUNICIPAL BONDS & NOTES (COST $39,140,000)                                                                     39,140,000
                                                                                                                 --------------

PROMISSORY NOTES - 2.11%
    158,200,000  CITIGROUP GLOBAL+/-ss.(E)                                       5.38                               158,200,000

TOTAL PROMISSORY NOTES (COST $158,200,000)                                                                          158,200,000
                                                                                                                 --------------

REPURCHASE AGREEMENTS - 42.02%
     40,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $40,005,889)              5.30           12/01/2006           40,000,000
    289,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $289,042,708)             5.32           12/01/2006          289,000,000
    172,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $172,151,073)             5.27           12/06/2006          172,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                INTEREST RATE    MATURITY DATE           VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$   435,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $435,064,283)                5.32%        12/01/2006       $   435,000,000
    223,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $223,032,583)                5.26         12/01/2006           223,000,000
    105,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $105,015,633)                5.36         12/01/2006           105,000,000
      7,180,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $7,181,057)                  5.30         12/01/2006             7,180,000
    180,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $180,026,650)                5.33         12/01/2006           180,000,000
    143,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $143,083,576)                5.26         12/04/2006           143,000,000
     87,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $87,089,151)                 5.27         12/07/2006            87,000,000
     50,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $50,007,361)                 5.30         12/01/2006            50,000,000
  1,419,387,052  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,419,596,806)                         5.32         12/01/2006         1,419,387,052

TOTAL REPURCHASE AGREEMENTS (COST $3,150,567,052)                                                                   3,150,567,052
                                                                                                                  ---------------

TIME DEPOSITS - 2.53%
    103,000,000  SOCIETE GENERALE (CANADA)                                          5.28         12/05/2006           103,000,000
     87,000,000  SOCIETE GENERALE (CAYMAN)                                          5.27         12/07/2006            87,000,000

TOTAL TIME DEPOSITS (COST $190,000,000)                                                                               190,000,000
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $7,556,667,767)*                                                 100.79%                                    $ 7,556,667,767

OTHER ASSETS AND LIABILITIES, NET                                       (0.79)                                        (58,898,737)
                                                                   ----------                                     ---------------

TOTAL NET ASSETS                                                       100.00%                                    $ 7,497,769,030
                                                                   ----------                                     ---------------

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
US TREASURY SECURITIES - 11.28%

US TREASURY BILLS - 11.28%
$   250,000,000  US TREASURY BILL^                                                      5.22%       12/15/2006     $   249,492,500
    100,000,000  US TREASURY BILL^                                                      5.04        12/21/2006          99,720,278
    150,000,000  US TREASURY BILL^                                                      4.82        04/05/2007         147,492,187
    150,000,000  US TREASURY BILL^                                                      4.99        04/19/2007         147,112,854

TOTAL US TREASURY SECURITIES (COST $643,817,819)                                                                       643,817,819
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 93.50%
    330,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $330,048,400)                    5.28        12/01/2006         330,000,000
    250,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $250,036,736)                    5.29        12/01/2006         250,000,000
    150,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $150,021,958)                    5.27        12/01/2006         150,000,000
    500,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $500,073,333)                    5.28        12/01/2006         500,000,000
  1,305,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,305,191,400)                  5.28        12/01/2006       1,305,000,000
     98,840,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $98,854,277)                     5.20        12/01/2006          98,840,000
  1,000,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,000,146,944)                             5.29        12/01/2006       1,000,000,000
  1,200,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,200,176,333)                  5.29        12/01/2006       1,200,000,000
    500,000,000  MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $500,073,472)                    5.29        12/01/2006         500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,333,840,000)                                                                    5,333,840,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,977,657,819)*                                                 104.78%                                     $ 5,977,657,819

OTHER ASSETS AND LIABILITIES, NET                                       (4.78)                                        (272,782,813)
                                                                   ----------                                      ---------------

TOTAL NET ASSETS                                                       100.00%                                     $ 5,704,875,006
                                                                   ----------                                      ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 (UNAUDITED)


    100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------



 PRINCIPAL        SECURITY NAME                                            INTEREST RATE        MATURITY DATE          VALUE

 US TREASURY SECURITIES - 100.35%

 US TREASURY BILLS - 97.05
 $    50,000,000  US TREASURY BILL^                                             4.67%             12/07/2006   $        49,961,083
      20,000,000  US TREASURY BILL^                                             4.74              12/07/2006            19,984,200
      64,417,000  US TREASURY BILL^                                             4.82              12/07/2006            64,365,279
      75,000,000  US TREASURY BILL^                                             4.83              12/07/2006            74,939,625
      50,000,000  US TREASURY BILL^                                             4.87              12/07/2006            49,959,438
      70,000,000  US TREASURY BILL^                                             5.03              12/07/2006            69,941,317
      75,000,000  US TREASURY BILL^                                             5.10              12/07/2006            74,936,250
      25,000,000  US TREASURY BILL^                                             4.72              12/14/2006            24,957,389
     200,000,000  US TREASURY BILL^                                             4.80              12/14/2006           199,653,333
      25,000,000  US TREASURY BILL^                                             4.90              12/14/2006            24,955,809
     100,000,000  US TREASURY BILL^                                             5.14              12/14/2006            99,814,389
      75,000,000  US TREASURY BILL^                                             5.22              12/15/2006            74,847,750
      25,000,000  US TREASURY BILL^                                             4.75              12/21/2006            24,934,097
      30,000,000  US TREASURY BILL^                                             4.76              12/21/2006            29,920,625
     150,000,000  US TREASURY BILL^                                             4.80              12/21/2006           149,599,792
      50,000,000  US TREASURY BILL^                                             4.81              12/21/2006            49,866,389
     100,000,000  US TREASURY BILL^                                             5.15              12/21/2006            99,713,750
     250,000,000  US TREASURY BILL^                                             4.78              12/28/2006           249,104,219
      65,000,000  US TREASURY BILL^                                             4.97              12/28/2006            64,757,712
      29,830,000  US TREASURY BILL^                                             5.13              12/28/2006            29,715,229
      50,000,000  US TREASURY BILL^                                             5.17              12/28/2006            49,806,031
     275,000,000  US TREASURY BILL^                                             4.77              01/04/2007           273,761,125
     100,000,000  US TREASURY BILL^                                             4.90              01/04/2007            99,537,222
      25,000,000  US TREASURY BILL^                                             4.91              01/04/2007            24,884,069
     225,000,000  US TREASURY BILL^                                             4.85              01/11/2007           223,757,828
      25,000,000  US TREASURY BILL^                                             4.91              01/11/2007            24,860,201
      25,000,000  US TREASURY BILL^                                             4.97              01/11/2007            24,858,635
      25,000,000  US TREASURY BILL^                                             4.84              01/18/2007            24,838,833
     200,000,000  US TREASURY BILL^                                             4.94              01/18/2007           198,682,667
      50,000,000  US TREASURY BILL^                                             4.98              01/18/2007            49,668,333
      35,000,000  US TREASURY BILL^                                             4.86              01/25/2007            34,740,392
      25,000,000  US TREASURY BILL^                                             4.93              01/25/2007            24,811,701
      50,000,000  US TREASURY BILL^                                             4.98              01/25/2007            49,619,965
     165,307,000  US TREASURY BILL^                                             4.99              01/25/2007           164,046,764
      25,000,000  US TREASURY BILL^                                             4.94              02/01/2007            24,787,521
      21,065,000  US TREASURY BILL^                                             4.95              02/01/2007            20,885,602
      25,000,000  US TREASURY BILL^                                             4.95              02/08/2007            24,768,648
     200,000,000  US TREASURY BILL^                                             4.99              02/01/2007           198,281,222
     200,000,000  US TREASURY BILL^                                             4.97              02/08/2007           198,096,750
      50,000,000  US TREASURY BILL^                                             4.93              02/15/2007            49,479,611
     150,000,000  US TREASURY BILL^                                             4.96              02/15/2007           148,430,917
     200,000,000  US TREASURY BILL^                                             4.95              02/22/2007           197,719,806
      50,000,000  US TREASURY BILL^                                             4.90              03/01/2007            49,388,125
     250,000,000  US TREASURY BILL^                                             4.91              03/01/2007           246,931,250
     100,000,000  US TREASURY BILL^                                             4.92              03/08/2007            98,675,007
      50,000,000  US TREASURY BILL^                                             4.93              03/22/2007            49,239,958
      50,000,000  US TREASURY BILL^                                             4.89              04/12/2007            49,103,500
      50,000,000  US TREASURY BILL^                                             4.96              05/03/2007            48,946,000
      50,000,000  US TREASURY BILL^                                             4.98              05/10/2007            48,893,333
      50,000,000  US TREASURY BILL^                                             4.96              05/17/2007            48,850,715
      50,000,000  US TREASURY BILL^                                             4.95              05/24/2007            48,804,958
      50,000,000  US TREASURY BILL^                                             4.94              05/31/2007            48,758,141

                                                                                                                     4,393,842,505
                                                                                                               -------------------

 US TREASURY NOTES - 3.30%
     150,000,000  US TREASURY NOTE                                              3.38              02/28/2007           149,403,190
                                                                                                               -------------------

 TOTAL US TREASURY SECURITIES (COST $4,543,245,695)                                                                  4,543,245,695
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                                  PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 (UNAUDITED)


    100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------



 TOTAL INVESTMENTS IN SECURITIES
 (COST $4,543,245,695)*                                  100.35%                                               $     4,543,245,695

 OTHER ASSETS AND LIABILITIES, NET                        (0.35)                                                       (15,836,863)
                                                        -------                                                -------------------

 TOTAL NET ASSETS                                        100.00%                                               $     4,527,408,832
                                                        -------                                                -------------------

 ^ ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 0.68%
$  1,000,000  ARKLE MASTER ISSUER PLC+/-++                                       5.31%          11/19/2007       $    1,000,000
   2,000,000  FORD CREDIT AUTO OWNER TRUST++                                     5.36           12/15/2007            2,000,000
   1,000,000  USAA AUTO OWNER TRUST                                              5.34           12/13/2007            1,000,000

TOTAL ASSET BACKED SECURITIES (COST $4,000,000)                                                                       4,000,000
                                                                                                                 --------------

CERTIFICATES OF DEPOSIT - 0.51%
   1,000,000  CALYON NEW YORK SERIES YCD+/-                                      5.33           09/13/2007              999,786
   2,000,000  CALYON NEW YORK SERIES YCD1+/-                                     5.36           06/20/2007            2,000,056

TOTAL CERTIFICATES OF DEPOSIT (COST $2,999,842)                                                                       2,999,842
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.33%
   1,961,480  PARAGON MORTGAGES PLC+/-++ss.                                      5.30           11/15/2038            1,961,480

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,961,480)                                                           1,961,480
                                                                                                                 --------------

COMMERCIAL PAPER - 23.32%
   5,000,000  AQUIFER FUNDING LLC++^                                             5.28           12/05/2006            4,997,067
   4,000,000  ATLANTIS ONE FUNDING++^                                            5.26           12/18/2006            3,990,064
   3,000,000  BANK OF AMERICA NA+/-                                              5.32           04/11/2007            3,000,000
   5,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.30           01/23/2007            5,000,000
  14,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                  5.26           01/19/2007           13,899,768
  10,000,000  CC USA INCORPORATED++^                                             5.24           02/12/2007            9,893,744
   5,000,000  CROWN POINT CAPITAL COMPANY++^                                     5.21           03/14/2007            4,925,468
   1,000,000  CULLINAN FINANCE CORPORATION++^                                    5.21           04/25/2007              979,035
   7,000,000  DANSKE CORPORATION++^                                              5.17           04/10/2007            6,869,314
   3,000,000  GEORGE STREET FINANCE LLC++^                                       5.27           01/12/2007            2,981,555
  15,000,000  GERMAN RESIDENTIAL FUNDING++^                                      5.28           02/22/2007           14,817,400
  10,000,000  HARRIER FINANCE FUNDING US LLC++^                                  5.27           12/05/2006            9,994,144
   5,000,000  KEEL CAPITAL INCORPORATED++^                                       5.28           01/25/2007            4,959,667
   5,788,000  LEXINGTON PARKER CAPITAL++^                                        5.27           01/05/2007            5,758,345
   9,489,000  MONT BLANC CAPITAL CORPORATION++^                                  5.28           01/04/2007            9,441,682
   7,250,000  NATIONWIDE BUILDING SOCIETY++^                                     5.20           04/11/2007            7,112,814
   4,000,000  SIMBA FUNDING CORPORATION++^                                       5.26           01/23/2007            3,969,024
  15,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                               5.26           01/17/2007           14,896,992
  10,392,000  TIERRA ALTA FUNDING++^                                             5.29           12/14/2006           10,372,148

TOTAL COMMERCIAL PAPER (COST $137,858,231)                                                                          137,858,231
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 1.49%
   4,365,000  CEI CAPITAL LLC+/-ss.                                              5.32           03/01/2033            4,365,000
   4,465,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-ss.                    5.32           09/01/2042            4,465,000

TOTAL CORPORATE BONDS & NOTES (COST $8,830,000)                                                                       8,830,000
                                                                                                                 --------------

EXTENDABLE BONDS - 12.43%
   5,000,000  3M COMPANY++                                                       5.65           12/12/2006            5,001,252
   8,000,000  BANK OF IRELAND+/-++                                               5.32           12/20/2007            8,000,000
   3,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.31           12/14/2007            3,000,000
   4,000,000  BNP PARIBAS SA+/-                                                  5.29           12/16/2007            4,000,000
   7,500,000  DNB NORSKE BANK ASA+/-++                                           5.31           12/24/2007            7,500,000
   5,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                   5.33           12/14/2007            5,000,000
   8,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                            5.45           07/09/2007            8,006,470
   7,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                         5.29           12/07/2007            7,000,000
   5,000,000  INTESA BANK (IRELAND) PLC+/-++                                     5.32           12/24/2007            5,000,000
   4,000,000  IRISH LIFE & PERMANENT PLC+/-++                                    5.32           12/21/2007            4,000,000
   5,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                            5.30           12/24/2007            5,000,000
   5,000,000  MORGAN STANLEY+/-                                                  5.39           12/03/2007            5,000,000
   2,000,000  NORDEA BANK AB+/-++                                                5.30           12/07/2007            2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
EXTENDABLE BONDS (CONTINUED)
$  5,000,000  NORDEA BANK AB+/-++                                                5.33%          12/11/2007       $    5,000,000

TOTAL EXTENDABLE BONDS (COST $73,507,722)                                                                            73,507,722
                                                                                                                 --------------

MEDIUM TERM NOTES - 11.67%
   2,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                 5.39           11/14/2007            2,000,932
  15,000,000  AMERICAN HONDA FINANCE+/-++                                        5.33           02/06/2007           15,000,000
   3,000,000  ASIF GLOBAL FINANCING+/-++                                         5.41           05/03/2007            3,000,778
   7,800,000  BANK OF AMERICA SECURITIES+/-ss.(E)                                5.38                                 7,800,000
   4,900,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(E)                       5.43                                 4,900,000
   2,000,000  CHEYNE FINANCE LLC+/-++                                            5.34           05/21/2007            1,999,839
   2,000,000  CHEYNE FINANCE LLC+/-++                                            5.33           05/24/2007            1,999,812
   3,000,000  CULLINAN FINANCE CORPORATION+/-++                                  5.34           05/21/2007            2,999,860
   3,500,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                        5.77           09/08/2007            3,510,405
   3,000,000  JACKSON NATIONAL LIFE FUNDING (INSURANCE
              CARRIERS)+/-++                                                     5.44           04/20/2007            3,001,016
   1,500,000  KESTREL FUNDING US LLC+/-++                                        5.36           09/21/2007            1,499,763
   2,000,000  LEHMAN BROTHERS HOLDINGS+/-                                        5.39           07/19/2007            2,001,183
   2,000,000  SEDNA FINANCE INCORPORATED+/-++                                    5.33           05/30/2007            1,999,897
   2,000,000  SEDNA FINANCE INCORPORATED+/-++                                    5.35           06/18/2007            1,999,884
   4,000,000  TANGO FINANCE CORPORATION+/-++                                     5.33           05/24/2007            3,999,809
   8,765,000  USAA CAPITAL CORPORATION++                                         5.59           12/20/2006            8,768,469
   1,000,000  VETRA FINANCE INCORPORATED+/-++                                    5.32           12/06/2007              999,900
   1,500,000  ZELA FINANCE INCORPORATED+/-++                                     5.32           12/07/2007            1,499,850

TOTAL MEDIUM TERM NOTES (COST $68,981,397)                                                                           68,981,397
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 2.25%
   5,000,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES
              B (HOUSING REVENUE)+/-ss.                                          5.36           11/01/2033            5,000,000
   3,910,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES
              C (HOUSING REVENUE)+/-ss.                                          5.36           11/01/2036            3,910,000
   1,700,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
              MSNBC/CNBC SERIES A (IDR)+/-ss.                                    5.30           10/01/2021            1,700,000
     700,000  WAKE FOREST UNIVERSITY NC (OTHER REVENUE)+/-ss.                    5.37           09/01/2013              700,000
   2,000,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HEALTHCARE
              FACILITIES REVENUE)+/-ss.                                          5.32           08/15/2026            2,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $13,310,000)                                                                     13,310,000
                                                                                                                 --------------

PROMISSORY NOTES - 2.33%
  13,800,000  CITIGROUP GLOBAL+/-ss.(E)                                          5.38                                13,800,000

TOTAL PROMISSORY NOTES (COST $13,800,000)                                                                            13,800,000
                                                                                                                 --------------

REPURCHASE AGREEMENTS - 43.43%
  25,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $25,003,694)                            5.32           12/01/2006           25,000,000
  12,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $12,010,540)                            5.27           12/06/2006           12,000,000
  25,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $25,003,694)                            5.32           12/01/2006           25,000,000
  12,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $12,001,753)                            5.26           12/01/2006           12,000,000
   8,812,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $8,813,297)                                        5.30           12/01/2006            8,812,000
  15,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $15,002,221)                                       5.33           12/01/2006           15,000,000
  13,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $13,007,598)                                       5.26           12/04/2006           13,000,000
   6,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $6,006,148)                                        5.27           12/07/2006            6,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$140,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $140,020,689)                           5.32%          12/01/2006       $  140,000,000

TOTAL REPURCHASE AGREEMENTS (COST $256,812,000)                                                                     256,812,000
                                                                                                                 --------------

TIME DEPOSITS - 2.20%
   7,000,000  SOCIETE GENERALE (CANADA)                                          5.28           12/05/2006            7,000,000
   6,000,000  SOCIETE GENERALE (CAYMAN)                                          5.27           12/07/2006            6,000,000

TOTAL TIME DEPOSITS (COST $13,000,000)                                                                               13,000,000
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $595,060,672)*                                              100.64%                                        $  595,060,672

OTHER ASSETS AND LIABILITIES, NET                                  (0.64)                                            (3,759,805)
                                                              ----------                                         --------------

TOTAL NET ASSETS                                                  100.00%                                        $  591,300,867
                                                              ----------                                         --------------

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
COMMERCIAL PAPER - 3.52%
$   5,000,000  ASCENSION PARISH LA                                               3.63%          01/18/2007       $    5,000,000
      645,000  COUNTY OF WAKE NC                                                 3.65           02/05/2007              645,000
    2,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
               SERIES 1990                                                       3.63           02/08/2007            2,000,000
    8,300,000  ROCHESTER MN HEALTH CARE SERIES 92-C                              3.58           01/11/2007            8,300,000

TOTAL COMMERCIAL PAPER (COST $15,945,000)                                                                            15,945,000
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 96.56%

ALABAMA - 2.15%
      435,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX
               REVENUE, AMBAC INSURED)+/-ss.                                     3.52           06/01/2025              435,000
    1,000,000  COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA
               POWER COMPANY PROJECT (IDR)+/-ss.                                 3.67           06/01/2028            1,000,000
    3,900,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA
               POWER COMPANY BARRY PLANT PROJECT SERIES B (IDR)+/-ss.            3.73           09/01/2031            3,900,000
      500,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA
               POWER COMPANY THEODORE PLANT SERIES A (IDR)+/-ss.                 3.73           04/01/2031              500,000
    3,900,000  STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD THE
               MEAD CORPORATION SERIES C (IDR, JPMORGAN CHASE
               BANK LOC)+/-ss.                                                   3.54           11/01/2033            3,900,000

                                                                                                                      9,735,000
                                                                                                                 --------------

CALIFORNIA - 0.34%
       55,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY
               SERIES B3 (PROPERTY TAX REVENUE, CITIBANK NA
               LOC)+/-ss.                                                        3.50           12/01/2032               55,000
    1,000,000  LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT
               SERIES G CITIBANK NA LOC   (MFHR LOC)+/-ss.                       3.50           12/01/2030            1,000,000
      100,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC
               INSURED)+/-ss.                                                    3.52           05/01/2008              100,000
      200,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING
               AUTHORITY CLASS A (LEASE REVENUE, AMBAC INSURED)+/-ss.            3.53           02/15/2026              200,000
       95,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING
               AUTHORITY CLASS B (LEASE REVENUE, AMBAC INSURED)+/-ss.            3.53           02/15/2026               95,000
      110,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION
               SERIES 149 (TAX INCREMENTAL REVENUE, MBIA
               INSURED)+/-ss.                                                    3.51           08/01/2027              110,000

                                                                                                                      1,560,000
                                                                                                                 --------------

COLORADO - 1.86%
    7,175,000  DOUGLAS COUNTY CO LINCOLN POINTE LOFTS PROJECT
               (OTHER REVENUE, US BANK NA LOC)+/-ss.                             3.59           12/01/2039            7,175,000
    1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)+/-ss.                    3.70           11/01/2020            1,250,000

                                                                                                                      8,425,000
                                                                                                                 --------------

FLORIDA - 4.50%
    3,490,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT
               2723 (AIRPORT REVENUE, AMBAC INSURED)+/-ss.                       3.55           10/01/2015            3,490,000
    4,370,000  HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571
               (AIRPORT REVENUE, MBIA INSURED)+/-ss.                             3.54           06/01/2020            4,370,000
    3,100,000  MANATEE COUNTY FL HFA VILLAGE AT CORTEZ
               APARTMENTS SERIES A (HOUSING REVENUE, BANK OF
               AMERICA LOC)+/-ss.                                                3.52           01/15/2037            3,100,000
    4,230,000  ORANGE COUNTY FL HOMEOWNER MT 118 (HOUSING
               REVENUE)+/-ss.                                                    3.55           03/01/2034            4,230,000
    5,220,000  SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL
               (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-ss.                  3.55           01/01/2030            5,220,000

                                                                                                                     20,410,000
                                                                                                                 --------------

GEORGIA - 6.45%
   26,300,000  CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY
               (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss.                    3.90           01/01/2023           26,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
GEORGIA (continued)
$  2,925,000   GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX
               REVENUE)                                                          4.50%          12/29/2006       $    2,927,007

                                                                                                                     29,227,007
                                                                                                                 --------------

IDAHO - 0.57%
    2,575,000  BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT
               CORPORATION YELLOWSTONE PLASTICS PROJECT (IDR)+/-ss.              3.58           08/01/2014            2,575,000
                                                                                                                 --------------

ILLINOIS - 5.91%
    2,185,000  GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK
               ONE CHICAGO NA LOC)+/-ss.                                         3.80           04/01/2016            2,185,000
    1,500,000  GREENVILLE IL GREENVILLE COLLEGE PROJECT (OTHER
               REVENUE)+/-ss.                                                    3.70           11/01/2036            1,500,000
    3,655,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL
               INCORPORATED PROJECT (IDR)+/-ss.                                  3.80           06/01/2017            3,655,000
      950,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY
               RESIDENTIAL RENTAL (HOUSING REVENUE, FHLMC
               INSURED)+/-ss.                                                    3.55           04/01/2024              950,000
      900,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH
               MEDICAL INDUSTRY PROJECT (IDR)+/-ss.                              3.58           06/01/2011              900,000
    1,055,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B
               (IDR, JPMORGAN CHASE BANK LOC)+/-ss.                              3.80           12/01/2018            1,055,000
    9,750,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY HOMEOWNER
               MORTGAGE A3 (HOUSING REVENUE, STATE STREET BANK &
               TRUST CA LOC)+/-ss.                                               3.50           08/01/2035            9,750,000
    2,385,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR,
               BANK ONE CHICAGO NA LOC)+/-ss.                                    3.80           10/01/2021            2,385,000
    2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR,
               NORTHERN TRUST CORPORATION LOC)+/-ss.                             3.58           07/01/2029            2,600,000
    1,830,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss.                                    3.80           12/01/2009            1,830,000

                                                                                                                     26,810,000
                                                                                                                 --------------

INDIANA - 0.63%
      365,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
               REVENUE UNIVERSITY OF INDIANAPOLIS (COLLEGE &
               UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss.                   3.70           10/01/2030              365,000
    2,500,000  INDIANA STATE FINANCE AUTHORITY PSI ENERGY
               INCORPORATED PROJECT S SERIES B (OTHER REVENUE)+/-ss.             3.53           10/01/2040            2,500,000

                                                                                                                      2,865,000
                                                                                                                 --------------

IOWA - 1.56%
    1,360,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT
               (OTHER REVENUE, KBC BANK NV LOC)+/-ss.                            3.70           11/01/2036            1,360,000
    3,950,000  IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY
               FAMILY CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES
               REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                         3.70           03/01/2036            3,950,000
    1,750,000  IOWA STATE TRAN (PROPERTY TAX REVENUE)                            4.25           06/29/2007            1,757,123

                                                                                                                      7,067,123
                                                                                                                 --------------

KENTUCKY - 2.08%
    3,000,000  CARROLL COUNTY KY SOLID WASTE DISPOSAL BPB
               ACQUISITION PROJECT (IDR, BANK OF AMERICA LOC)+/-ss.              3.54           05/01/2031            3,000,000
    4,155,000  DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE,
               SOCIETE GENERALE LOC)+/-ss.                                       3.80           07/01/2020            4,155,000
    2,270,000  MADISONVILLE KY INDUSTRIAL BUILDING PERIOD
               INCORPORATED PROJECT (IDR)+/-ss.                                  3.58           05/01/2015            2,270,000

                                                                                                                      9,425,000
                                                                                                                 --------------

LOUISIANA - 3.53%
    6,500,000  CALCASIEU PARISH LA INDUSTRIAL DEVELOPMENT BOARD
               CITGO PETROLEUM CORPORATION (IDR, BANQUE
               NATIONALE PARIS LOC)+/-ss.                                        3.71           03/01/2025            6,500,000
    9,500,000  PORT OF NEW ORLEANS LA (IDR, BANQUE NATIONALE
               PARIS LOC)+/-ss.                                                  3.54           06/01/2034            9,500,000

                                                                                                                     16,000,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
MICHIGAN - 3.55%
$     600,000  MICHIGAN STATE STRATEGIC FUND GRAYLING GENERATING
               PROJECT (IDR, BARCLAYS BANK PLC LOC)+/-ss.                        3.54%          01/01/2014       $      600,000
   15,485,000  WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT
               REVENUE, MBIA INSURED)+/-ss.                                      3.55           12/01/2024           15,485,000

                                                                                                                     16,085,000
                                                                                                                 --------------

MINNESOTA - 4.17%
      755,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT
               (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK
               LOC)+/-ss.                                                        3.65           11/01/2035              755,000
    1,835,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH
               APARTMENTS PROJECT (MFHR, LASALLE NATIONAL BANK
               NA LOC)+/-ss.                                                     3.55           04/15/2035            1,835,000
    2,140,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
               COMMISSION (AIRPORT REVENUE, FGIC INSURED)+/-ss.                  3.55           01/01/2013            2,140,000
    1,200,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A
               (HOUSING REVENUE, US BANK NA LOC)+/-ss.                           3.60           10/01/2024            1,200,000
    4,360,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES B
               (HOUSING REVENUE, GO OF AUTHORITY)+/-ss.                          3.55           01/01/2033            4,360,000
    1,905,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES J
               (HOUSING REVENUE, GO OF AUTHORITY)+/-ss.                          3.55           07/01/2033            1,905,000
      325,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US
               BANK NA LOC)+/-ss.                                                3.75           05/01/2026              325,000
    1,140,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS
               PROJECT (MFHR, FNMA INSURED)+/-ss.                                3.55           09/15/2031            1,140,000
      450,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES
               I (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss.                   3.57           06/01/2015              450,000
      800,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES
               L (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss.                   3.57           03/01/2018              800,000
    2,250,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
               SERIES R (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)+/-ss.                                                 3.75           03/01/2022            2,250,000
    1,005,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3
               (RECREATIONAL FACILITIES REVENUE, BANK OF NEW
               YORK LOC)+/-ss.                                                   3.65           04/01/2036            1,005,000
      750,000  ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I
               (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)+/-ss.                                                        3.55           12/01/2025              750,000

                                                                                                                     18,915,000
                                                                                                                 --------------

MISSISSIPPI - 0.41%
      875,000  MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH
               ALUMINUM & GLASS PROJECT (IDR, COMERCIA BANK CA
               LOC)+/-ss.                                                        3.68           01/01/2014              875,000
    1,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION REGIONAL
               ASSEMBLY & MANUFACTURING PROJECT (IDR, JPMORGAN
               CHASE BANK LOC)+/-ss.                                             3.54           12/01/2018            1,000,000

                                                                                                                      1,875,000
                                                                                                                 --------------

MISSOURI - 1.41%
    3,300,000  HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT
               (IDR, BANK ONE CHICAGO NA LOC)+/-ss.                              3.80           03/01/2010            3,300,000
    2,575,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY BAPTIST COLLEGE (COLLEGE & UNIVERSITY
               REVENUE, US BANK NA LOC)+/-ss.                                    3.70           11/15/2022            2,575,000
      340,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY SOUTHWEST BAPTIST UNIVERSITY PROJECT
               (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA
               LOC)+/-ss.                                                        3.70           10/01/2033              340,000
      170,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITY
               AUTHORITY ROCKHURST UNIVERSITY (COLLEGE &
               UNIVERSITY REVENUE, BANK OF AMERICA LOC)+/-ss.                    3.65           11/01/2032              170,000

                                                                                                                      6,385,000
                                                                                                                 --------------

NEBRASKA - 0.21%
      950,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH
               FACILITIES REVENUE IMMANUEL HEALTH SYSTEM SERIES
               A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
               LOC)+/-ss.                                                        3.65           07/01/2030              950,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
NEVADA - 1.76%
$   8,000,000  CLARK COUNTY NV PASSENGER FACILITIES CHARGE
               MCCARRAN INTERNATIONAL AIRPORT SERIES A2 (HARBOR
               DEPARTMENT REVENUE, MBIA INSURED)+/-ss.                           3.53%          07/01/2022       $    8,000,000
                                                                                                                 --------------

NEW MEXICO - 1.11%
    5,000,000  NEW MEXICO STATE TRAN (OTHER REVENUE)                             4.50           06/29/2007            5,020,501
                                                                                                                 --------------

NEW YORK - 0.08%
      365,000  NEW YORK NY SERIES F6 (PROPERTY TAX REVENUE,
               MORGAN GUARANTY TRUST LOC)+/-ss.                                  3.45           02/15/2018              365,000
                                                                                                                 --------------

NORTH CAROLINA - 1.60%
    1,755,000  CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & PCFA
               BLACHFORD RUBBER PROJECT (IDR, BANK ONE CHICAGO
               NA LOC)+/-ss.                                                     3.58           07/01/2023            1,755,000
    5,500,000  HALIFAX COUNTY NC INDUSTRIAL FACILITIES & PCFA
               WESTMORELAND (IDR, DEXIA CREDIT LOCAL DE FRANCE
               LOC)+/-ss.                                                        3.71           12/01/2019            5,500,000

                                                                                                                      7,255,000
                                                                                                                 --------------

NORTH DAKOTA - 2.90%
    3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM
               SERIES A (HOUSING REVENUE, LLOYDS BANK LOC)+/-ss.                 3.54           07/01/2037            3,000,000
    3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM
               SERIES B (HOUSING REVENUE)+/-ss.                                  3.54           01/01/2035            3,500,000
    6,630,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM
               SERIES B (HOUSING REVENUE, KBC BANK NV LOC)+/-ss.                 3.54           01/01/2034            6,630,000

                                                                                                                     13,130,000
                                                                                                                 --------------

OHIO - 0.30%
    1,340,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS
               PROJECT (IDR, BANK ONE CHICAGO NA LOC)+/-ss.                      3.80           10/01/2021            1,340,000
                                                                                                                 --------------

OTHER - 12.31%
       15,000  CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES
               SERIES 2002 (OTHER REVENUE, STATE STREET BANK &
               TRUST COMPANY LOC)+/-ss.++                                        3.83           02/01/2030               15,000
   11,980,000  CLIPPER TAX EXEMPT COP PUTTABLE (OTHER REVENUE)+/- ss.            3.68           08/01/2007           11,980,000
   12,480,000  ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A
               (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss.                       3.63           09/01/2041           12,480,000
   31,300,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES
               CLASS A SERIES 2 (OTHER REVENUE, FHLMC INSURED)+/-ss.             3.63           07/01/2041           31,300,000

                                                                                                                     55,775,000
                                                                                                                 --------------

PENNSYLVANIA - 1.68%
    3,910,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
               AUTHORITY EXEMPT FACILITIES PROJECT SERIES B
               (LEASE REVENUE, MORGAN GUARANTY TRUST LOC)+/-ss.                  3.61           11/01/2041            3,910,000
    3,700,000  PENNSYLVANIA HIGHER EDUCATIONAL ASSISTANCE AGENCY
               SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC
               INSURED)+/-ss.                                                    3.52           06/01/2029            3,700,000

                                                                                                                      7,610,000
                                                                                                                 --------------

SOUTH CAROLINA - 5.09%
      680,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL &
               WASTEWATER TREATMENT ROCHE CAROLINA INCORPORATED
               PROJECT (IDR, DEUTSCHE BANK AG LOC)+/-ss.                         3.71           04/01/2026              680,000
    4,770,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL &
               WASTEWATER TREATMENT ROCHE CAROLINA INCORPORATED
               PROJECT (IDR, DEUTSCHE BANK AG LOC)+/-ss.                         3.71           04/01/2027            4,770,000
    3,600,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL &
               WASTEWATER TREATMENT ROCHE CAROLINA INCORPORATED
               PROJECT (IDR, DEUTSCHE BANK AG LOC)+/-ss.                         3.71           04/01/2028            3,600,000
    5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
               AUTHORITY SOUTH ATLANTIC CANNERS PROJECT (IDR,
               WACHOVIA BANK LOC)+/-ss.                                          3.53           12/01/2021            5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
SOUTH CAROLINA (continued)
$   5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
               AUTHORITY WASTE MANAGEMENT (IDR, WACHOVIA BANK
               LOC)+/-ss.                                                        3.62%          07/01/2024       $    5,000,000
    4,000,000  SOUTH CAROLINA STATE HOUSING FINANCE &
               DEVELOPMENT AUTHORITY ROCKY CREEK (MFHR, WACHOVIA
               BANK LOC)+/-ss.                                                   3.53           01/01/2048            4,000,000

                                                                                                                     23,050,000
                                                                                                                 --------------

TENNESSEE - 5.52%
    1,645,000  COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED
               MCKEY PERFORATED PRODUCTS PROJECT (IDR)+/-ss.                     3.58           06/01/2016            1,645,000
    8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
               MANUFACTURING COMPANY PROJECT (IDR)+/-ss.                         3.67           05/01/2020            8,000,000
    7,450,000  SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN
               INDUSTRIAL (HOUSING REVENUE, FIRST SECURITY BANK
               LOC)+/-ss.                                                        3.55           01/01/2030            7,450,000
    2,925,000  SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH
               EDUCATIONAL FINANCE (HOUSING REVENUE, FIRST
               SECURITY BANK LOC)+/-ss.                                          3.55           01/01/2030            2,925,000
    5,000,000  SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING
               FACILITIES COURTYARDS APARTMENTS SERIES I PROJECT
               A (HOUSING REVENUE, NATIONSBANK NA LOC)+/-ss.                     3.55           07/01/2022            5,000,000

                                                                                                                     25,020,000
                                                                                                                 --------------

TEXAS - 9.17%
    7,500,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69
               (PROPERTY TAX REVENUE, MBIA INSURED)+/-ss.                        3.57           10/01/2014            7,500,000
    4,050,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT MEREY
               SWEENY LP PROJECT SERIES A (IDR, BANK OF AMERICA
               NA LOC)+/-ss.                                                     3.71           04/01/2021            4,050,000
      750,000  CALHOUN COUNTY TX NAVY IDA+/-ss.                                  3.70           01/01/2024              750,000
   12,400,000  CALHOUN COUNTY TX NAVY IDA PORT FORMOSA PLASTICS
               CORPORATION PROJECT (IDR, BANK OF AMERICA LOC)+/-ss.              3.54           11/01/2015           12,400,000
    3,990,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES
               778 Z (AIRPORT REVENUE, MBIA INSURED)+/-ss.                       3.55           11/01/2011            3,990,000
    1,575,000  GULF COAST TX IDA ENVIRONMENTAL FACILITIES
               REVENUE CITGO PETROLEUM CORPORATION PROJECT (IDR
               LOC)+/-ss.                                                        3.71           02/01/2032            1,575,000
    1,635,000  GULF COAST TX INDUSTRIAL DEVELOPMENT AUTHORITY
               (UTILITIES REVENUE LOC)+/-ss.                                     3.70           04/01/2038            1,635,000
    2,060,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT
               CORPORATION PRECISION GENERAL INCORPORATED
               PROJECT (IDR, MORGAN GUARANTY TRUST LOC)+/-ss.                    3.58           10/01/2016            2,060,000
    2,100,000  MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT
               (IDR, US BANK NA LOC)+/-ss.                                       3.70           09/01/2015            2,100,000
    2,500,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY
               INCORPORATED STUDENT LOAN SERIES A (COLLEGE &
               UNIVERSITY REVENUE, AMBAC INSURED)+/-ss.                          3.50           04/01/2036            2,500,000
    3,000,000  TEXAS STATE SERIES A2 (OTHER REVENUE)+/-ss.                       3.53           12/01/2029            3,000,000

                                                                                                                     41,560,000
                                                                                                                 --------------

UTAH - 1.65%
    7,500,000  UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS
               SERIES A (HOUSING REVENUE)+/-ss.                                  3.83           07/01/2038            7,500,000
                                                                                                                 --------------

WASHINGTON - 8.05%
    5,000,000  PORT OF SEATTLE WA (OTHER REVENUE)+/-ss.                          3.50           09/01/2035            5,000,000
    4,700,000  PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT
               CORPORATION CROWLEY MARINE SERVICES PROJECT BP
               WEST COAST PRODUCTS LLC PROJECT (AIRPORT REVENUE,
               CITIBANK NA LOC)+/-ss.                                            3.54           12/31/2021            4,700,000
    7,275,000  SCA TAX-EXEMPT TRUST PT-2519 WASHINGTON STATE
               HOUSING FINANCE (HOUSING REVENUE, FIRST SECURITY
               BANK LOC)+/-ss.                                                   3.55           01/01/2030            7,275,000
    4,405,000  WASHINGTON STATE HOUSING FINANCE COMMISSION
               HEATHERWOOD APARTMENTS PROJECT SERIES A (MFHR, US
               BANK TRUST NA LOC)+/-ss.                                          3.75           01/01/2035            4,405,000
    9,640,000  WASHINGTON STATE HOUSING FINANCE COMMISSION
               MERRILL GARDENS TACOMA SERIES A (OTHER REVENUE,
               BANK OF AMERICA LOC)+/-ss.                                        3.59           09/15/2040            9,640,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
WASHINGTON (continued)
$   1,500,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MILL
               POINTE APARTMENTS PROJECT SERIES A (MFHR, US BANK
               TRUST NA LOC)+/-ss.                                               3.75%          01/01/2030       $    1,500,000
    3,950,000  WASHINGTON STATE HOUSING FINANCE COMMISSION PARK
               VISTA RETIREMENT PROJECT A (MFHR, BANK OF AMERICA
               LOC)+/-ss.                                                        3.78           03/01/2041            3,950,000

                                                                                                                     36,470,000
                                                                                                                 --------------

WEST VIRGINIA - 3.64%
   16,500,000  MARION COUNTY WV COMMISSION SOLID WASTE DISPOSAL
               FACILITIES GRANT TOWN PROJECT A (OTHER REVENUE,
               DEUTSCHE BANK AG LOC)+/-ss.                                       3.54           10/01/2017           16,500,000
                                                                                                                 --------------

WISCONSIN - 2.37%
    1,685,000  ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY
               (IDR)+/-ss.                                                       3.58           05/01/2020            1,685,000
    1,105,000  MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT
               (IDR)+/-ss.                                                       3.58           05/01/2020            1,105,000
    3,500,000  MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON
               PRODUCTS SERIES A (IDR)+/-ss.                                     3.58           11/01/2028            3,500,000
    3,095,000  NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT
               (IDR)+/-ss.                                                       3.58           07/01/2021            3,095,000
    1,370,000  OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US
               BANK NA LOC)+/-ss.                                                3.60           06/01/2021            1,370,000

                                                                                                                     10,755,000
                                                                                                                 --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $437,659,631)                                                                   437,659,631
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $453,604,631)*                                         100.08%                                             $  453,604,631

OTHER ASSETS AND LIABILITIES, NET                             (0.08)                                                   (353,548)
                                                         ----------                                              --------------

TOTAL NET ASSETS                                             100.00%                                             $  453,251,083
                                                         ----------                                              --------------

+/-   Variable rate investments.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE LIQUIDITY                     PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                INTEREST RATE     MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 0.84%
$   8,000,000  ARKLE MASTER ISSUER PLC+/-++                                      5.31%          11/19/2007       $    8,000,000
   13,000,000  FORD CREDIT AUTO OWNER TRUST++                                    5.36           12/15/2007           13,000,000
    6,000,000  USAA AUTO OWNER TRUST                                             5.34           12/13/2007            6,000,000

TOTAL ASSET BACKED SECURITIES (COST $27,000,000)                                                                     27,000,000
                                                                                                                 --------------

CERTIFICATES OF DEPOSIT - 0.78%
    7,000,000  CALYON NEW YORK SERIES YCD+/-                                     5.33           09/13/2007            6,998,499
    8,000,000  CALYON NEW YORK SERIES YCD1+/-                                    5.36           06/20/2007            8,000,224
   10,000,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                       5.29           06/28/2007            9,997,660

TOTAL CERTIFICATES OF DEPOSIT (COST $24,996,383)                                                                     24,996,383
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.23%
    7,355,551  PARAGON MORTGAGES PLC+/-++ss.                                     5.30           11/15/2038            7,355,551

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,355,551)                                                           7,355,551
                                                                                                                 --------------

COMMERCIAL PAPER - 47.36%
   10,000,000  AMSTERDAM FUNDING CORPORATION++^                                  5.19           05/15/2007            9,762,125
    4,708,000  AQUINAS FUNDING LLC++^                                            5.19           04/04/2007            4,623,837
   28,000,000  ASPEN FUNDING CORPORATION++^                                      5.27           01/19/2007           27,799,154
   17,000,000  ATLANTIS ONE FUNDING++^                                           5.26           12/18/2006           16,957,774
   20,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.28           12/06/2006           19,985,333
   20,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.28           12/13/2006           19,964,800
    8,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.24           03/14/2007            7,880,062
    5,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.21           04/09/2007            4,906,654
   20,900,000  ATOMIUM FUNDING LLC++^                                            5.28           12/06/2006           20,884,673
   10,000,000  ATOMIUM FUNDING LLC++^                                            5.28           12/08/2006            9,989,733
   15,000,000  ATOMIUM FUNDING LLC++^                                            5.26           01/12/2007           14,907,950
   18,000,000  BANK OF AMERICA NA+/-                                             5.32           04/11/2007           18,000,000
   35,400,000  BASF AG++^                                                        5.26           01/29/2007           35,094,832
   15,000,000  BASF AG++^                                                        5.23           03/13/2007           14,777,725
   15,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                            5.30           01/23/2007           15,000,000
   26,751,000  BRYANT PARK FUNDING LLC++^                                        5.27           01/24/2007           26,539,533
   10,000,000  BUCKINGHAM CDO II LLC++^                                          5.28           01/22/2007            9,923,733
   20,100,000  BUCKINGHAM CDO II LLC++^                                          5.30           01/23/2007           19,943,164
    6,000,000  BUCKINGHAM CDO LLC++^                                             5.29           12/12/2006            5,990,302
   20,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           12/05/2006           19,988,289
   20,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.25           01/23/2007           19,845,417
   15,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           01/25/2007           14,879,229
   15,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           02/14/2007           14,835,313
   14,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.30           01/10/2007           13,917,556
   13,179,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.28           01/30/2007           13,063,025
    6,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.23           02/07/2007            5,940,727
   10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.27           03/08/2007            9,858,003
   10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.22           03/15/2007            9,849,200
   40,000,000  CHARTA LLC++^                                                     5.26           12/06/2006           39,970,778
   37,000,000  CHARTA LLC++^                                                     5.27           01/23/2007           36,712,931
   10,000,000  CHEYNE FINANCE LLC++^                                             5.27           01/17/2007            9,931,197
    4,000,000  CHEYNE FINANCE LLC++^                                             5.26           01/18/2007            3,971,947
    5,000,000  CHEYNE FINANCE LLC++^                                             5.23           02/08/2007            4,949,879
    9,000,000  CHEYNE FINANCE LLC++^                                             5.26           02/12/2007            8,904,005
   12,000,000  CHEYNE FINANCE LLC++^                                             5.26           02/15/2007           11,866,747
    9,000,000  CHEYNE FINANCE LLC++^                                             5.27           02/22/2007            8,890,648
    2,000,000  CHEYNE FINANCE LLC++^                                             5.22           04/10/2007            1,962,300
    4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                              5.24           02/16/2007            3,955,169
   25,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                              5.31           12/17/2007           25,000,000
   35,000,000  CRC FUNDING LLC++^                                                5.25           12/06/2006           34,974,479
   15,000,000  CROWN POINT CAPITAL COMPANY++^                                    5.25           01/12/2007           14,908,125
   20,000,000  CROWN POINT CAPITAL COMPANY++^                                    5.21           03/14/2007           19,701,872

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                     PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                INTEREST RATE     MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$   7,000,000  CULLINAN FINANCE CORPORATION++^                                   5.21%          04/25/2007       $    6,853,248
   35,000,000  DANSKE CORPORATION++^                                             5.17           04/10/2007           34,346,569
   18,000,000  DEER VALLEY FUNDING LLC++^                                        5.28           01/12/2007           17,889,120
   32,000,000  DEER VALLEY FUNDING LLC++^                                        5.28           01/30/2007           31,718,400
   29,500,000  DEER VALLEY FUNDING LLC++^                                        5.28           02/05/2007           29,214,440
   14,500,000  DEER VALLEY FUNDING LLC++^                                        5.27           02/13/2007           14,342,925
   14,000,000  EUREKA SECURITIZATION INCORPORATED++^                             5.27           01/17/2007           13,903,676
    7,500,000  FALCON ASSET SECURITIZATION COMPANY LLC++^                        5.27           12/06/2006            7,494,510
    3,000,000  FCAR OWNER TRUST II^                                              5.20           03/23/2007            2,951,467
    3,500,000  FCAR OWNER TRUST II^                                              5.24           03/23/2007            3,442,942
   31,000,000  FOUNTAIN SQUARE COMMUNITY FUNDING CORPORATION++^                  5.27           01/26/2007           30,745,869
   15,000,000  FOX TROT CDO LIMITED++^                                           5.28           01/08/2007           14,916,479
    3,200,000  FOX TROT CDO LIMITED++^                                           5.28           01/16/2007            3,178,431
    6,000,000  FOX TROT CDO LIMITED++^                                           5.27           02/09/2007            5,938,517
    5,000,000  FOX TROT CDO LIMITED++^                                           5.27           02/28/2007            4,934,857
    5,000,000  GEMINI SECURITIZATION LLC++^                                      5.26           01/19/2007            4,964,203
   26,741,000  GEORGE STREET FINANCE LLC++^                                      5.27           12/28/2006           26,635,306
   13,000,000  GEORGE STREET FINANCE LLC++^                                      5.27           01/12/2007           12,920,072
   12,000,000  GERMAN RESIDENTIAL FUNDING++^                                     5.28           01/23/2007           11,906,720
   35,000,000  GERMAN RESIDENTIAL FUNDING+/-                                     5.35           11/23/2007           35,000,000
   21,000,000  HARRIER FINANCE FUNDING US LLC++^                                 5.24           02/05/2007           20,798,260
   20,000,000  K2 (USA) LLC++^                                                   5.26           02/08/2007           19,798,367
   15,500,000  KESTREL FUNDING US LLC++^                                         5.26           01/26/2007           15,373,176
   40,000,000  KESTREL FUNDING US LLC++^                                         5.27           02/14/2007           39,560,833
    4,000,000  LEGACY CAPITAL LLC++^                                             5.23           03/06/2007            3,944,847
    6,297,000  LEXINGTON PARKER CAPITAL CORPORATION++^                           5.24           02/12/2007            6,230,091
   18,000,000  LEXINGTON PARKER CAPITAL CORPORATION+/-                           5.34           03/01/2007           17,999,178
    6,000,000  LIQUID FUNDING LIMITED++^                                         5.28           12/11/2006            5,991,200
   18,000,000  LIQUID FUNDING LIMITED+/-++                                       5.32           12/27/2006           18,000,000
   30,000,000  NATIONWIDE BUILDING SOCIETY++^                                    5.20           04/11/2007           29,432,333
   10,000,000  NEWPORT FUNDING CORPORATION++^                                    5.28           12/18/2006            9,975,067
   15,000,000  NEWPORT FUNDING CORPORATION++^                                    5.27           01/19/2007           14,892,404
   15,000,000  NEWPORT FUNDING CORPORATION++^                                    5.26           01/23/2007           14,883,842
    9,000,000  NORTH SEA FUNDING LLC++^                                          5.27           01/16/2007            8,939,395
    7,500,000  NORTH SEA FUNDING LLC++^                                          5.21           04/05/2007            7,364,323
   15,000,000  NORTHERN ROCK PLC++^                                              5.25           01/10/2007           14,912,500
   11,300,000  PERRY GLOBAL FUNDING LLC++^                                       5.27           12/01/2006           11,300,000
   18,000,000  PERRY GLOBAL FUNDING LLC++^                                       5.20           03/13/2007           17,734,800
   10,000,000  SIMBA FUNDING CORPORATION++^                                      5.29           12/18/2006            9,975,019
   15,000,000  SIMBA FUNDING CORPORATION++^                                      5.26           01/23/2007           14,883,842
    8,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/17/2007            7,945,062
    7,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/24/2007            6,944,770
    4,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/25/2007            3,967,856
    2,150,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/26/2007            2,132,408
    6,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.25           01/29/2007            5,948,375
    6,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                               5.20           04/13/2007            5,884,733
   25,000,000  TANGO FINANCE CORPORATION++^                                      5.22           01/30/2007           24,782,500
   30,000,000  TASMAN FUNDING INCORPORATED++^                                    5.28           12/04/2006           29,986,800
   50,000,000  TASMAN FUNDING INCORPORATED++^                                    5.28           12/07/2006           49,956,000
   20,000,000  VERSAILLES CDS LLC++^                                             5.28           12/20/2006           19,944,267
    5,000,000  VERSAILLES CDS LLC++^                                             5.27           02/13/2007            4,945,836
   14,000,000  WHISTLEJACKET CAPITAL LIMITED++^                                  5.27           01/18/2007           13,901,627
   11,265,000  WHISTLEJACKET CAPITAL LIMITED++^                                  5.27           01/25/2007           11,174,301
    3,663,000  WHITE PINE FINANCE LLC++^                                         5.27           01/26/2007            3,632,972
   13,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           01/23/2007           12,899,138
   10,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           02/13/2007            9,891,672
   31,500,000  ZELA FINANCE INCORPORATED++^                                      5.26           02/20/2007           31,127,197
    4,100,000  ZELA FINANCE INCORPORATED++^                                      5.27           02/20/2007            4,051,384

TOTAL COMMERCIAL PAPER (COST $1,515,212,346)                                                                      1,515,212,346
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                     PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                INTEREST RATE     MATURITY DATE          VALUE
CORPORATE BONDS & NOTES - 0.67%
  $20,500,000  AMERICAN EXPRESS CENTURION SERIES BKNT+/-                         5.29%          05/22/2007       $   20,500,000
    1,000,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-ss.                    5.32           03/01/2023            1,000,000

TOTAL CORPORATE BONDS & NOTES (COST $21,500,000)                                                                     21,500,000
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 0.67%
   12,240,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO -
               STATES, TERRITORIES LOC)+/-ss.                                    5.33           11/01/2028           12,240,000
    9,300,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY
               INCORPORATED SERIES D (HIGHER EDUCATION
               FACILITIES AUTHORITY REVENUE, BANK OF AMERICA NA
               LOC)+/-ss.                                                        5.35           06/01/2045            9,299,907

TOTAL MUNICIPAL BONDS & NOTES (COST $21,539,907)                                                                     21,539,907
                                                                                                                 --------------

EXTENDABLE BONDS - 13.20%
   10,000,000  3M COMPANY++                                                      5.65           12/12/2006           10,002,504
   10,000,000  AMERICAN GENERAL FINANCE+/-++                                     5.35           12/14/2007           10,000,053
   20,500,000  BANK OF IRELAND+/-++                                              5.32           11/20/2007           20,500,000
   14,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                            5.31           12/14/2007           14,000,000
   25,000,000  BNP PARIBAS SA+/-                                                 5.29           12/16/2007           25,000,000
   29,000,000  DNB NORSKE BANK ASA+/-++                                          5.31           12/24/2007           29,000,000
   19,500,000  FLORIDA HURRICANE CATASTROPHE+/-                                  5.33           12/14/2007           19,500,000
   57,400,000  GENERAL ELECTRIC CAPITAL CORPORATION                              5.45           07/09/2007           57,434,599
   40,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                        5.29           12/07/2007           40,000,000
   23,000,000  INTESA BANK (IRELAND) PLC+/-++                                    5.32           12/24/2007           23,000,000
   14,000,000  IRISH LIFE & PERMANENT PLC+/-++                                   5.32           12/21/2007           14,000,000
   17,000,000  ISLANDS BANK+/-++                                                 5.39           04/22/2007           17,000,000
   11,000,000  KAUPTHING BANK SERIES MTN+/-++                                    5.38           03/20/2007           11,000,000
   12,000,000  MERCK & COMPANY INCORPORATED PUTTABLE+/-++ss.                     4.52           02/22/2007           11,985,947
   29,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                           5.30           12/24/2007           29,000,000
   15,000,000  MORGAN STANLEY+/-                                                 5.39           12/03/2007           15,000,000
   10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                  5.35           10/05/2007           10,000,000
    8,000,000  NORDEA BANK AB+/-++                                               5.30           12/07/2007            8,000,000
   21,000,000  NORDEA BANK AB+/-++                                               5.33           12/11/2007           21,000,000
   19,000,000  NORTHERN ROCK PLC+/-++                                            5.46           10/09/2007           19,000,328
   15,000,000  NORTHERN ROCK PLC+/-++                                            5.36           11/02/2007           15,000,000
    3,000,000  PREMIUM ASSET TRUST+/-++                                          5.36           11/15/2007            3,000,000

TOTAL EXTENDABLE BONDS (COST $422,423,431)                                                                          422,423,431
                                                                                                                 --------------

MEDIUM TERM NOTES - 11.45%
   12,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                5.39           11/14/2007           12,005,591
    6,000,000  AMERICAN HONDA FINANCE+/-++                                       5.34           05/11/2007            5,999,735
   11,000,000  ASIF GLOBAL FINANCING+/-++                                        5.41           05/03/2007           11,002,853
   20,000,000  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                 5.30           12/11/2006           19,999,946
   36,800,000  BANK OF AMERICA SECURITIES+/-ss.(e)                               5.38                                36,800,000
   25,700,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(e)                      5.43                                25,700,000
    7,000,000  CHEYNE FINANCE LLC+/-++                                           5.34           05/21/2007            6,999,435
    7,000,000  CHEYNE FINANCE LLC+/-++                                           5.33           05/24/2007            6,999,343
    8,000,000  CHEYNE FINANCE LLC+/-++                                           5.34           07/16/2007            7,998,778
   13,000,000  CULLINAN FINANCE CORPORATION+/-++                                 5.34           05/21/2007           12,999,394
   35,000,000  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                      5.28           12/20/2006           34,999,618
   17,000,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                       5.77           09/08/2007           17,050,539
   30,000,000  HARRIER FINANCE FUNDING LLC+/-++                                  5.33           05/15/2007           29,997,902
   10,000,000  JACKSON NATIONAL LIFE FUNDING+/-++                                5.44           04/20/2007           10,003,386
    7,000,000  KESTREL FUNDING US LLC+/-++                                       5.36           09/21/2007            6,998,895
    8,250,000  LEHMAN BROTHERS HOLDINGS+/-                                       5.39           07/19/2007            8,254,881
    4,000,000  LIBERTY LIGHT US CAPITAL+/-++                                     5.54           03/15/2007            4,001,785
    9,000,000  LIBERTY LIGHT US CAPITAL+/-++                                     5.33           07/10/2007            8,998,930
   18,000,000  NORTHERN ROCK PLC+/-++                                            5.50           10/19/2007           18,022,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                     PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                   INTEREST RATE   MATURITY DATE            VALUE
MEDIUM TERM NOTES (CONTINUED)
$  24,000,000  SEDNA FINANCE INCORPORATED+/-++                                      5.33%        04/11/2007       $    24,001,039
   10,000,000  SEDNA FINANCE INCORPORATED+/-++                                      5.33         05/30/2007             9,999,484
    7,000,000  SEDNA FINANCE INCORPORATED+/-++                                      5.35         06/18/2007             6,999,595
   12,000,000  SEDNA FINANCE INCORPORATED+/-++                                      5.33         10/12/2007            11,998,472
   13,000,000  TANGO FINANCE CORPORATION+/-++                                       5.33         05/24/2007            12,999,380
    7,400,000  VETRA FINANCE INCORPORATED+/-++                                      5.32         12/06/2007             7,399,260
    8,000,000  ZELA FINANCE INCORPORATED+/-++                                       5.32         12/07/2007             7,999,200

TOTAL MEDIUM TERM NOTES (COST $366,230,037)                                                                           366,230,037
                                                                                                                  ---------------

PROMISSORY NOTES - 2.96%
   79,600,000  CITIGROUP GLOBAL+/-ss.(e)                                            5.38                               79,600,000
   15,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                                5.43         01/26/2007            15,000,000

TOTAL PROMISSORY NOTES (COST $94,600,000)                                                                              94,600,000
                                                                                                                  ---------------

TIME DEPOSITS - 2.53%
   44,000,000  SOCIETE GENERALE (CANADA)                                            5.28         12/05/2006            44,000,000
   37,000,000  SOCIETE GENERALE (CAYMAN)                                            5.27         12/07/2006            37,000,000

TOTAL TIME DEPOSITS (COST $81,000,000)                                                                                 81,000,000
                                                                                                                  ---------------

REPURCHASE AGREEMENTS - 20.06%
   74,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $74,010,936)                              5.32         12/01/2006            74,000,000
   74,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $74,064,997)                              5.27         12/06/2006            74,000,000
   70,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $70,010,228)                              5.26         12/01/2006            70,000,000
   72,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $72,010,660)                              5.33         12/01/2006            72,000,000
   68,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $68,010,068)                              5.33         12/01/2006            68,000,000
   64,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $64,009,476)                                         5.33         12/01/2006            64,000,000
   76,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $76,044,418)                                         5.26         12/04/2006            76,000,000
   37,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $37,037,915)                                         5.27         12/07/2006            37,000,000
   48,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $48,007,107)                                         5.33         12/01/2006            48,000,000
   48,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $48,007,133)                                         5.35         12/01/2006            48,000,000
   10,686,670  UBS SECURITIES LLC - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $10,688,249)                   5.32         12/01/2006            10,686,670

TOTAL REPURCHASE AGREEMENTS (COST $641,686,670)                                                                       641,686,670
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,223,544,325)*                                               100.75%                                      $ 3,223,544,325

OTHER ASSETS AND LIABILITIES, NET                                     (0.75)                                          (24,075,694)
                                                                 ----------                                       ---------------
TOTAL COMMERCIAL PAPER (COST $1,515,212,346)
TOTAL NET ASSETS                                                     100.00%                                      $ 3,199,468,631
                                                                 ----------                                       ---------------

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                     PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND


* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                              INTEREST RATE     MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 0.97%
     $3,000,000  ARKLE MASTER ISSUER PLC+/-++                                    5.31%          11/19/2007       $    3,000,000
      5,000,000  FORD CREDIT AUTO OWNER TRUST++                                  5.36           12/15/2007            5,000,000
      2,000,000  USAA AUTO OWNER TRUST                                           5.34           12/13/2007            2,000,000

TOTAL ASSET BACKED SECURITIES (COST $10,000,000)                                                                     10,000,000
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.19%
      1,961,480  PARAGON MORTGAGES PLC+/-++ss.                                   5.30           11/15/2038            1,961,480

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,961,480)                                                           1,961,480
                                                                                                                 --------------

COMMERCIAL PAPER - 40.21%
     15,000,000  ALLIANCE & LEICESTER PLC++^                                     5.24           03/12/2007           14,779,693
     14,000,000  AMSTERDAM FUNDING CORPORATION++^                                5.19           05/15/2007           13,666,975
     23,415,000  ASPEN FUNDING CORPORATION++^                                    5.27           12/27/2006           23,325,880
      8,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                            5.28           12/13/2006            7,985,920
     13,500,000  ATLAS CAPITAL FUNDING CORPORATION++^                            5.24           03/14/2007           13,297,605
      5,000,000  ATOMIUM FUNDING LLC++^                                          5.27           02/14/2007            4,945,104
      5,537,000  BUCKINGHAM CDO II LLC++^                                        5.28           01/22/2007            5,494,771
      5,532,000  BUCKINGHAM CDO II LLC++^                                        5.30           01/23/2007            5,488,835
     12,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                               5.27           02/14/2007           11,868,250
     10,085,000  CEDAR SPRINGS CAPITAL COMPANY++^                                5.30           01/10/2007           10,025,611
     15,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                5.23           03/16/2007           14,771,187
     12,000,000  CHARTA LLC++^                                                   5.27           01/23/2007           11,906,897
     10,000,000  CHEYNE FINANCE LLC++^                                           5.26           02/15/2007            9,888,956
     11,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                            5.31           12/17/2007           11,000,000
      2,750,000  CULLINAN FINANCE CORPORATION++^                                 5.21           04/25/2007            2,692,347
      7,389,000  DEER VALLEY FUNDING LLC++^                                      5.28           01/12/2007            7,343,484
      7,818,000  DEER VALLEY FUNDING LLC++^                                      5.28           01/30/2007            7,749,202
      8,932,000  DEER VALLEY FUNDING LLC++^                                      5.27           02/07/2007            8,843,087
      5,000,000  DEER VALLEY FUNDING LLC++^                                      5.27           02/13/2007            4,945,836
     15,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^               5.24           03/20/2007           14,762,017
      5,000,000  FOX TROT CDO LIMITED++^                                         5.27           02/28/2007            4,934,857
     15,000,000  GERMAN RESIDENTIAL FUNDING++^                                   5.28           02/22/2007           14,817,400
     15,000,000  GOVCO INCORPORATED++^                                           5.18           05/15/2007           14,643,875
     10,000,000  IOWA STUDENT LOAN LIQUID COMPANY^                               5.28           12/20/2006            9,972,133
     15,000,000  IRISH LIFE & PERMANENT PLC++^                                   5.27           12/22/2006           14,953,888
      5,000,000  LEXINGTON PARKER CAPITAL CORPORATION+/-                         5.34           03/01/2007            4,999,772
     10,000,000  LIQUID FUNDING LIMITED++^                                       5.28           12/13/2006            9,982,400
      6,000,000  LIQUID FUNDING LIMITED+/-++                                     5.32           12/27/2006            6,000,000
      8,600,000  NATIONWIDE BUILDING SOCIETY++^                                  5.24           03/09/2007            8,477,326
     10,000,000  NEWPORT FUNDING CORPORATION++^                                  5.27           01/19/2007            9,928,269
     13,381,000  NIEUW AMSTERDAM RECEIVABLES++^                                  5.28           12/19/2006           13,345,674
     15,000,000  STANFIELD VICTORIA FUNDING++^                                   5.20           05/09/2007           14,655,500
     15,000,000  TIERRA ALTA FUNDING++^                                          5.29           12/05/2006           14,991,183
      5,000,000  VERSAILLES CDS LLC++^                                           5.28           12/20/2006            4,986,067
     15,000,000  VERSAILLES CDS LLC++^                                           5.27           02/01/2007           14,863,858
     10,000,000  VETRA FINANCE INCORPORATED++^                                   5.27           02/16/2007            9,887,281
     15,000,000  WHISTLEJACKET CAPITAL LIMITED++^                                5.27           01/25/2007           14,879,229
     10,000,000  ZELA FINANCE INCORPORATED++^                                    5.27           02/13/2007            9,891,672
     12,000,000  ZELA FINANCE INCORPORATED++^                                    5.27           02/20/2007           11,857,710

TOTAL COMMERCIAL PAPER (COST $412,849,751)                                                                          412,849,751
                                                                                                                 --------------

EXTENDABLE BONDS - 18.55%
      5,000,000  3M COMPANY++                                                    5.65           12/12/2006            5,001,252
     15,000,000  AMERICAN GENERAL FINANCE+/-++                                   5.35           12/14/2007           15,000,000
     15,000,000  BANK OF IRELAND+/-++                                            5.32           12/20/2007           15,000,000
      5,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                          5.31           12/14/2007            5,000,000
      5,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                5.33           12/14/2007            5,000,000
      5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                         5.45           07/09/2007            5,000,000
     15,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                    5.43           12/07/2007           15,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                              INTEREST RATE     MATURITY DATE          VALUE
EXTENDABLE BONDS (CONTINUED)
     $4,000,000  INTESA BANK (IRELAND) PLC+/-++                                  5.32%          12/24/2007       $    4,000,000
     15,000,000  IRISH LIFE & PERMANENT PLC+/-++                                 5.32           12/21/2007           15,000,000
     15,000,000  ISLANDS BANK+/-++                                               5.39           04/22/2007           15,000,000
      3,000,000  KAUPTHING BANK HF SERIES MTN+/-++                               5.38           03/20/2007            3,000,000
      7,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                         5.30           12/24/2007            7,000,000
     15,000,000  MORGAN STANLEY+/-                                               5.39           12/03/2007           15,000,000
     15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                5.35           10/05/2007           15,000,000
     15,000,000  NORDEA BANK AB+/-++                                             5.33           12/11/2007           15,000,000
     15,000,000  NORTHERN ROCK PLC+/-++                                          5.46           10/09/2007           15,000,000
     15,000,000  NORTHERN ROCK PLC+/-++                                          5.36           11/02/2007           15,000,000
      6,500,000  PREMIUM ASSET TRUST+/-++                                        5.36           11/15/2007            6,500,000

TOTAL EXTENDABLE BONDS (COST $190,501,252)                                                                          190,501,252
                                                                                                                 --------------

MEDIUM TERM NOTES - 11.77%
      5,000,000  ASIF GLOBAL FINANCING+/-++                                      5.41           05/03/2007            5,001,297
     15,800,000  BANK OF AMERICA SECURITIES+/-ss.(E)                             5.38                                15,800,000
     11,100,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(E)                    5.43                                11,100,000
      9,000,000  CHEYNE FINANCE LLC+/-++                                         5.34           05/21/2007            8,999,274
      5,000,000  CHEYNE FINANCE LLC+/-++                                         5.33           05/24/2007            4,999,531
     15,000,000  CULLINAN FINANCE CORPORATION+/-++                               5.34           05/21/2007           14,999,301
     15,000,000  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                     5.28           12/15/2006           14,999,882
      2,000,000  KESTREL FUNDING US LLC+/-++                                     5.36           09/21/2007            1,999,684
      5,000,000  LEHMAN BROTHERS HOLDINGS+/-                                     5.39           07/19/2007            5,002,958
      5,000,000  LIBERTY LIGHT US CAPITAL+/-++                                   5.54           03/15/2007            5,002,231
      4,000,000  MORGAN STANLEY+/-                                               5.50           02/15/2007            4,001,304
     14,000,000  SEDNA FINANCE INCORPORATED+/-++                                 5.34           05/21/2007           13,999,265
     10,000,000  TANGO FINANCE CORPORATION+/-++                                  5.33           05/24/2007            9,999,523
      2,400,000  VETRA FINANCE INCORPORATED+/-++                                 5.32           12/06/2007            2,399,760
      2,500,000  ZELA FINANCE INCORPORATED+/-++                                  5.32           12/07/2007            2,499,750

TOTAL MEDIUM TERM NOTES (COST $120,803,760)                                                                         120,803,760
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 0.90%
      7,195,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                 TERRITORIES LOC)+/-ss.                                          5.33           11/01/2028            7,195,000
      2,000,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES D
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF
                 AMERICA NA LOC)+/-ss.                                           5.35           06/01/2045            1,999,980

TOTAL MUNICIPAL BONDS & NOTES (COST $9,194,980)                                                                       9,194,980
                                                                                                                 --------------

PROMISSORY NOTES - 4.51%
     31,300,000  CITIGROUP GLOBAL+/-ss.(E)                                       5.38                                31,300,000
     15,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                           5.43           01/26/2007           15,000,000

TOTAL PROMISSORY NOTES (COST $46,300,000)                                                                            46,300,000
                                                                                                                 --------------

TIME DEPOSITS - 2.63%
     15,000,000  SOCIETE GENERALE (CANADA)                                       5.28           12/05/2006           15,000,000
     12,000,000  SOCIETE GENERALE (CAYMAN)                                       5.27           12/07/2006           12,000,000

TOTAL TIME DEPOSITS (COST $27,000,000)                                                                               27,000,000
                                                                                                                 --------------

REPURCHASE AGREEMENTS - 21.12%
     24,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $24,003,547)              5.32           12/01/2006           24,000,000
     24,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $24,021,080)              5.27           12/06/2006           24,000,000
     23,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $23,003,361)              5.26           12/01/2006           23,000,000
     23,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $23,003,405)              5.33           12/01/2006           23,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND  NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
REPURCHASE AGREEMENTS (CONTINUED)
    $22,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $22,003,257)                 5.33%          12/01/2006       $    22,000,000
     10,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $10,001,481)                 5.33           12/01/2006            10,000,000
     25,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $25,014,611)                 5.26           12/04/2006            25,000,000
     12,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $12,012,297)                 5.27           12/07/2006            12,000,000
     15,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $15,002,221)                 5.33           12/01/2006            15,000,000
     15,000,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $15,002,229)                 5.35           12/01/2006            15,000,000
     23,801,316  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $23,804,833)                            5.32           12/01/2006            23,801,316

TOTAL REPURCHASE AGREEMENTS (COST $216,801,316)                                                                         216,801,316
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,035,412,539)*                                           100.85%                                            $ 1,035,412,539

OTHER ASSETS AND LIABILITIES, NET                                 (0.85)                                                 (8,755,319)
                                                              ----------                                            ---------------

TOTAL NET ASSETS                                                 100.00%                                            $ 1,026,657,220
                                                              ----------                                            ---------------

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 0.90%
$   8,000,000  ARKLE MASTER ISSUER PLC+/-++                                      5.31%          11/19/2007       $    8,000,000
   13,000,000  FORD CREDIT AUTO OWNER TRUST++                                    5.36           12/15/2007           13,000,000
    6,000,000  USAA AUTO OWNER TRUST                                             5.34           12/13/2007            6,000,000

TOTAL ASSET BACKED SECURITIES (COST $27,000,000)                                                                     27,000,000
                                                                                                                 --------------

CERTIFICATES OF DEPOSIT - 0.89%
    7,000,000  CALYON NY SERIES YCD+/-                                           5.33           09/13/2007            6,998,499
    9,000,000  CALYON NY SERIES YCD1+/-                                          5.36           06/20/2007            9,000,252
   10,500,000  CREDIT AGRICOLE INDO NY SERIES YCD+/-                             5.29           06/28/2007           10,497,543

TOTAL CERTIFICATES OF DEPOSIT (COST $26,496,294)                                                                     26,496,294
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.33%
    9,807,401  PARAGON MORTGAGES PLC+/-++ss.                                     5.30           11/15/2038            9,807,401

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,807,401)                                                           9,807,401
                                                                                                                 --------------

COMMERCIAL PAPER - 44.98%
    3,000,000  AQUINAS FUNDING LLC++^                                            5.19           04/04/2007            2,946,370
   24,000,000  ASPEN FUNDING CORPORATION++^                                      5.27           12/07/2006           23,978,920
   35,000,000  ASPEN FUNDING CORPORATION++^                                      5.27           01/19/2007           34,748,943
    7,000,000  ATLANTIS ONE FUNDING++^                                           5.26           12/18/2006            6,982,613
   10,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.28           12/06/2006            9,992,667
    3,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.28           12/13/2006            2,994,720
    9,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.23           01/31/2007            8,920,243
   10,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                              5.21           04/09/2007            9,813,308
   15,000,000  ATOMIUM FUNDING LLC++^                                            5.27           02/14/2007           14,835,312
   18,000,000  BANK OF AMERICA NA+/-                                             5.32           04/11/2007           18,000,000
   16,000,000  BASF AG++^                                                        5.23           03/13/2007           15,762,907
   15,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                            5.30           01/23/2007           15,000,000
   10,000,000  BUCKINGHAM CDO II LLC++^                                          5.29           01/19/2007            9,928,065
   10,000,000  BUCKINGHAM CDO II LLC++^                                          5.30           01/23/2007            9,921,972
    4,000,000  BUCKINGHAM CDO LLC++^                                             5.29           12/12/2006            3,993,534
   10,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           12/05/2006            9,994,144
   11,500,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.25           01/23/2007           11,411,115
   28,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           01/25/2007           27,774,561
   25,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.29           02/01/2007           24,772,451
   12,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                 5.27           02/14/2007           11,868,250
   14,684,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.27           12/11/2006           14,662,504
   11,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.30           01/10/2007           10,935,222
    6,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.23           02/07/2007            5,940,727
   10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.27           03/08/2007            9,858,003
   11,154,000  CEDAR SPRINGS CAPITAL COMPANY++^                                  5.22           03/15/2007           10,985,798
   43,000,000  CHARTA LLC++^                                                     5.26           12/06/2006           42,968,586
    7,000,000  CHEYNE FINANCE LLC++^                                             5.27           01/17/2007            6,951,838
    4,000,000  CHEYNE FINANCE LLC++^                                             5.26           01/18/2007            3,971,947
    7,000,000  CHEYNE FINANCE LLC++^                                             5.27           02/22/2007            6,914,948
    2,000,000  CHEYNE FINANCE LLC++^                                             5.22           04/10/2007            1,962,300
   43,000,000  CIESCO LLC++^                                                     5.26           12/07/2006           42,962,303
    7,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                              5.24           02/16/2007            6,921,546
    5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                              5.31           12/17/2007            5,000,000
   35,000,000  CRC FUNDING LLC++^                                                5.25           12/07/2006           34,969,375
   50,000,000  CROWN POINT CAPITAL COMPANY++^                                    5.25           01/12/2007           49,693,750
    7,000,000  CULLINAN FINANCE CORPORATION++^                                   5.21           04/25/2007            6,853,248
   37,000,000  DANSKE CORPORATION++^                                             5.17           04/10/2007           36,309,231
   18,000,000  DEER VALLEY FUNDING LLC++^                                        5.28           01/12/2007           17,889,120
   17,000,000  DEER VALLEY FUNDING LLC++^                                        5.28           01/30/2007           16,850,400
   30,000,000  DEER VALLEY FUNDING LLC++^                                        5.28           02/05/2007           29,709,600
   10,000,000  DEER VALLEY FUNDING LLC++^                                        5.27           02/07/2007            9,900,456
   14,000,000  DEER VALLEY FUNDING LLC++^                                        5.27           02/13/2007           13,848,341
    5,000,000  EUREKA SECURITIZATION INCORPORATED++^                             5.27           01/17/2007            4,965,599

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$   8,000,000  FALCON ASSET SECURITIZATION COMPANY LLC++^                        5.27%          12/06/2006       $    7,994,144
   19,500,000  FCAR OWNER TRUST I^                                               5.28           12/13/2006           19,465,680
    6,000,000  FCAR OWNER TRUST II^                                              5.29           12/15/2006            5,987,657
    3,000,000  FCAR OWNER TRUST II^                                              5.20           03/23/2007            2,951,467
    3,000,000  FCAR OWNER TRUST II^                                              5.24           03/23/2007            2,951,093
   15,000,000  FOX TROT CDO LIMITED++^                                           5.28           01/08/2007           14,916,479
    2,000,000  FOX TROT CDO LIMITED++^                                           5.28           01/16/2007            1,986,519
    5,000,000  FOX TROT CDO LIMITED++^                                           5.27           02/28/2007            4,934,857
    6,000,000  GEORGE STREET FINANCE LLC++^                                      5.27           01/12/2007            5,963,110
    8,500,000  GERMAN RESIDENTIAL FUNDING++^                                     5.28           01/23/2007            8,433,927
   12,000,000  HARRIER FINANCE FUNDING US LLC++^                                 5.24           02/05/2007           11,884,720
   52,686,000  IRISH LIFE & PERMANENT PLC++^                                     5.27           12/22/2006           52,524,034
   15,000,000  K2 (USA) LLC++^                                                   5.26           02/08/2007           14,848,775
    5,000,000  KBC FINANCIAL PRODUCT INTERNATIONAL LIMITED++^                    5.19           05/14/2007            4,881,783
   18,500,000  KESTREL FUNDING US LLC++^                                         5.26           01/26/2007           18,348,629
   20,000,000  KESTREL FUNDING US LLC++^                                         5.27           02/14/2007           19,780,417
    7,622,000  LEGACY CAPITAL LLC++^                                             5.23           03/06/2007            7,516,906
   12,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                           5.24           02/12/2007           11,872,493
   18,000,000  LEXINGTON PARKER CAPITAL CORPORATION+/-                           5.34           03/01/2007           17,999,178
   18,000,000  LIQUID FUNDING LIMITED+/-++                                       5.32           12/27/2006           18,000,000
    5,000,000  NATIONWIDE BUILDING SOCIETY++^                                    5.24           03/09/2007            4,928,678
   25,000,000  NEWPORT FUNDING CORPORATION++^                                    5.28           12/18/2006           24,937,667
   35,000,000  NEWPORT FUNDING CORPORATION++^                                    5.27           01/19/2007           34,748,943
   10,000,000  NEWPORT FUNDING CORPORATION++^                                    5.26           01/23/2007            9,922,561
   13,000,000  NORTH SEA FUNDING LLC++^                                          5.27           01/16/2007           12,912,459
   15,000,000  NORTHERN ROCK PLC++^                                              5.25           01/10/2007           14,912,500
    9,000,000  PERRY GLOBAL FUNDING LLC++^                                       5.20           03/13/2007            8,867,400
   13,250,000  SIMBA FUNDING CORPORATION++^                                      5.29           12/18/2006           13,216,901
   17,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/17/2007           16,883,257
   23,500,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/24/2007           23,314,585
    4,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.26           01/25/2007            3,967,856
   15,000,000  ST. GERMAIN HOLDINGS INCORPORATED++^                              5.25           01/29/2007           14,870,938
   26,000,000  STANFIELD VICTORIA FUNDING++^                                     5.20           05/09/2007           25,402,867
   14,500,000  SWEDISH NATIONAL HOUSING FINANCE++^                               5.20           04/13/2007           14,221,439
    5,000,000  TANGO FINANCE CORPORATION++^                                      5.22           01/30/2007            4,956,500
   20,000,000  TASMAN FUNDING INCORPORATED++^                                    5.28           12/07/2006           19,982,400
   30,000,000  TASMAN FUNDING INCORPORATED++^                                    5.28           12/12/2006           29,951,600
   22,704,000  THAMES ASSET GLOBAL SECURITIZATION++^                             5.26           12/05/2006           22,690,731
   33,958,000  TIERRA ALTA FUNDING++^                                            5.26           12/20/2006           33,863,729
   15,000,000  TIERRA ALTA FUNDING++^                                            5.27           12/26/2006           14,945,104
    5,000,000  VERSAILLES CDS LLC++^                                             5.27           02/13/2007            4,945,836
   13,000,000  VETRA FINANCE INCORPORATED++^                                     5.27           02/16/2007           12,853,465
   13,769,000  WHISTLEJACKET CAPITAL LIMITED++^                                  5.27           01/18/2007           13,672,250
   15,000,000  WHITE PINE FINANCE LLC++^                                         5.27           01/26/2007           14,877,033
    5,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           01/30/2007            4,956,083
   10,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           02/13/2007            9,891,672
   10,000,000  ZELA FINANCE INCORPORATED++^                                      5.26           02/20/2007            9,881,650
    5,000,000  ZELA FINANCE INCORPORATED++^                                      5.27           02/20/2007            4,940,713

TOTAL COMMERCIAL PAPER (COST $1,343,423,622)                                                                      1,343,423,622
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 0.76%
   13,220,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO -
               STATES, TERRITORIES LOC)+/-ss.                                    5.33           11/01/2028           13,220,000
    9,400,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY
               INCORPORATED SERIES D (HIGHER EDUCATION
               FACILITIES AUTHORITY REVENUE, BANK OF AMERICA NA
               LOC)+/-ss.                                                        5.35           06/01/2045            9,399,906

TOTAL MUNICIPAL BONDS & NOTES (COST $22,619,906)                                                                     22,619,906
                                                                                                                 --------------

EXTENDABLE BONDS - 14.56%
   15,000,000  3M COMPANY++                                                      5.65           12/12/2006           15,003,756
    5,000,000  AMERICAN GENERAL FINANCE+/-++                                     5.35           12/14/2007            5,000,000
   22,000,000  BANK OF IRELAND+/-++                                              5.32           12/20/2007           22,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
EXTENDABLE BONDS (CONTINUED)
$  15,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                            5.31%          12/14/2007       $   15,000,000
   24,000,000  BNP PARIBAS SA+/-                                                 5.29           12/16/2007           24,000,000
   20,000,000  COMMONWEALTH BANK AUSTRIA+/-++                                    5.32           12/24/2007           20,000,000
   20,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                  5.33           12/14/2007           20,000,000
   35,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                              5.45           07/09/2007           35,008,087
   35,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-++                        5.29           12/07/2007           35,000,000
   30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                      5.43           12/07/2007           30,000,000
   24,000,000  INTESA BANK (IRELAND) PLC+/-++                                    5.32           12/24/2007           24,000,000
   18,000,000  IRISH LIFE & PERMANENT PLC                                        5.32           12/21/2007           18,000,000
   10,000,000  IRISH LIFE & PERMANENT PLC                                        5.32           12/21/2007           10,000,048
   20,000,000  ISLANDS BANK+/-++                                                 5.39           04/22/2007           20,000,000
   15,000,000  KAUPTHING BANK SERIES MTN+/-++                                    5.38           03/20/2007           15,000,000
   13,000,000  MERCK & COMPANY INCORPORATED PUTTABLE+/-++ss.                     4.52           02/22/2007           12,984,776
   30,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                           5.30           12/24/2007           30,000,000
   10,000,000  MORGAN STANLEY+/-                                                 5.39           12/03/2007           10,000,000
   10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                  5.35           10/05/2007           10,000,000
   24,000,000  NORDEA BANK AB+/-++                                               5.33           12/11/2007           24,000,000
   30,000,000  NORTHERN ROCK PLC+/-++                                            5.46           10/09/2007           30,000,362
   10,000,000  NORTHERN ROCK PLC+/-++                                            5.36           11/02/2007           10,000,000

TOTAL EXTENDABLE BONDS (COST $434,997,029)                                                                          434,997,029
                                                                                                                 --------------

MEDIUM TERM NOTES - 12.81%
    8,000,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-                           5.38           06/29/2007            8,001,751
   11,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                5.39           11/14/2007           11,005,125
   12,000,000  ASIF GLOBAL FINANCING+/-++                                        5.41           05/03/2007           12,003,112
   30,000,000  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                 5.30           12/11/2006           29,999,918
   40,500,000  BANK OF AMERICA SECURITIES+/-ss.(E)                               5.38                                40,500,000
   28,400,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(E)                      5.43                                28,400,000
    8,000,000  CHEYNE FINANCE LLC+/-++                                           5.34           05/21/2007            7,999,354
    7,500,000  CHEYNE FINANCE LLC+/-++                                           5.33           05/24/2007            7,499,296
    9,000,000  CHEYNE FINANCE LLC+/-++                                           5.34           07/16/2007            8,998,625
   16,000,000  CULLINAN FINANCE CORPORATION+/-++                                 5.34           05/21/2007           15,999,255
   39,500,000  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                      5.28           12/20/2006           39,499,569
   18,750,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+/-++                       5.77           09/08/2007           18,805,742
   34,500,000  HARRIER FINANCE FUNDING LLC+/-++                                  5.33           05/15/2007           34,497,587
   20,000,000  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                       5.28           12/15/2006           19,999,843
    7,250,000  KESTREL FUNDING US LLC+/-++                                       5.36           09/21/2007            7,248,855
    8,000,000  LEHMAN BROTHERS HOLDINGS+/-                                       5.39           07/19/2007            8,004,733
    5,000,000  LIBERTY LIGHT US CAPITAL+/-++                                     5.54           03/15/2007            5,002,231
    9,000,000  LIBERTY LIGHT US CAPITAL+/-++                                     5.33           07/10/2007            8,998,930
   10,475,000  MORGAN STANLEY+/-                                                 5.50           02/15/2007           10,478,416
    7,500,000  SEDNA FINANCE INCORPORATED+/-++                                   5.33           05/30/2007            7,499,613
    8,000,000  SEDNA FINANCE INCORPORATED+/-++                                   5.35           06/18/2007            7,999,538
   13,000,000  SEDNA FINANCE INCORPORATED+/-++                                   5.33           10/12/2007           12,998,345
   16,000,000  TANGO FINANCE CORPORATION+/-++                                    5.33           05/24/2007           15,999,237
    7,000,000  VETRA FINANCE INCORPORATED+/-++                                   5.32           12/06/2007            6,999,300
    8,000,000  ZELA FINANCE INCORPORATED+/-++                                    5.32           12/07/2007            7,999,200

TOTAL MEDIUM TERM NOTES (COST $382,437,575)                                                                         382,437,575
                                                                                                                 --------------

PROMISSORY NOTES - 3.44%
   82,600,000  CITIGROUP GLOBAL+/-ss.(E)                                         5.38                                82,600,000
   20,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                             5.43           01/26/2007           20,000,000

TOTAL PROMISSORY NOTES (COST $102,600,000)                                                                          102,600,000
                                                                                                                 --------------

TIME DEPOSITS - 2.58%
   43,000,000  SOCIETE GENERALE (CANADA)                                         5.28           12/05/2006           43,000,000
   34,000,000  SOCIETE GENERALE (CAYMAN)                                         5.27           12/07/2006           34,000,000

TOTAL TIME DEPOSITS (COST $77,000,000)                                                                               77,000,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                  INTEREST RATE    MATURITY DATE           VALUE
REPURCHASE AGREEMENTS - 19.52%
$  25,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $25,003,681)                                                         5.30%        12/01/2006       $    25,000,000
   72,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $72,063,240)                                                         5.27         12/06/2006            72,000,000
   67,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $67,009,789)                                                         5.26         12/01/2006            67,000,000
   68,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE
               $68,010,068)                                                         5.33         12/01/2006            68,000,000
   64,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE
               $64,009,476)                                                         5.33         12/01/2006            64,000,000
   25,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE
               $25,003,722)                                                         5.36         12/01/2006            25,000,000
    9,067,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $9,068,335)                                          5.30         12/01/2006             9,067,000
   54,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $54,007,995)                                         5.33         12/01/2006            54,000,000
   74,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $74,043,249)                                         5.26         12/04/2006            74,000,000
   35,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $35,035,865)                                         5.27         12/07/2006            35,000,000
   45,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $45,006,663)                                         5.33         12/01/2006            45,000,000
   45,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $45,006,688)                                         5.35         12/01/2006            45,000,000

TOTAL REPURCHASE AGREEMENTS (COST $583,067,000)                                                                       583,067,000
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,009,448,827)*                                               100.77%                                      $ 3,009,448,827

OTHER ASSETS AND LIABILITIES, NET                                     (0.77)                                          (22,851,200)
                                                                 ----------                                       ---------------

TOTAL NET ASSETS                                                     100.00%                                      $ 2,986,597,627
                                                                 ----------                                       ---------------

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
COMMERCIAL PAPER - 5.69%
$     9,740,000  CALIFORNIA STATEWIDE CDA SERIES 05-A                                     3.45%       12/06/2006       $ 9,740,000
      1,900,000  GOLDEN GATE BRIDGE SERIES A                                              3.50        01/11/2007         1,900,000
      4,850,000  PORT OF OAKLAND CA SERIES E                                              3.45        12/01/2006         4,850,000
      3,010,000  RIVERSIDE COUNTY TEETER FINANCE SERIES B-2                               3.50        02/15/2007         3,010,000
      1,700,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                        3.48        12/07/2006         1,700,000
      1,500,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     3.50        03/14/2007         1,500,000
      5,300,000  UNIVERSITY OF CALIFORNIA SERIES A                                        3.48        02/08/2007         5,300,000
      3,580,000  UNIVERSITY OF CALIFORNIA SERIES A                                        3.49        02/13/2007         3,580,000

TOTAL COMMERCIAL PAPER (COST $31,580,000)                                                                               31,580,000
                                                                                                                       -----------

MUNICIPAL BONDS & NOTES - 97.27%

CALIFORNIA - 95.41%
      3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-ss.           3.48        07/15/2035         3,000,000
      3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)+/-ss.                                              3.48        09/15/2032         3,100,000
      2,175,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-ss.              3.50        03/15/2037         2,175,000
      2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
                 CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA
                 INSURED)+/-ss.                                                           3.48        05/15/2033         2,000,000
      2,680,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (PORT OAKLAND CA
                 SERIES K) (OTHER REVENUE LOC, FGIC INSURED)+/-ss.++                      3.54        05/07/2008         2,680,000
      1,335,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)+/-ss.                                  3.51        08/01/2013         1,335,000
      2,400,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                 SERIES A (HOUSING REVENUE LOC)+/-ss.                                     3.37        09/15/2033         2,400,000
      2,000,000  ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION
                 CTFS PARTICIPATION REFINANCING PROJECT LEASE REVENUE (LEASE
                 REVENUE, KBC BANK NV LOC)+/-ss.                                          3.35        09/01/2019         2,000,000
      1,295,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                 (PROPERTY TAX REVENUE LOC)+/-ss.                                         3.48        08/01/2012         1,295,000
      5,250,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                 PROJECT SERIES A (IDR LOC)+/-ss.                                         3.43        12/01/2028         5,250,000
      5,155,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
                 WACHOVIA BANK NA LOC)+/-ss.                                              3.60        09/01/2025         5,155,000
      2,900,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
                 FORTIS BANQUE LOC)+/-ss.                                                 3.63        02/01/2041         2,900,000
      2,490,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
                 BANK LOC)+/-ss.                                                          3.48        02/01/2037         2,490,000
        250,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
                 REVENUE)+/-ss.                                                           3.48        02/01/2035           250,000
      2,840,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                 REVENUE LOC)+/-ss.                                                       3.48        08/01/2036         2,840,000
      6,000,000  CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                 SECURITY BANK LOC)+/-ss.                                                 3.48        02/01/2022         6,000,000
        865,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                 FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT
                 REVENUE, COMERICA BANK CA LOC)+/-ss.                                     3.48        09/01/2024           865,000
      3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                 FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, MELLON BANK NA LOC)+/-ss.                                       3.55        09/01/2036         3,000,000
      5,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)+/-ss.        3.49        09/01/2017         5,000,000
      3,785,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO -
                 SCHOOL DISTRICTS)                                                        4.50        07/06/2007         3,806,738
      1,550,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATION COP
                 CAPITAL IMPROVEMENT FINANCING PROJECTS SERIES A (LEASE
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                                3.42        07/01/2022         1,550,000
     14,250,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA LOC)+/-ss.            3.32        07/01/2035        14,250,000
      1,960,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                 (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-ss.                            3.50        12/01/2032         1,960,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
CALIFORNIA (continued)
$    18,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE POWER SUPPLY SERIES
                 C-13 (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss.                  3.31%       05/01/2022       $18,000,000
      4,805,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                 REVENUE)+/-ss.                                                           3.55        05/01/2022         4,805,000
     12,615,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                 REVENUE, BNP PARIBAS LOC)+/-ss.                                          3.68        05/01/2022        12,615,000
     21,250,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                 REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss.                                  3.35        05/01/2022        21,250,000
     31,925,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                 REVENUE, JPMORGAN LOC)+/-ss.                                             3.36        05/01/2022        31,925,000
     27,600,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER
                 REVENUE, BANK OF NEW YORK LOC)+/-ss.                                     3.55        05/01/2021        27,600,000
     21,240,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER
                 REVENUE, BANK OF AMERICA LOC)+/-ss.                                      3.55        05/01/2022        21,240,000
        700,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                 REVENUE)+/-ss.                                                           3.28        05/01/2011           700,000
     12,365,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                 REVENUE)+/-ss.                                                           3.35        05/01/2018        12,365,000
      2,485,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                 REVENUE, FIRST SECURITY BANK LOC)+/-ss.                                  3.28        05/01/2017         2,485,000
      4,750,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                 REVENUE)+/-ss.                                                           3.30        05/01/2017         4,750,000
      1,815,000  CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
                 INSURED)+/-ss.                                                           3.48        07/01/2014         1,815,000
      9,605,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX
                 REVENUE LOC)+/-ss.                                                       3.38        07/01/2023         9,605,000
      1,100,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY
                 REVENUE, MBIA INSURED)+/-ss.                                             3.49        11/01/2023         1,100,000
      5,265,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
                 (LEASE REVENUE, AMBAC INSURED)+/-ss.                                     3.49        12/01/2019         5,265,000
      4,000,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                 REVENUE, FGIC INSURED)+/-ss.                                             3.48        07/01/2014         4,000,000
     13,310,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                 OF AMERICA LOC)+/-ss.                                                    3.32        05/01/2040        13,310,000
      5,210,000  CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC)+/-ss.          3.36        05/01/2033         5,210,000
      3,000,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A9
                 (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-ss.                            3.34        05/01/2034         3,000,000
      1,195,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                 (MFHR, US BANK NA LOC)+/-ss.                                             3.65        11/01/2031         1,195,000
        720,000  CALIFORNIA STATEWIDE CDA LIVERMORE VY ARTS CENTER PROJECT
                 (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss.                              3.32        12/01/2036           720,000
      3,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-ss.                 3.53        01/20/2031         3,200,000
      1,000,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                 (HOUSING REVENUE LOC)+/-ss.                                              3.54        12/01/2011         1,000,000
      4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                 SERIES A COLLATERALIZED BY FHLB (MFHR LOC)+/-ss.                         3.75        02/01/2028         4,660,000
      4,000,000  CALIFORNIA STATEWIDE CDA PINE VIEW APARTMENTS SERIES A (MFHR,
                 CITIBANK NA LOC)+/-ss.                                                   3.33        09/01/2036         4,000,000
      3,500,000  CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                       4.50        06/29/2007         3,517,689
      3,500,000  CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER
                 REVENUE)                                                                 4.50        06/29/2007         3,518,283
      2,500,000  CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q
                 (HOUSING REVENUE, CITIBANK NA LOC)+/-ss.                                 3.53        10/01/2038         2,500,000
      4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                 (HOUSING REVENUE, FNMA INSURED)+/-ss.                                    3.53        11/15/2035         4,375,000
      1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                 COLLATERALIZED BY FNMA (MFHR LOC)+/-ss.                                  3.50        10/15/2026         1,755,000
      5,000,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE
                 UTILITIES SERIES A (WATER & SEWER REVENUE, AMBAC INSURED)+/-ss.          3.45        06/01/2032         5,000,000
      2,300,000  COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                 (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss.          3.47        09/01/2036         2,300,000
      1,010,000  CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS
                 SERIES I (MFHR, FNMA INSURED)+/-ss.                                      3.50        07/15/2032         1,010,000
      1,300,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                 SERIES H COLLATERALIZED BY FNMA (MFHR LOC)+/-ss.                         3.37        10/15/2029         1,300,000
      1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                 REMARKETED 09/28/94 (MFHR LOC)+/-ss.                                     3.38        11/15/2022         1,300,000
        465,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-ss.                        3.49        03/01/2011           465,000
      4,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE,
                 FNMA INSURED)+/-ss.                                                      3.50        08/15/2026         4,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
CALIFORNIA (continued)
$     2,350,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                 REVENUE LOC)+/-ss.                                                       3.30%       09/01/2025       $ 2,350,000
      2,900,000  GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT (IDR LOC)+/-ss.          3.80        09/01/2007         2,900,000
      1,200,000  GOLDEN STATE CA TOB SECURITIZATION CORPORATION RR II R633
                 (OTHER REVENUE, AMBAC INSURED)+/-ss.                                     3.48        06/01/2045         1,200,000
      5,865,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE,
                 MBIA INSURED)+/-ss.                                                      3.49        09/01/2025         5,865,000
      1,115,000  HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                    3.40        06/01/2033         1,115,000
      2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                 PROJECT SERIES C (HOUSING REVENUE LOC)+/-ss.                             3.37        12/01/2026         2,000,000
        995,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)+/-ss.            3.52        05/15/2017           995,000
      1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                 FGIC INSURED)+/-ss.                                                      3.51        05/15/2020         1,580,000
        675,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                 REVENUE LOC)+/-ss.                                                       3.35        04/01/2030           675,000
      1,725,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                 REVENUE LOC)+/-ss.                                                       3.62        10/15/2038         1,725,000
      6,315,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE
                 STATION APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-ss.                  3.62        10/15/2038         6,315,000
     13,000,000  LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                 (LEASE REVENUE, AMBAC INSURED)+/-ss.                                     3.34        08/15/2021        13,000,000
      5,500,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                 BANK NA LOC)+/-ss.                                                       3.30        07/01/2035         5,500,000
      2,415,000  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)+/-ss.           3.48        06/01/2026         2,415,000
      7,020,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                 LOC)+/-ss.                                                               3.48        01/01/2009         7,020,000
      7,850,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)+/-ss.                        3.32        07/01/2035         7,850,000
        870,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)+/-ss.                                               3.38        07/01/2035           870,000
      4,175,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                               4.50        06/29/2007         4,192,610
      2,175,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss.            3.48        07/01/2025         2,175,000
     10,705,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                 APARTMENTS-B (HOUSING REVENUE LOC)+/-ss.                                 3.43        06/01/2010        10,705,000
     16,540,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                 ALLOCATION REVENUE, AMBAC INSURED)+/-ss.                                 3.50        01/01/2031        16,540,000
      1,375,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)+/-ss.              3.30        07/01/2035         1,375,000
      1,230,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C (WATER REVENUE LOC)+/-ss.                               3.30        07/01/2027         1,230,000
      5,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C1 (WATER REVENUE LOC)+/-ss.                              3.68        07/01/2036         5,600,000
      2,560,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)+/-ss.            3.48        06/15/2012         2,560,000
      1,745,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                 PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)+/-ss.                  3.37        12/01/2029         1,745,000
      3,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
                 (HOUSING REVENUE, FNMA INSURED)+/-ss.                                    3.37        11/15/2028         3,000,000
         25,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES
                 A (HOUSING REVENUE)+/-ss.                                                3.43        11/01/2009            25,000
     10,240,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                 LLOYDS TSB BANK PLC LOC)+/-ss.                                           3.30        08/01/2042        10,240,000
        850,000  OXNARD CA FINANCING AUTHORITY (WATER & SEWER REVENUE LOC,
                 AMBAC INSURED)+/-ss.                                                     3.31        06/01/2034           850,000
        640,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)+/-ss.                           3.49        09/01/2026           640,000
      3,040,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                 REVENUE LOC, FGIC INSURED)+/-ss.                                         3.50        11/01/2021         3,040,000
      3,380,000  POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA
                 INSURED)+/-ss.                                                           3.49        02/01/2011         3,380,000
      2,100,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES 1426 (LEASE
                 REVENUE, FGIC INSURED)+/-ss.                                             3.51        08/01/2010         2,100,000
      8,305,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                 (SPECIAL TAX REVENUE LOC, KBC BANK LOC)+/-ss.                            3.33        09/01/2014         8,305,000
      1,290,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                 INSURED)+/-ss.                                                           3.49        02/15/2011         1,290,000
      3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                 SERIES I (HOUSING REVENUE LOC)+/-ss.                                     3.50        05/15/2034         3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE          VALUE
CALIFORNIA (continued)
$     1,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                 INSURED)+/-ss.                                                           3.37%       07/15/2029       $ 1,000,000
      3,225,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
                 SEWER REVENUE)+/-ss.                                                     3.48        12/01/2035         3,225,000
      4,540,000  SAN BERNARDINO CA CITY USD (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)+/-ss.                                                 3.48        08/01/2026         4,540,000
      1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
                 FNMA INSURED)+/-ss.                                                      3.37        02/15/2027         1,500,000
      7,000,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER
                 REVENUE)                                                                 4.50        07/27/2007         7,035,119
      1,740,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY
                 TAX REVENUE)                                                             4.50        07/27/2007         1,748,517
      3,455,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                 (LEASE REVENUE, AMBAC INSURED)+/-ss.                                     3.53        02/15/2026         3,455,000
      1,760,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                 (LEASE REVENUE, AMBAC INSURED)+/-ss.                                     3.53        02/15/2026         1,760,000
      1,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                 (LEASE REVENUE, AMBAC INSURED)+/-ss.                                     3.53        02/15/2026         1,000,000
      5,000,000  SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)+/-ss.                                                 3.49        07/01/2011         5,000,000
      1,275,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
                 REVENUE LOC)+/-ss.                                                       3.49        07/01/2022         1,275,000
      4,025,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                    4.50        07/24/2007         4,044,945
      1,996,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                 REVENUE, MBIA INSURED)+/-ss.                                             3.64        11/01/2010         1,996,000
        675,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
                 REVENUE, MBIA INSURED)+/-ss.                                             3.48        06/15/2021           675,000
      1,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-ss.                    3.42        08/01/2035         1,600,000
      3,535,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 149
                 (TAX INCREMENTAL REVENUE, MBIA INSURED)+/-ss.                            3.51        08/01/2027         3,535,000
      2,000,000  SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-ss.         3.49        08/01/2038         2,000,000
        300,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
                 E (MFHR LOC, FGIC INSURED)+/-ss.                                         3.41        11/15/2017           300,000
      1,885,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, MBIA INSURED)+/-ss.                                             3.49        08/01/2025         1,885,000
      1,500,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
                 FGIC INSURED)+/-ss.                                                      3.48        11/01/2035         1,500,000
        800,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HEALTHCARE FACILITIES
                 REVENUE, US BANK NA LOC)+/-ss.                                           3.50        12/01/2032           800,000
      3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                 REVENUE LOC)+/-ss.                                                       3.37        07/15/2029         3,200,000
      1,995,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC, MBIA
                 INSURED)+/-ss.                                                           3.48        09/01/2022         1,995,000
      4,100,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                            4.50        07/02/2007         4,118,450
      1,765,000  VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                 SECURITY BANK LOC)+/-ss.                                                 3.48        12/01/2019         1,765,000

                                                                                                                       529,278,351
                                                                                                                       -----------
PUERTO RICO - 1.86%
      2,500,000  EAGLE TAX-EXEMPT CERTIFICATES TRUST 20015101 CLASS A (PUERTO
                 RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY)(OTHER
                 REVENUE LOC)+/-ss.                                                       3.51        10/01/2034         2,500,000
      7,835,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)+/-ss.                             3.46        07/01/2029         7,835,000

                                                                                                                        10,335,000
                                                                                                                       -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $539,613,351)                                                                      539,613,351
                                                                                                                       -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                      VALUE

TOTAL INVESTMENTS IN SECURITIES
(COST $571,193,351)*                               102.96%        $ 571,193,351

OTHER ASSETS AND LIABILITIES, NET                   (2.96)          (16,440,326)
                                                   ------         -------------

TOTAL NET ASSETS                                   100.00%        $ 554,753,025
                                                   ------         -------------

+/-   VARIABLE RATE INVESTMENTS

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
COMMERCIAL PAPER - 7.50%
$   1,165,000  BURKE COUNTY POLLUTION CONTROL SERIES 6B-1                        3.58%          01/22/2007       $    1,165,000
      610,000  COUNTY OF WAKE NC                                                 3.65           02/05/2007              610,000
    1,400,000  HARRIS COUNTY TX SERIES D                                         3.58           12/13/2006            1,400,000
    1,200,000  HOUSTON TX (CITY OF) SERIES E                                     3.62           12/11/2006            1,200,000
    2,200,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
               SERIES 1990                                                       3.63           02/08/2007            2,200,000
    1,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
               SERIES NOTR                                                       3.59           01/18/2007            1,000,000
    2,300,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
               SERIES NOTR                                                       3.58           02/13/2007            2,300,000
    4,275,000  ROCHESTER MN HEALTH CARE SERIES 00-B                              3.58           01/11/2007            4,275,000
    3,000,000  ROCHESTER MN HEALTH CARE SERIES 92-B                              3.58           01/11/2007            3,000,000
    1,700,000  SAN ANTONIO ELECTRIC & GAS SERIES A                               3.58           01/18/2007            1,700,000
    1,000,000  SAN ANTONIO ELECTRIC & GAS SERIES A                               3.58           02/08/2007            1,000,000
    2,000,000  TEXAS PFA SERIES 02-A                                             3.59           01/18/2007            2,000,000
    2,815,000  UNIVERSITY OF MINNESOTA SERIES 05-A                               3.58           01/08/2007            2,815,000

TOTAL COMMERCIAL PAPER (COST $24,665,000)                                                                            24,665,000
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 102.70%

ALABAMA - 6.51%
    6,000,000  BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING
               AUTHORITY STUDENT HOUSING REVENUE (OTHER REVENUE
               LOC)+/-ss.                                                        3.50           07/01/2037            6,000,000
      585,000  COLUMBIA AL IDA SERIES B (PCR)+/-ss.                              3.62           05/01/2022              585,000
    5,725,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM
               INCORPORATED SERIES B (IDR, WACHOVIA BANK LOC)+/-ss.              3.47           06/01/2032            5,725,000
      975,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD POLLUTION
               CONTROL REVENUE ALABAMA POWER COMPANY PJ (IDR)+/-ss.              3.65           06/01/2015              975,000
    8,100,000  PELL CITY AL NOLAND HEALTH SERVICES (HEALTHCARE
               FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.              3.50           12/01/2034            8,100,000

                                                                                                                     21,385,000
                                                                                                                 --------------

ARIZONA - 0.72%
    1,105,000  ARIZONA BANNER HEALTH SERIES B (HEALTHCARE
               FACILITIES REVENUE, FGIC INSURED)+/-ss.                           3.46           01/01/2035            1,105,000
      670,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE,
               FNMA INSURED)+/-ss.                                               3.50           04/15/2030              670,000
      590,000  SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY
               (OTHER REVENUE, BANK OF AMERICA LOC)+/-ss.                        3.50           10/01/2025              590,000

                                                                                                                      2,365,000
                                                                                                                 --------------

CALIFORNIA - 0.77%
      100,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A
               (HFFA REVENUE, WACHOVIA BANK NA LOC)+/-ss.                        3.60           09/01/2025              100,000
      145,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES
               446 (ECONOMIC DEVELOPMENT REVENUE LOC)+/-ss.                      3.48           01/01/2012              145,000
      715,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-ss.                 3.49           03/01/2011              715,000
      990,000  LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343
               (OTHER REVENUE, FGIC INSURED)+/-ss.                               3.49           02/01/2019              990,000
      580,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING
               AUTHORITY CLASS A (LEASE REVENUE, AMBAC INSURED)+/-ss.            3.53           02/15/2026              580,000

                                                                                                                      2,530,000
                                                                                                                 --------------

COLORADO - 2.12%
    3,430,000  ARAPOHOE COUNTY CO WATER & WASTEWATER AUTHORITY
               REVENUE+/-ss.                                                     3.51           12/01/2033            3,430,000
    1,600,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY
               BANK LOC)+/-ss.                                                   3.65           11/01/2020            1,600,000
    1,925,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS
               INCORPORATED (COLLEGE & UNIVERSITY REVENUE,
               ALLIED IRISH BANK PLC LOC)+/-ss.                                  3.55           01/01/2025            1,925,000

                                                                                                                      6,955,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
DELAWARE - 1.21%
$   3,175,000  DELAWARE TRANSPORTATION AUTHORITY (TRANSPORTATION
               REVENUE, MBIA INSURED)+/-ss.                                      3.46%          07/01/2025       $    3,175,000
      800,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE &
               UNIVERSITY REVENUE, WACHOVIA BANK LOC)+/-ss.                      3.48           07/01/2036              800,000

                                                                                                                      3,975,000
                                                                                                                 --------------

FLORIDA - 3.68%
      650,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS
               SERIES A (OTHER REVENUE, FNMA INSURED)+/-ss.                      3.50           04/15/2036              650,000
    5,000,000  FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES
               REVENUE)+/-ss.                                                    3.48           11/01/2026            5,000,000
      455,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED
               PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA
               BANK LOC)+/-ss.                                                   3.63           12/01/2014              455,000
      775,000  JACKSONVILLE HEALTH FACILITIES AUTHORITY CHARITY
               OB GROUP C (HOSPITAL REVENUE, MBIA INSURED)+/-ss.                 3.60           08/15/2019              775,000
    2,480,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT
               SERIES A (IDR, BANK OF AMERICA LOC)+/-ss.                         3.52           05/01/2027            2,480,000
    1,585,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS
               CORPORATION (RECREATIONAL FACILITIES REVENUE,
               AMBAC INSURED)+/-ss.                                              3.55           03/01/2027            1,585,000
    1,165,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
               CORPORATION LOC)+/-ss.                                            3.55           05/01/2025            1,165,000

                                                                                                                     12,110,000
                                                                                                                 --------------

GEORGIA - 2.68%
    1,330,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED &
               ADELE DAVIS (OTHER REVENUE, WACHOVIA BANK LOC)+/-ss.              3.48           12/01/2019            1,330,000
    4,600,000  GEORGIA LOCAL GOVERNMENT COP SERIES K (GO -
               POLITICAL SUBDIVISION)+/-ss.                                      3.58           12/01/2022            4,600,000
    2,875,000  GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX
               REVENUE)                                                          4.50           12/29/2006            2,876,973

                                                                                                                      8,806,973
                                                                                                                 --------------

ILLINOIS - 12.35%
    2,955,000  CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE
               FACILITIES REVENUE, US BANK NA LOC)+/-ss.                         3.50           12/01/2023            2,955,000
    2,300,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC
               INSURED)+/-ss.                                                    3.51           01/01/2027            2,300,000
    2,175,000  COOK COUNTY IL GO CERTIFICATES SERIES 458
               (PROPERTY TAX REVENUE, FGIC INSURED)+/-ss.                        3.52           11/15/2028            2,175,000
    3,585,000  DUPAGE COUNTY IL BENEDICTINE UNIVERSITY (COLLEGE
               & UNIVERSITY REVENUE, NATIONAL CITY BANK)+/-ss.                   3.50           07/01/2024            3,585,000
      999,939  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304
               CLASS A (GO - STATES, TERRITORIES, FGIC INSURED)+/-ss.            3.53           02/01/2027              999,939
    5,500,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021306
               CLASS A (RECREATIONAL FACILITIES REVENUE LOC,
               FGIC INSURED)+/-ss.                                               3.53           01/01/2029            5,500,000
      910,000  ELMHURST IL REVENUE JOINT COMMISSION
               ACCREDITATION (HEALTHCARE FACILITIES REVENUE
               LOC)+/-ss.                                                        3.50           07/01/2018              910,000
    6,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY (HOUSING
               REVENUE, FIRST SECURITY BANK LOC)+/-ss.                           3.68           02/01/2028            6,000,000
    2,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK
               THEOLOGICAL PROJECT B (COLLEGE & UNIVERSITY
               REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss.                    3.51           06/01/2035            2,000,000
    1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MOUNT
               CARMEL HIGH SCHOOL PROJECT (EDUCATIONAL
               FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                3.51           07/01/2033            1,000,000
    1,700,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS
               MUSEUM (OTHER REVENUE, NORTHERN TRUST CORPORATION
               LOC)+/-ss.                                                        3.51           02/01/2035            1,700,000
    2,515,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE,
               NORTHERN TRUST CORPORATION LOC)+/-ss.                             3.55           03/01/2028            2,515,000
    1,800,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE,
               AMBAC INSURED)+/-ss.                                              3.52           11/01/2012            1,800,000
    1,300,000  ILLINOIS STATE SERIES G (GO - STATES,
               TERRITORIES)+/-ss.                                                3.56           05/01/2012            1,300,000
    3,500,000  ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355
               (STATE & LOCAL GOVERNMENTS, FIRST SECURITY BANK
               LOC)+/-ss.                                                        3.52           01/01/2014            3,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
ILLINOIS (continued)
$   2,350,000  WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER
               TRAILS PROJECT (OTHER REVENUE, LASALLE NATIONAL
               BANK NA LOC)+/-ss.                                                3.51%          12/01/2025       $    2,350,000

                                                                                                                     40,589,939
                                                                                                                 --------------

INDIANA - 3.26%
      400,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658
               (LEASE REVENUE, MBIA INSURED)+/-ss.                               3.52           07/15/2012              400,000
    1,525,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING
               AUTHORITY SCHNECK MEMORIAL HOSPITAL SERIES B
               (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)+/-ss.                    3.65           02/15/2036            1,525,000
    2,000,000  INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED
               POOL (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                    3.52           01/01/2020            2,000,000
    1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL
               ASSOCIATION SERIES A (HEALTHCARE FACILITIES
               REVENUE, US BANK NA LOC)+/-ss.                                    3.70           10/01/2032            1,245,000
    1,600,000  INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA
               LOC)+/-ss.                                                        3.70           01/01/2035            1,600,000
    1,700,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
               REVENUE ST. MARY PROJECT (COLLEGE & UNIVERSITY
               REVENUE, BANK ONE INDIANA NA LOC)+/-ss.                           3.55           02/15/2026            1,700,000
    2,255,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
               REVENUE UNIVERSITY OF INDIANAPOLIS (COLLEGE &
               UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss.                   3.70           10/01/2030            2,255,000

                                                                                                                     10,725,000
                                                                                                                 --------------

IOWA - 2.68%
      550,000  IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY
               FAMILY CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES
               REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.                         3.70           03/01/2036              550,000
      400,000  IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL
               FACILITIES REVENUE LOC)+/-ss.                                     3.70           06/01/2033              400,000
    6,620,000  IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS
               COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE,
               LASALLE NATIONAL BANK NA LOC)+/-ss.                               3.65           11/01/2030            6,620,000
    1,250,000  IOWA STATE TAX & REVENUE ANTICIPATION NOTES
               (PROPERTY TAX REVENUE)                                            4.25           06/29/2007            1,255,088

                                                                                                                      8,825,088
                                                                                                                 --------------

LOUISIANA - 8.61%
    3,985,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE,
               AMBAC INSURED)+/-ss.                                              3.52           02/01/2024            3,985,000
    5,000,000  EAST BATON ROUGE PARISH LA ROAD & STREET
               IMPROVEMENT SERIES B (TAX REVENUE, FGIC INSURED)+/-ss.            3.46           08/01/2030            5,000,000
    1,300,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT
               FACILITIES PUTTABLE (IDR, BANQUE NATIONALE PARIS
               LOC)+/-ss.                                                        3.50           08/01/2007            1,300,000
    1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB
               INSURED)+/-ss.                                                    3.58           09/01/2033            1,110,000
   16,915,000  LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER
               ATHLETIC FOUNDATION PROJECT (COLLEGE & UNIVERSITY
               REVENUE)+/-ss.                                                    3.62           09/01/2034           16,915,000

                                                                                                                     28,310,000
                                                                                                                 --------------

MARYLAND - 1.56%
    2,820,000  MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATION
               CONSTELLATION ENERGY SERIES B (OTHER REVENUE,
               WACHOVIA BANK LOC)+/-ss.                                          3.48           12/01/2025            2,820,000
    2,300,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL
               FACILITIES AUTHORITY SERIES E (HOSPITAL REVENUE,
               FGIC INSURED)+/-ss.                                               3.46           07/01/2041            2,300,000

                                                                                                                      5,120,000
                                                                                                                 --------------

MASSACHUSETTS - 0.79%
    2,000,000  MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES
               613 (SALES TAX REVENUE, FIRST SECURITY BANK LOC)+/-ss.            3.52           08/15/2030            2,000,000
      600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
               BUCKINGHAM BROWN & NICHOLS (ECONOMIC DEVELOPMENT
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                           3.49           06/01/2036              600,000

                                                                                                                      2,600,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
MICHIGAN - 5.99%
$   3,175,000  DETROIT MI (WATER REVENUE, MBIA INSURED)+/-ss.                    3.52%          01/01/2011       $    3,175,000
    1,800,000  DETROIT MI SEWAGE DISPOSAL SERIES B (SEWER
               REVENUE, MBIA INSURED)+/-ss.                                      3.40           07/01/2023            1,800,000
      860,000  JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA
               FOOTE MEMORIAL HOSPITAL SERIES B (HOSPITAL
               REVENUE)+/-ss.                                                    3.50           06/01/2032              860,000
      900,000  MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS,
               BANK OF NOVA SCOTIA)                                              4.50           08/20/2007              905,108
    8,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES
               B (HEALTHCARE FACILITIES REVENUE)+/-ss.                           3.45           11/15/2033            8,000,000
    3,760,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED
               OBLIGATION ORCHESTRA PLACE RENEWAL PROJECT (OTHER
               REVENUE, STANDARD FEDERAL BANK LOC)+/-ss.                         3.49           09/01/2022            3,760,000
    1,180,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT
               CORPORATION LIMITED OBLIGATION PONTIAC VISION
               SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE, ALLIED
               IRISH BANK PLC LOC)+/-ss.                                         3.49           08/01/2020            1,180,000

                                                                                                                     19,680,108
                                                                                                                 --------------

MINNESOTA - 8.18%
      645,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED
               PROJECT (HOUSING REVENUE, FNMA INSURED)+/-ss.                     3.50           11/15/2033              645,000
      100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR,
               FNMA INSURED)+/-ss.                                               3.50           07/15/2030              100,000
    3,360,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR,
               LASALLE NATIONAL BANK NA LOC)+/-ss.                               3.49           06/01/2020            3,360,000
      790,000  COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR
               LOC, ABN AMRO BANK INSURED)+/-ss.                                 3.49           06/01/2013              790,000
      500,000  COHASSET MN POWER & LIGHT COMPANY PROJECT D
               PUTTABLE (POWER REVENUE LOC)+/-ss.                                3.49           12/01/2007              500,000
    2,500,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR,
               FHLMC INSURED)+/-ss.                                              3.53           12/01/2022            2,500,000
      735,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED
               PROJECT (HOUSING REVENUE, FNMA INSURED)+/-ss.                     3.50           05/15/2035              735,000
    1,275,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK
               ACADEMY PROJECT (PRIVATE SCHOOL REVENUE, US BANK
               NA LOC)+/-ss.                                                     3.55           10/01/2031            1,275,000
    1,675,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
               COMMISSION (AIRPORT REVENUE, FGIC INSURED)+/-ss.                  3.52           01/01/2023            1,675,000
      725,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
               SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE
               LOC)+/-ss.                                                        3.47           11/15/2026              725,000
    3,000,000  MINNESOTA STATE SERIES 1421 (PROPERTY TAX
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                           3.52           06/01/2014            3,000,000
    1,000,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
               5L (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
               BANK PLC LOC)+/-ss.                                               3.48           04/01/2027            1,000,000
    1,075,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES
               6H (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss.                    3.48           10/01/2032            1,075,000
    2,310,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT
               (HOUSING REVENUE, FHLMC)+/-ss.                                    3.50           11/01/2035            2,310,000
      595,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE
               NORTHWESTERN COLLEGE PROJECT (EDUCATIONAL
               FACILITIES REVENUE LOC)+/-ss.                                     3.70           11/01/2022              595,000
    1,410,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA
               INSURED)+/-ss.                                                    3.50           10/01/2035            1,410,000
    1,925,000  ST. PAUL MN HOUSING & RDA DISTRICT HEATING
               REVENUE SERIES A (WATER REVENUE LOC)+/-ss.                        3.52           12/01/2012            1,925,000
      335,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
               SERIES O (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)+/-ss.                                                 3.70           03/01/2012              335,000
    2,930,000  ST. PAUL MN PORT AUTHORITY SERIES 06-3
               (RECREATIONAL FACILITIES REVENUE, BANK OF NEW
               YORK LOC)+/-ss.                                                   3.65           04/01/2036            2,930,000

                                                                                                                     26,885,000
                                                                                                                 --------------

MISSOURI - 3.53%
    3,600,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER
               REVENUE, FIFTH THIRD BANK LOC)+/-ss.                              3.57           01/01/2030            3,600,000
    8,000,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN
               FOUNDATION (OTHER REVENUE LOC)+/-ss.                              3.65           04/01/2027            8,000,000

                                                                                                                     11,600,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
NEBRASKA - 0.49%
$   1,625,000  SARPY COUNTY NE HOSPITAL AUTHORITY #1 IMMANUEL
               HEALTH SYSTEMS PROJECT SERIES B (HEALTHCARE
               FACILITIES REVENUE LOC)+/-ss.                                     3.65%          07/01/2030       $    1,625,000
                                                                                                                 --------------

NEVADA - 1.35%
    4,205,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE,
               BANK OF NEW YORK LOC)+/-ss.                                       3.48           10/01/2035            4,205,000
      230,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX
               REVENUE, FGIC INSURED)+/-ss.                                      3.52           06/01/2020              230,000

                                                                                                                      4,435,000
                                                                                                                 --------------

NEW HAMPSHIRE - 2.24%
    1,600,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
               AUTHORITY COLBY SAWYER COLLEGE (EDUCATIONAL
               FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss.              3.48           09/01/2036            1,600,000
      620,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
               AUTHORITY CROTCHED MOUNTAIN REHABILITATION
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
               ALLIED IRISH BANK PLC LOC)+/-ss.                                  3.50           01/01/2037              620,000
    3,000,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
               AUTHORITY FRISBIE MEMORIAL HOSPITAL (HFFA
               REVENUE, BANK OF AMERICA LOC)+/-ss.                               3.50           10/01/2036            3,000,000
    2,150,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
               HEALTH CARE SERIES A (OTHER REVENUE, JPMORGAN
               CHASE BANK LOC)+/-ss.                                             3.52           01/01/2030            2,150,000

                                                                                                                      7,370,000
                                                                                                                 --------------

NEW MEXICO - 2.40%
    7,855,000  NEW MEXICO STATE TRAN (OTHER REVENUE)                             4.50           06/29/2007            7,887,208
                                                                                                                 --------------

NEW YORK - 0.51%
    1,675,000  NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE,
               BANK OF AMERICA LOC)+/-ss.                                        3.46           08/01/2034            1,675,000
                                                                                                                 --------------

NORTH CAROLINA - 0.86%
    2,830,000  CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY
               CAROLINAS HEALTHCARE SERIES B (OTHER REVENUE,
               BANK OF AMERICA LOC)+/-ss.                                        3.60           01/15/2026            2,830,000
                                                                                                                 --------------

OHIO - 4.08%
    2,400,000  LORAIN COUNTY OH EMH REGIONAL MEDICAL CENTER
               (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-ss.              3.50           11/01/2021            2,400,000
   11,000,000  OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST
               ENERGY GENERAL CORPORATION SERIES A (IDR,
               BARCLAYS BANK PLC LOC)+/-ss.                                      3.64           05/15/2019           11,000,000

                                                                                                                     13,400,000
                                                                                                                 --------------

OKLAHOMA - 1.91%
    2,780,000  OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY
               HIGHER EDUCATION PROJECTS SERIES D3 (LEASE
               REVENUE, CIFG INSURED)+/-ss.                                      3.65           07/01/2033            2,780,000
    3,500,000  PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY
               PHASE III PROJECT (EDUCATIONAL FACILITIES
               REVENUE, AMBAC INSURED)+/-ss.                                     3.51           07/01/2032            3,500,000

                                                                                                                      6,280,000
                                                                                                                 --------------

OREGON - 0.23%
      750,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL
               LYNCH CAPITAL SERVICES LOC)+/-ss.                                 3.53           05/01/2010              750,000
                                                                                                                 --------------

OTHER - 0.12%
      400,000  RESET OPTION CERTIFICATES TRUST II-R (SEWER
               REVENUE, FGIC INSURED)+/-ss.                                      3.52           11/01/2031              400,000
                                                                                                                 --------------

PENNSYLVANIA - 3.75%
    1,820,000  LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT
               (HOSPITAL REVENUE, WACHOVIA BANK LOC)+/-ss.                       3.60           07/01/2031            1,820,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                               INTEREST RATE      MATURITY DATE          VALUE
PENNSYLVANIA (continued)
$   3,750,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
               AUTHORITY TREASURY DEPARTMENT HOSPITAL
               ENHANCEMENT LOAN PROGRAM A2 (HOSPITAL REVENUE,
               NATIONAL CITY BANK)+/-ss.                                         3.50%          06/01/2011       $    3,750,000
      450,000  PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
               PLC LOC)+/-ss.                                                    3.50           07/01/2034              450,000
    5,000,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES
               AUTHORITY STUDENT HOUSING REVENUE SERIES A (OTHER
               REVENUE LOC)+/-ss.                                                3.51           11/01/2036            5,000,000
    1,300,000  PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
               (TRANSPORTATION REVENUE, AMBAC INSURED)+/-ss.                     3.48           12/01/2022            1,300,000

                                                                                                                     12,320,000
                                                                                                                 --------------

PUERTO RICO - 0.59%
    1,955,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102
               CLASS A (TOLL ROAD REVENUE, FIRST SECURITY BANK
               LOC)+/-ss.                                                        3.49           07/01/2027            1,955,000
                                                                                                                 --------------

SOUTH CAROLINA - 1.30%
    2,800,000  CHARLESTON SC SERIES B (WATER & SEWER REVENUE,
               WACHOVIA BANK LOC)+/-ss.                                          3.50           01/01/2035            2,800,000
    1,465,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20004001
               CLASS A (UTILITIES REVENUE LOC, MBIA INSURED)+/-ss.               3.53           01/01/2022            1,465,000

                                                                                                                      4,265,000
                                                                                                                 --------------

TENNESSEE - 1.21%
    2,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20004202
               CLASS A (LEASE REVENUE LOC, AMBAC INSURED)+/-ss.                  3.53           10/01/2027            2,000,000
    1,965,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
               COUNTY TN DISTRICT ENERGY (OTHER REVENUE, AMBAC
               INSURED)+/-ss.                                                    3.52           10/01/2022            1,965,000

                                                                                                                      3,965,000
                                                                                                                 --------------

TEXAS - 8.16%
    1,800,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55
               (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
               GUARANTEED)+/-ss.                                                 3.53           02/01/2014            1,800,000
    3,045,000  AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319
               (WATER REVENUE, MBIA INSURED)+/-ss.                               3.52           11/15/2013            3,045,000
    1,000,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA
               MEADOWS PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-ss.            3.50           09/01/2036            1,000,000
    4,100,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20024301
               CLASS A (PROPERTY TAX REVENUE LOC, PSFG INSURED)+/-ss.            3.53           08/15/2020            4,100,000
      725,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR
               LIEN RODEO SERIES C (SPORTS FACILITIES REVENUE,
               MBIA INSURED)+/-ss.                                               3.55           11/15/2030              725,000
    1,100,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY
               REVENUE, SOCIETE GENERALE LOC)+/-ss.                              3.51           11/15/2029            1,100,000
    2,700,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION
               CROW CEMENT COMPANY PROJECT (IDR, UBC AG LOC)+/-ss.               3.50           12/01/2009            2,700,000
    1,205,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON
               MEMORIAL HOSPITAL (HOSPITAL REVENUE, JPMORGAN
               CHASE BANK LOC)+/-ss.                                             3.50           11/01/2026            1,205,000
    3,635,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
               TAX REVENUE, DEXIA INSURED)+/-ss.                                 3.48           08/01/2037            3,635,000
    1,055,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA
               INSURED)+/-ss.                                                    3.49           05/15/2033            1,055,000
    5,400,000  TEXAS STATE TRAN (PROPERTY TAX REVENUE)                           4.50           08/31/2007            5,436,403
    1,030,000  TEXAS STATE TRANSPORTATION SERIES B
               (TRANSPORTATION REVENUE)+/-ss.                                    3.48           04/01/2026            1,030,000

                                                                                                                     26,831,403
                                                                                                                 --------------

VIRGINIA - 0.69%
    2,260,000  LOUDOUN COUNTY VA SANITATION AUTHORITY WATER &
               SEWER REVENUE (WATER REVENUE LOC)+/-ss.                           3.52           01/01/2024            2,260,000
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                INTEREST RATE      MATURITY DATE          VALUE
WASHINGTON - 3.94%
$   2,600,000  EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF
               AMERICA LOC)+/-ss.                                                3.55%          12/01/2021       $    2,600,000
      265,000  KING COUNTY WA HOUSING AUTHORITY SERIES A
               (HOUSING REVENUE, FHLMC INSURED)+/-ss.                            3.50           07/01/2035              265,000
      875,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY
               REVENUE (HOSPITAL REVENUE LOC)+/-ss.                              3.48           04/01/2018              875,000
    1,600,000  WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH
               SCHOOL PROJECT (HOUSING REVENUE, BANK OF AMERICA
               LOC)+/-ss.                                                        3.68           04/01/2034            1,600,000
    2,320,000  WASHINGTON STATE HOUSING FINANCE COMMISSION
               SERIES B (HOUSING REVENUE, BANK OF AMERICA LOC)+/-ss.             3.57           01/01/2036            2,320,000
      300,000  WASHINGTON STATE HOUSING WESLEY HOMES PROJECT
               SERIES A (LEASE REVENUE, BANK OF AMERICA LOC)+/-ss.               3.57           01/01/2036              300,000
    5,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM #3
               ELECTRIC REVENUE SERIES 3A   (POWER REVENUE LOC)+/-ss.            3.50           07/01/2018            5,000,000

                                                                                                                     12,960,000
                                                                                                                 --------------

WISCONSIN - 2.71%
    4,375,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY REEDSBURG AREA MEDICAL CENTER
               INCORPORATED (OTHER REVENUE, FIFTH THIRD BANK
               LOC)+/-ss.                                                        3.70           06/01/2036            4,375,000
    1,750,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY REVENUE HOSPICE CARE HOLDINGS
               INCORPORATED (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.            3.50           05/01/2030            1,750,000
    2,800,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY WHEATON FRANCISCAN SERVICES SERIES B
               (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)+/-ss.             3.47           08/15/2033            2,800,000

                                                                                                                      8,925,000
                                                                                                                 --------------

WYOMING - 1.52%
    5,000,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT
               SERIES A (PCR, BARCLAYS BANK PLC LOC)+/-ss.                       3.48           07/01/2015            5,000,000
                                                                                                                 --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $337,595,721)                                                                   337,595,721
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $362,260,719)*                                         110.20%                                             $  362,260,719

OTHER ASSETS AND LIABILITIES, NET                            (10.20)                                                (33,528,106)
                                                         ----------                                              --------------

TOTAL NET ASSETS                                             100.00%                                             $  328,732,613
                                                         ----------                                              --------------

+/-   Variable rate investments.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Dow Jones Target Today Fund (formerly Wells Fargo Advantage Outlook Today Fund), Wells Fargo Advantage Dow Jones Target 2010 Fund (formerly Wells Fargo Advantage Outlook 2010 Fund), Wells Fargo Advantage Dow Jones Target 2020 Fund (formerly Wells Fargo Advantage Outlook 2020 Fund), Wells Fargo Advantage Dow Jones Target 2030 Fund (formerly Wells Fargo Advantage Outlook 2030 Fund), Wells Fargo Advantage Dow Jones Target 2040 Fund (formerly Wells Fargo Advantage Outlook 2040 Fund), Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: January 22, 2007

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Dow Jones Target Today Fund (formerly Wells Fargo Advantage Outlook Today Fund), Wells Fargo Advantage Dow Jones Target 2010 Fund (formerly Wells Fargo Advantage Outlook 2010 Fund), Wells Fargo Advantage Dow Jones Target 2020 Fund (formerly Wells Fargo Advantage Outlook 2020 Fund), Wells Fargo Advantage Dow Jones Target 2030 Fund (formerly Wells Fargo Advantage Outlook 2030 Fund), Wells Fargo Advantage Dow Jones Target 2040 Fund (formerly Wells Fargo Advantage Outlook 2040 Fund), Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: January 22, 2007

/s/ A. Erdem Cimen
-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust


                                                     By: /s/ Karla M. Rabusch
                                                         --------------------
                                                         Karla M. Rabusch
                                                         President



                                                     By: /s/ A. Erdem Cimen
                                                         ------------------
                                                         A. Erdem Cimen
                                                         Treasurer

Date:  January 22, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                    Wells Fargo Funds Trust



                                                    By: /s/ Karla M. Rabusch
                                                        --------------------
                                                        Karla M. Rabusch
                                                        President



                                                    By: /s/ A. Erdem Cimen
                                                        ------------------
                                                        A. Erdem Cimen
                                                        Treasurer
Date: January 22, 2007